                                                             File No. 333-01741

================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 17
                                      AND
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 5

           CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02
                          (Exact Name of Registrant)

                  CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

              900 Cottage Grove Road, Hartford, Connecticut 06152
             (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code
                                (860) 757-7045

                           Jeffrey S. Winer, Esquire
                  Connecticut General Life Insurance Company
                              280 Trumbull Street
                          Hartford, Connecticut 06103
                    (Name and Address of Agent for Service)

           Approximate date of proposed public offering: Continuous

  Indefinite Number of Units of Interest in Variable Life Insurance Contracts
               (Title and Amount of Securities Being Registered)

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on March 10, 2006, pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) of Rule 485

[_] on ____, pursuant to paragraph (a) of Rule 485

================================================================================


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                                     CIGNA
                                     2006
                              PRODUCT PROSPECTUS
                                   [GRAPHIC]
                       CORPORATE VARIABLE UNIVERSAL LIFE
                              Corporate Insurance
                                March 10, 2006
   [LOGO]/R/
   CIGNA

Connecticut General Life Insurance Company

CG Corporate Insurance Variable Life Separate Account 02           [LOGO] Cigna

        Home Office Location:         Mailing Address:
        900 Cottage Grove Road        CIGNA Corporate Insurance
        Bloomfield, Connecticut 06152 P.O. Box 2975, Routing H14A
                                      Hartford, CT 06104 (860) 757-7045

         The Corporate Flexible Premium Variable Life Insurance Policy

This prospectus describes a flexible premium variable life insurance contract (the "Policy") offered by Connecticut General Life Insurance Company (the "Company", "we, us our/ours"). The primary purpose of the Policy is to provide life insurance protection. It is not similar to, nor should it be compared to, a systematic investment plan of a mutual fund. The Policy is not suitable as a short-term savings vehicle.

Policy values and, in some cases, the death benefit, varies with the investment performance of the funding options you, the purchaser, select. You assume certain risks by investing in these Policies, including the risk of losing money. This policy or certain of its investment options may not be available in all jurisdictions. Various rights and benefits may differ between jurisdictions to meet applicable law and/or regulations.

Corporations and other sponsoring groups purchasing these Policies may use them in executive benefit plans or to finance certain deferred compensation plans and post-retirement benefit programs.

The Policy continues to be closed to new sales. We are providing this updated prospectus in connection with the addition of the Summit Pinnacle Series EAFE International Index Portfolio as an underlying fund option.

You may choose among the following mutual funds as underlying funding options:

The Alger American Fund
Alger American MidCap Growth Portfolio
Alger American Growth Portfolio
Dreyfus Stock Index Fund, Inc.
Dreyfus Stock Index Fund
DWS Scudder
DWS Small Cap Index VIP
Fidelity(R) Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund
Goldman Sachs Variable Insurance Trust
Mid Cap Value Fund
Janus Aspen Series
Balanced Portfolio
MFS(R) Variable Insurance Trust/sm/
MFS Emerging Growth Series
MFS Total Return Series
PIMCO Variable Insurance Trust
High Yield Portfolio
Money Market Portfolio
Total Return Portfolio
Premier Advisors Variable Insurance Trust
OpCap Small Cap Portfolio
Summit Mutual Funds, Inc.
Summit Pinnacle Series EAFE International Index Portfolio
Vanguard (R) Variable Insurance Fund
Small Company Growth Portfolio

The Policy's Fixed Account credits interest to Policy values held in that account. We guarantee the amounts in the Fixed Account and payment of certain interest. See "The Fixed Account" in the Table of Contents for more information.

It may not be in your best interest to replace existing insurance with this Policy. Please read this prospectus, and the underlying mutual funds' prospectuses, to understand the Policy and the risks associated with each of the underlying mutual funds.

                  Keep this prospectus for future reference.
 The Securities and Exchange Commission has not approved or disapproved these securities or determined this prospectus is accurate or complete. It is a criminal offense to state otherwise.
                       Prospectus Dated: March 10, 2006

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
Risk/Benefit Summary......................................................   3
Annual Underlying Mutual Fund Expenses....................................   5
Highlights................................................................   5
   Initial Choices........................................................   5
   Reductions.............................................................   6
   Refunds................................................................   6
The Company...............................................................   7
The Variable Account......................................................   7
   General................................................................   7
   Substitution of Securities.............................................   7
   Voting Rights..........................................................   8
   Fund Participation Agreements..........................................   8
The Funds.................................................................   9
Death Benefit.............................................................  10
   Death Benefit Options..................................................  10
   Changes in Death Benefit Option........................................  10
   Payment of Death Benefit...............................................  11
   Life Insurance Qualification Test......................................  11
   Changes in Specified Amount............................................  11
Premium Payments and Transfers............................................  12
   Premium Payments.......................................................  12
   Allocation of Net Premium Payments.....................................  12
   Transfers..............................................................  13
   Market Timing..........................................................  13
Cost of Insurance Charges.................................................  14
The Fixed Account.........................................................  14
Policy Values.............................................................  14
   Accumulation Value.....................................................  14
   Variable Accumulation Unit Value.......................................  15
   Surrender Value........................................................  15
Surrenders................................................................  15
   Partial Surrenders.....................................................  15
   Full Surrenders........................................................  15
   Deferral of Payment and Transfers......................................  15
Lapse and Reinstatement...................................................  16
   Lapse of a Policy......................................................  16
   Reinstatement of a Lapsed Policy.......................................  16
Policy Loans..............................................................  16
Settlement Options........................................................  16
Additional Insurance Benefit..............................................  16
Joint and Survivor Benefit................................................  17
Other Policy Provisions...................................................  17
   Issuance...............................................................  17
   Short-Term Right to Cancel the Policy..................................  17
   Policy Owner and Beneficiary...........................................  18
   Changes of Policy Owner or Beneficiary.................................  18
   Right to Exchange for a Fixed Benefit..................................  18
   Incontestability.......................................................  18
   Misstatement of Age....................................................  18
   Suicide................................................................  19
Nonparticipating Policies.................................................  19
Additional Information....................................................  19
Tax Matters...............................................................  19
   Taxation of the Policies...............................................  19
   Taxation of the Company................................................  20
   Partial Surrenders.....................................................  21
   Policy Loans...........................................................  21
   Distribution of the Policies...........................................  22
Changes of Investment Policy..............................................  22
   Other Contracts Issued by the Company..................................  22
State Regulation..........................................................  23
Reports to Contract Owners................................................  23
Legal Proceedings.........................................................  23
Experts...................................................................  24
Registration Statement....................................................  24
Financial Statements......................................................  24
Technical Terms...........................................................  25
Statement of Additional Information.......................................  26
Incorporation of Documents by Reference...................................  26
How to Contact Us.........................................................  26

RISK/BENEFIT SUMMARY: BENEFITS AND RISKS

The primary purpose of this Policy is to provide life insurance protection on the life of one individual or, if a joint and survivor option is elected, two individuals (see "Joint and Survivor Benefit" in the Table of Contents for more information). Corporations and other sponsoring groups which buy Policies may use them in executive benefit plans or to finance certain deferred compensation plans and post-retirement benefit programs.

Policy values and, in some cases, the death benefit, vary with the investment performance of the funding options you, the purchaser, select. The funding options currently include the Company's Fixed Account and mutual funds with widely varying investment objectives and practices (see "The Funds" in the Table of Contents for more information). You may reallocate Policy values among the mutual fund from time to time. A comprehensive discussion of the risks of each of those mutual funds may be found in that fund's prospectus. Policy values based on the mutual funds' performance may rise or fall. You bear the risk of poor investment performance, and may lose money. If Policy values become less than the next monthly deduction for the cost of insurance, your Policy will lapse unless an additional premium is paid within the grace period.

You do have the right under the Policy to take loans using the Policy values as collateral, or to withdraw Policy values in part or in full. However, a partial withdrawal of Policy values may not exceed 90% of the Policy's net accumulation value. So long as the Policy remains a "life insurance contract" for federal tax purposes under one of two tests you select when the Policy is issued, you may make premium payments in the amounts and at times you choose. You must select one of three death benefit options offered: a varying death benefit; a level death benefit; or a level plus return of premium death benefit (see "Death Benefit Options" in the Table of Contents for more information). You may change your selection at a later time.

This Policy is not suitable as a short-term investment vehicle. Our administrative and sales charges at Policy issuance and from premium payments are less readily recovered in the short term. This Policy is also unlike, and should not be compared to, systematic investment plans of mutual funds. We make daily charges for our mortality and expense risks to cover possible decreasing life expectancy and unexpected increases in our administrative costs. We also charge monthly for the "cost of insurance" - the risk that an insured will die and a death benefit will be paid. These charges and benefits do not apply to direct mutual fund investments.

Your Policy may become a modified endowment contract under federal tax law under certain circumstances. If these circumstances were to occur, loans and other pre-death distributions are includable in your gross income on a gain first basis, and you may be subject to a 10% penalty (unless you have attained age 59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy (see "Taxation of the Policies" in the Table of Contents for more information).

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RISK/BENEFIT SUMMARY: FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value among investment options.

                               Transaction Fees

Charge               Amount Deducted                    When Charge is Deducted
------               ---------------                    -----------------------
Maximum Sales        6.5% for sales expenses, premium   From each premium
Charge Imposed on    tax and other tax liabilities      payment
Premiums (Load)
                     In addition,
                     .   40% from each premium
                         payment, up to the target
                         premium, in the first policy
                         year
                     For increases in specified
                     amount, other than through a
                     change in the death benefit
                     option, an additional 25% of the
                     premium payment(s) attributable
                     to the increase in specified
                     amount up to the increase in
                     target premium, during the first
                     12 months after the increase

Administrative
  Expense Fee        $250                               At Issue

Surrender Fees                                          For each partial
                     $25                                surrender

Transfer fees        $25                                For fund transfers in
                                                        excess of the free
                                                        transfer limit
                                                        described in the
                                                        "Transfers" section of
                                                        this Prospectus.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio company fees and expenses.

          Periodic Charges Other Than Sub-account Operating Expenses

                                    Amount Deducted /            When Charge is
Charge                              Description of Cost          Deducted
------                              -------------------          --------------

Cost of Insurance /1/
   Minimum and Maximum              $0.03 - 1.00                 Monthly
   Charge per $1,000 Net
   Amount at Risk
   Charge for a 50 Year Old Male    $0.09                        Monthly
   Non-smoker Insured per $1,000
   Net Amount at Risk

Maintenance Fee                     $8                           Monthly

Administrative Fees /2/             Each day, 1/365 of the       Daily
                                    annual rate. The maximum
                                    annual rate is .30% of the
                                    average daily Policy values.

Mortality and Expense Fees /3/      Each day, 1/365 of the       Daily
                                    annual rate. The maximum
                                    annual rate is .90% of the
                                    average daily Policy values.

Net Loan Interest Rate              1.2% per year                Each Policy
                                                                 Anniversary
                                                                 when a Policy
                                                                 loan is
                                                                 outstanding

/1./ Actual cost of insurance charges vary based upon the individual characteristics of the insured. The cost of insurance charge shown in the table may not be representative of the charge you will pay. Please contact CIGNA Corporate Insurance to obtain more information about the cost of insurance charge that would apply to you.

/2./  The current annual rate is .10% of the average daily Policy values.

/3./ The current annual rate is .85% of the average daily Policy values during policy years 1-10; .45% of the average daily Policy values during policy years 11-15; and .15% of the average daily Policy values thereafter.

ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

                                                            Minimum     Maximum
                                                            -------     -------
Total Annual Underlying Mutual Fund Operating Expenses        .26%  --   1.25%
(expenses that are deducted from mutual fund assets,
including management fees, distribution and/or service
(12b-1) fees, and other expenses)..........................

HIGHLIGHTS

This section is an overview of key Policy features. Regulations in your state may vary the provisions of your own Policy.

                          INITIAL CHOICES TO BE MADE

When purchasing a Policy, you have four important choices to make:

1) Selecting one of the three death benefit options;

2) Selecting the amount of premium payments to make;

3) Selecting how net premium payments will be allocated among the available funding options; and

4) Selecting the life insurance qualification method to be used (see "Life Insurance Qualification Test" in the Table of Contents for more information).

Level or Varying Death Benefit The death benefit is the amount we pay to the beneficiary (ies) when the Insured dies.
                               Before we pay the death benefit, we subtract any outstanding loan account balances or outstanding amounts due. We calculate the death benefit payable as of the date on which the Insured died.

                               When you purchase your Policy, you must
                               choose one of three death benefit options:

                               1)  Option A -- a varying death benefit
                                   equal to the greater of:
                                      a) the specified amount plus the
                                         accumulation value; or
                                      b) the corridor death benefit.

                               2)  Option B-- a level death benefit equal
                                   to the greater of:
                                      a) the specified amount; or
                                      b) the corridor death benefit.

                               3)  Option C -- a "return of premium" death
                                   benefit equal to the greater of:
                                      a) the specified amount plus the sum
                                         of the premiums paid; or
                                      b) the corridor death benefit.

Amount of Premium Payment      When you apply for your Policy, you must
                               decide how much premium to pay. You may
                               change premium payments within limits (see
                               "Premium Payments" in the Table of Contents for more information). However, your Policy might lapse if you don't pay enough premium to maintain a positive net accumulation value. If your Policy lapses because your monthly deduction is larger than the net accumulation value, you may reinstate your Policy (see "Reinstatement of a Lapsed
                               Policy" in the Table of Contents for more information").

Selection of Funding Vehicle(s) You must choose the fund(s) in which you want to place your net premium payment(s). For each fund, we maintain a separate sub-account which invests in shares of that fund. These fund sub-accounts make up the Variable Account (see "The Variable Account" in the Table of Contents for more information). A variable sub-account is not guaranteed and will increase or decrease in value according to the particular fund's investment performance (see "Policy Values" in the Table of Contents for more information). You may also choose to place part or all of your net premium payment(s) into the Fixed Account.

                                Any initial premium payments will be deposited in the PIMCO Variable Insurance Trust Money Market Portfolio during the Right-to-Examine Period (see "Short-Term Right to Cancel the Policy" in the Table of Contents for more information).

REDUCTIONS AND REFUNDS

Reduction of Charges........ Corporations or other groups or sponsoring organizations may buy Policies on a case basis. We may reduce premium charges or any other charges where we expect that the amount or nature of the case will result in savings of sales, underwriting, administrative or other costs. Eligibility for and the amount of reduction will be determined by a number of factors, including:

                             .   Number of lives to be insured;

                             .   Total premium(s) expected to be paid;

                             .   Total assets you have under our management;

                             . The nature of the relationship among the insured individuals;

                             . The purpose for which the Policies are being purchased;

                             . Expected persistency of the Policies as a whole; and

                             . Any other circumstances we believe relevant to the expected reduction of our expenses.

                             Some reductions may be guaranteed. Other reductions may be subject to withdrawal or modification by us on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policy owners.

Refund of Portion of Premium Surrenders during the first two policy years will
  Charges qualify for a refund of a portion of the premium charges.

                            Surrender
                            During              Credit
                            ---------           ------

                            First Policy Year:  100% of all premium charges
                                                previously deducted in excess of
                                                3.5% of all premiums paid.

                            Second Policy Year: 50% of all premium charges
                                                previously deducted in excess of
                                                3.5% of all premiums paid.

THE COMPANY

The Company is a Connecticut life insurance company incorporated in 1865, located at 900 Cottage Grove Road, Hartford, Connecticut. Wholly owned by Connecticut General Corporation and, in turn, by CIGNA Holdings, Inc. and CIGNA Corporation, it is licensed to do business in all states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

The Company's Home Office mailing address is CIGNA, H14A, P.O. Box 2975, Hartford, Connecticut 06104. The telephone number is 860-757-7045.

THE VARIABLE ACCOUNT

CG Corporate Insurance Variable Life Separate Account 02 ("Variable Account") is a "separate account" of the Company established pursuant to a February 23, 1996 resolution of our Board of Directors.

Under Connecticut law, the assets of the Variable Account attributable to the policies, though our property, are not chargeable with liabilities of any other business of the Company and are available first to satisfy our obligations under the Policies. The Variable Account income, gains, and losses are credited to or charged against the Variable Account without regard to our other income, gains, or losses. We do not guarantee the Variable Account's values and investment performance. All distributions made by the funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value.

The Variable Account is divided into sub-accounts, each of which is invested solely in the shares of one of the funds. On each valuation day, net premium payments allocated to the Variable Account will be invested in fund shares at net assets value, and monies necessary to pay for deductions, charges, transfers, and surrenders from the Variable Account are raised by selling shares of funds at net issue value.

The Variable Account is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve Commission supervision of the Variable Account or our management, investment practices, or policies.

We have other registered separate accounts which fund other variable life insurance policies.

   General

We can give you no assurance that the investment objective of any of the funds will be met. You will bear the complete investment risk for accumulation values allocated to a sub-account. Inherent investment risk varies significantly among the sub-accounts, but is present in each. You should read each fund's prospectus carefully and understand the funds' relative degrees of risk before making or changing investment choices. We impose some terms and conditions limiting such choices.

   Substitution of Securities

If the shares of any fund should no longer be available to the Variable Account or if, in our judgment, further investment in such shares should become inappropriate in view of the investment objectives of the Policies, we may substitute shares of another fund. We will make no substitution of securities in any sub-account without prior approval of the Commission and under such requirements as it may impose.

   Voting Rights

We will vote the shares of each fund held in the Variable Account at special meetings of the shareholders of the particular Trust. We will follow written instructions received from persons having the voting interest in the Variable Account. We will vote the shares for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions. The Trusts do not hold regular meetings of shareholders.

The number of shares that you have a right to vote will be determined as of a date chosen by the appropriate Trust but not more than sixty (60) days prior to the meeting of that Trust. We will solicit voting instructions by written communication at least fourteen (14) days prior to the meeting.

Each fund's shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through our separate accounts and the separate accounts of other life insurance companies and, in some cases, qualified plans. The Trusts' managements do not see any disadvantage to you arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products, and with both ours and other life insurance companies' separate accounts. Nevertheless, the Trusts' boards intend to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, they should take in response. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

   Fund Participation Agreements

We have entered into agreements with various Trusts and their advisers or distributors. Under these agreements, we make the funds available under the policies and perform certain administrative services. In some cases, the advisers or distributors may compensate us for these services.

THE FUNDS

Each of the sub-accounts of the Variable Account currently offered under the Policy is invested solely in the shares of one of the funds now available as funding vehicles under the Policies. Each fund has a different investment objective. Each fund is registered as an open-end management investment company under the 1940 Act.

   You may obtain a prospectus for any fund by contacting us at 860.757.7045

 Funds, Investment
 Advisers, and Distributors Funds Available under the Policy Type of Fund
 -------------------------- -------------------------------- ------------

 The Alger American Fund    Alger American Growth Portfolio  Large Cap Stocks
 Managed by Fred Alger      Alger American Midcap Growth     Mid Cap Stocks
 Management, Inc.           Portfolio
 Distributed by Fred        Alger American Small             Small Cap Stocks
 Alger & Company,           Capitalization Portfolio*
 Incorporated

 Dreyfus Stock Index Fund,  Dreyfus Stock Index Fund, Inc.   Large Cap Stocks
 Inc.
 Managed by The Dreyfus
 Corporation Distributed
 by Dreyfus Service
 Corporation

 DWS Scudder                DWS Small Cap Index VIP          Russell 2000 Index
 Managed by Deutsche Asset
 Management, Inc.
 Distributed by PFPC
 Distributors Inc.

 Fidelity(R) Variable       Fidelity VIP Equity-Income       Large Cap Stocks
 Insurance Products Fund    Portfolio
 Managed by Fidelity                                         High Yield
 Management & Research      High Income Portfolio*           Securities
 Company Distributed by     Investment Grade Bond Portfolio* Investment Grade
 Fidelity Distributors                                       Bond
 Corporation

 Franklin Templeton         Templeton Foreign Securities     International
 Variable Insurance         Fund                             Stocks
 Products Trust Managed by
 Templeton Investment
 Counsel, LLC Distributed
 by Franklin Templeton
 Distributors, Inc.

 Goldman Sachs Variable     Mid Cap Value Fund               Mid Cap Stocks
 Insurance Trust
 Managed by Goldman Sachs
 Asset Management, L.P.
 Distributed by Goldman,
 Sachs & Co.

 Janus Aspen Series         Janus Aspen Series Balanced      Balanced
 Managed by Janus Capital   Portfolio Janus Aspen Series
 Management, LLC            Worldwide Growth Portfolio*      Global Stocks
 Distributed by Janus
 Distributors, LLC

 MFS(R) Variable Insurance  MFS Emerging Growth Series       Large Cap Stocks
 Trust                      MFS Total Return Series          Balanced or Total
 Managed by Massachusetts                                    Return
 Financial Services Company
 Distributed by MFS Fund
 Distributors, Inc.

 PIMCO Variable Insurance   High Yield Portfolio             High Yield
 Trust                      Money Market Portfolio           Securities
 Managed by Pacific         Total Return Portfolio           Money Market
 Investment Management                                       Fixed Income-Total
 Company LLC                                                 Return
 Distributed by Allianz
 Global Investors
 Distributors, LLC

 Premier Advisors Variable  OpCap Equity Portfolio*          Value Stocks
 Insurance Trust Managed    OpCap Managed Portfolio*         Balanced
 by OpCap Advisors LLC      OpCap Small Cap Portfolio        Small Cap Stocks
 Distributed by OCC
 Distributors LLC

 Summit Mutual Funds, Inc.  Summit Pinnacle Series EAFE      EAFE Index
 Managed by Summit          International Index Portfolio
 Investment Partners, Inc.
 Sub-advised by World
 Asset Management/Division
 of Munder Capital
 Management
 Distributed by Carillon
 Investments Inc.

 Vanguard(R) Variable       Small Company Growth Portfolio   Small Cap Stocks
 Insurance Fund
 Managed and distributed
 by:
 The Vanguard Group
 Sub-advised by Granahan
 Investment Management,
 Inc. and Grantham, Mayo,
 Van Oterloo &Co. LLC

*  closed to new investments

DEATH BENEFIT

   Death Benefit Options

We offer three different death benefit options. The amount payable under each is determined as of the date of the Insured's death. In this prospectus, "the Insured's death" means, for a joint and survivor policy, the death of the second Insured to die (see Joint and Survivor Benefit in the Table of Contents for more information). Option B will be in effect unless you elected Option A or Option C in your application for the Policy or unless a change has been allowed:

  . Option A -- the death benefit will be the greater of the specified amount (a minimum of $50,000 as of the date of this prospectus) plus the accumulation value, or the corridor death benefit. Option A provides a varying death benefit which increases or decreases over time, depending on the amount of premium you pay and the investment performance of the funds you choose.

  . Option B -- the death benefit will be the greater of the specified amount or corridor death benefit. Option B provides a level death benefit unless the corridor death benefit exceeds the specified amount.

  . Option C -- the death benefit will be the greater of the specified amount plus the premium payments you make, or the corridor death benefit. Option C provides a death benefit that increases based on premium payments.

Under each option the amount payable upon death will be the death benefit, reduced by partial surrenders and by the amount necessary to repay any loans in full.

   Changes in Death Benefit Option

We will allow a death benefit option change upon your written request to CIGNA Corporate Insurance in a form satisfactory to us, subject to the following conditions:

  . The change will take effect on the monthly anniversary day following the date of receipt of the request.

  . No change in the death benefit option may reduce the specified amount below $50,000.

  . For changes from Option B to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

  . For changes from Option B to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

  . For changes from Option A to Option B, the new specified amount will equal the death benefit at the time of the change.

  . For changes from Option A to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

  . For changes from Option C to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

  . For changes from Option C to Option B, the new specified amount will equal the death benefit at the time of the change.

   Payment of Death Benefit

We will compute the death benefit as of the date of the Insured's death. We will pay it in a lump sum within seven days after receipt at the Corporate Variable Products Service Center of due proof of the Insured's death (a certified copy of the death certificate(s)), unless you or the beneficiary have elected that all or a part of it be paid under one or more of any settlement options (see "Settlement Options") we may make available. We may delay payment of the death benefit if the Policy is being contested.

While the Insured is living, you may elect a settlement option, if available, for the beneficiary and deem it irrevocable by the beneficiary, or, you may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the death of the Insured, unless you have made an irrevocable election.

If you assign the Policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay the beneficiary any excess death benefit due as elected.

   Life Insurance Qualification Test

A Policy must satisfy either of two tests in order to qualify as a life insurance contract for tax purposes under Section 7702 of the Internal Revenue Code of 1986, as amended ("the Code"). At the time of purchase, you must choose a Policy that uses either the guideline premium/cash value corridor test or the cash value accumulation test. You cannot change the selection of the test to be used after the Policy's issue date.

The guideline premium/cash value corridor test restricts the maximum premiums that you may pay into a life insurance policy for a specified death benefit. In addition, the death benefit must not be less than the applicable percentage of the cash surrender value, with the applicable percentage decreasing with age. Illustrative applicable percentages are as follows:

  .   250% through attained age 40;

  .   150% at attained age 55;

  .   120% at attained age 65, and

  .   101% at attained age 95 and above.

  . The cash value accumulation test is met if, by the terms of the contract, the cash surrender value of the contract may not at any time exceed the net single premium that would have to be paid at that time to fund future benefits.

See also "Tax Matters" in the Table of Contents for more information.

   Changes in Specified Amount

You may change the specified amount of a Policy by a written request to the Corporate Variable Products Service Center in a form satisfactory to us, subject to the following conditions:

  . Satisfactory evidence of insurability and a supplemental application may be required to increase the specified amount.

  . An increase in the specified amount, other than through a change in the death benefit option, will result in an additional 25% premium charge on premium payments attributable to the increase in specified amount up to the increase in target premium received during the 12 months following the increase.

  . No decrease may reduce the specified amount to less than $50,000, or below the minimum required to maintain the Policy's status as life insurance under the Code.

PREMIUM PAYMENTS AND TRANSFERS

   Premium Payments

The Policies provide for flexible premium payments. You select the frequency and amount of premium payments. The initial premium payment is due on the issue date and is payable in advance. The minimum payment is the amount necessary to maintain a positive net accumulation value. We reserve the right to decline any application or premium payment.

After the initial premium payment, you must send all premium payments directly to the Corporate Variable Products Service Center. They will be deemed received when they are actually received there.

You may increase, decrease, or change the frequency of premium payments.

Planned Premiums are premium payments scheduled when a Policy is applied for.

Additional Premiums are any premium payments made ($500 minimum) in addition to planned premiums.

Net Premium Payments are the balance of premium payments remaining after we deduct the premium charge.

Premium Increases. At any time, you may increase planned premiums or pay additional premiums, but:

  . We may request evidence of insurability if the additional premium or the new planned premium during the current policy year would increase the difference between the death benefit and the accumulation value. If we request satisfactory evidence of insurability and you do not provide it, we will refund the increase in premium without interest and without participation in any underlying funding options.

  . The total of all premium payments may not exceed the then-current maximum premium limitations established by federal law for a policy to qualify as life insurance. If, at any time, a premium payment would result in total premium payments exceeding such maximum limitation, we will only accept that portion of the payment that will make total premiums equal to the maximum. We will return, or apply as otherwise agreed, any part of the premium payment in excess of that amount and no further premium payments will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

  . If there is any policy indebtedness, we will use any additional net premium payments first as a loan repayment. Any excess will be applied as an additional net premium payment.

   Allocation of Net Premium Payments

When you purchase a Policy, you must decide how to allocate net premium payments among the sub-accounts and the Fixed Account. For each sub-account, we convert the net premium payment into "accumulation units". The number of accumulation units credited to the Policy is determined by dividing the net premium payment allocated to the sub-account by the value of the accumulation unit for the sub-account (see "Policy Values" in the Table of Contents for more information).

During the Right-to-Examine Period, we will allocate the net premium payment to the CIGNA Variable Products Group's Money Market Fund of the Variable Account. Earnings will be credited from the later of the issue date or the date the premium payment was received. We will allocate the net premium payment directly to the sub-account(s) you selected after expiration of the Right-to-Examine Period (see "Short-Term Right to Cancel the Policy" in the Table of Contents for more information).

Unless you direct us otherwise, we will allocate subsequent net premium payments on the same basis as the most recent previous net premium payment as of the next valuation period after each payment is received.

You may change the allocation for future net premium payments at any time free of charge, effective for premium payments made more than one week after we receive notice of the new allocation.

   Transfers

You may transfer values ($500 minimum) at any time from one sub-account to another. You may also transfer a portion of one or more sub-accounts to the Fixed Account within 30 days prior to each policy anniversary. The transfers will be effective as of the next valuation day after your request is received by the Corporate Variable Products Service Center in good order. The cumulative amount of transfers from the Fixed Account within any such 30-day period cannot exceed 20% of the Fixed Account value on the most recent policy anniversary. If the Fixed Account value as of any policy anniversary is less than $5,000, however, this condition will not apply. We may further limit transfers from the Fixed Account at any time.

Subject to the above restrictions, for any individual policy you own, you may make up to 12 transfers without charge in any policy year. If you own multiple policies, you may make up to 12 transfers without charge in any policy year provided that: 1) each transfer request applies to all policies you own and 2) each transfer request is identical for all such policies in relation to the sub-accounts affected. Any value remaining in the Fixed Account or a sub-account after a transfer must be at least $500. You must make transfers in writing unless we have previously approved other arrangements. A $25 charge will be imposed for each transfer in excess of the free transfer limit stated above.

Any transfer among the funds or to the Fixed Account will result in the crediting and cancellation of accumulation units based on the accumulation unit value next determined after your written request is received at the Corporate Variable Products Service Center. The Corporate Variable Products Service Center must receive transfer requests by 4:00 p.m. Eastern Time in order for them to be effective that day. Any transfer you make that causes the remaining value of the accumulation units for a sub-account to be less than $500 will result in the remaining accumulation units being cancelled and their value reallocated proportionally among the other funding options you chose. You should carefully consider current market conditions and each fund's investment policies and related risks before you allocate money to the sub-accounts. See pages 10-13 of this prospectus.

We may, at our sole discretion, waive minimum balance requirements on the sub-accounts.

   Market Timing

Overly frequent transfers or an attempt to engage in market timing may disrupt management of an underlying fund and raise its expenses, which can impair its performance. We do not market the Policy to individuals or entities for the purpose of engaging in market timing activity, nor will we accomodate frequent transfers among underlying funds. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We reserve the right to refuse transfers, either for one Owner or a group of Owners, if we believe that: (a) excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on the accumulation unit value of an underlying fund or (b) we are informed by one or more of the underlying funds that the purchase or redemption of accumulation units is to be restricted because of excessive trading or a specific transfer or group of transfers is deemed to have a detrimental affect on the accumulation unit values of affected underlying fund. We will apply these restrictions uniformly.

Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

COST OF INSURANCE CHARGES

We make a monthly deduction from the net accumulation value for the Cost of Insurance and any charges for supplemental riders. The Cost of Insurance compensates us for the anticipated cost of paying death benefits in excess of the accumulation value. It depends on the attained age, years since issue and risk class (in accordance with state law) of the insured, and the current net amount at risk.

We determine the Cost of Insurance by subtracting the accumulation value at the previous monthly anniversary day from the death benefit at the previous monthly anniversary day, and multiplying the result (the net amount at risk) by the applicable Cost of Insurance rate as determined by the Company. We base the Policy's guaranteed maximum Cost of Insurance rates for standard risks, per $1,000 net amount at risk, on the 1980 Commissioners Standard Ordinary Mortality Tables, age nearest birthday.

We deduct these monthly charges proportionately from the value of each funding option. This is accomplished for the sub-accounts by canceling accumulation units and withdrawing the value of the cancelled accumulation units from each funding option in the same proportion as the respective values have to the net accumulation value. The monthly deductions are made on the monthly anniversary day.

THE FIXED ACCOUNT

The Fixed Account is funded by the assets of our General Account. Amounts held in the Fixed Account will be credited with interest at rates we declare from time to time. The minimum rate that will be credited is the lesser of 4% per year or the prevailing 30-day Treasury Bill Rate as of the last day of the preceding calendar month.

The Fixed Account is made up of the general assets of the Company other than those allocated to any separate account. The Fixed Account is part of our General Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act"), and neither the Fixed Account nor our General Account has been registered under the 1940 Act. Therefore, neither the Fixed Account nor any interest therein is generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account.

POLICY VALUES

   Accumulation Value

Once a Policy has been issued, we credit each net premium payment allocated to a sub-account in the form of accumulation units representing the fund in which assets of that sub-account are invested. We do so at the end of the valuation period in which the premium is received at the Corporate Variable Products Service Center (or portion thereof allocated to a particular sub-account). We determine the number of accumulation units credited by dividing the net premium payment by the value of an accumulation unit next computed after its receipt. Since each sub-account has its own accumulation unit value, a policy owner who has elected a combination of funding options will have accumulation units credited from more than one source.

We determine the accumulation value of a Policy by:

    a) multiplying the total number of accumulation units credited to the Policy for each applicable sub account by its appropriate current accumulation unit value,

    b) if a combination of sub-accounts is elected, totaling the resulting values, and

    c) adding any values attributable to the General Account (i.e., the Fixed Account value and the loan account value).

The number of accumulation units we credit to a Policy will not be changed by any subsequent change in the value of an accumulation unit. Such value may vary from valuation period to valuation period to reflect the investment experience of the fund used in a particular sub-account.

The Fixed Account value reflects amounts allocated to the Fixed Account through payment of premiums or transfers from the Variable Account. The Fixed Account value is guaranteed; however, there is no assurance that the

Variable Account value of the Policy will equal or exceed the net premium payments allocated to the Variable Account.

We will tell you at least annually how many accumulation units are credited to the Policy, the current accumulation unit values, and your interest in: (a) the Variable Account value, (b) the Fixed Account value, and (c) the loan account value.

Accumulation value will be affected by monthly deductions.

   Variable Accumulation Unit Value

We determine the value of a variable accumulation unit for any valuation period by multiplying that unit's value for the immediately preceding valuation period by the net investment factor for the current period for the appropriate sub-account.

We determine the net investment factor separately for each sub-account by dividing (1) by (2) and subtracting (3) from the results, where:

(1) Equals the net asset value per share of the fund held in the sub-account at the end of a valuation period.

  . plus the per share amount of any distribution declared by the fund if the "ex-dividend" date is during the valuation period;

  . plus or minus taxes or provisions for taxes, if any, attributable to the operation of the sub-account during the valuation period.

(2) Equals the net asset value per share of the fund held in the sub-account at the beginning of that valuation period
(3) Equals the daily charges for mortality and expense risk and for administrative expenses, multiplied by the number of days in the valuation period.

   Surrender Value

The surrender value of a Policy is the amount you can receive in cash by surrendering the Policy. All or part of the surrender value may be applied to one or more of any settlement options that we might make available through a rider attached to the Policy.

SURRENDERS

   Partial Surrenders

You can make a partial surrender at any time by writing us at the Corporate Variable Products Service Center during the lifetime of the Insured and while the Policy is in force. We will charge a $25 transaction fee for any partial surrender. For more information, see the "Additional Information -- Partial Surrenders" section on page 25.

   Full Surrenders

You may make a full surrender at any time. We will pay the surrender value next computed after receiving your written request at the Corporate Variable Products Service Center in a form satisfactory to us. We usually pay any portion derived from the Variable Account within seven days of receipt of your request.

   Deferral of Payment and Transfers

We may postpone payment of the surrendered amount from the Variable Account when the New York Stock Exchange is closed and for such other periods as the Commission may require. We may defer payment or transfer from the Fixed Account for a period not greater than six months. If we exercise our right to defer such payments or transfers, interest will be added as required by law.

LAPSE AND REINSTATEMENT

   Lapse of a Policy

A lapse occurs if a monthly deduction is greater than the net accumulation value and no payment to cover the monthly deduction is made within the grace period. We will send you a lapse notice at least 31 days before the grace period expires.

Depending on the investment performance of the funding options, the net accumulation value may be insufficient to keep this Policy in force, particularly if you have taken any loans or made any partial surrender. In that event, it may be necessary for you to make an additional premium payment.

   Reinstatement of a Lapsed Policy

You can apply for reinstatement at any time during the Insured's lifetime. To reinstate a Policy, we require satisfactory evidence of insurability and an amount sufficient to pay for the current monthly deduction plus 12 additional monthly deductions.

POLICY LOANS

You may take a loan against the Policy for up to 90% of the then current net accumulation value. A policy loan requires that you complete a loan agreement and assign the Policy to us (see "Additional Information" in the Table of Contents for more information).

SETTLEMENT OPTIONS

We may pay proceeds in the form of settlement options through the addition of a rider. A settlement option may be selected:

  .   at the beneficiary's election upon the Insured's death, or

  .   while the Insured is alive, upon your election.

You may request, in writing, to elect, change, or revoke a settlement option before payments begin. Your request must be in a form satisfactory to us and will take effect upon its receipt at the Corporate Variable Products Service Center. After the first payment, all payments will be made on the first day of each month.

   Examples of possible settlement options are:

  .   First Option -- Payments for a stated number of years.

  . Second Option -- Payments for the lifetime of the payee, guaranteed for a specified number of months.

  . Third Option -- Payment of interest annually on the sum left with us at a rate of at least 3% per year, and upon the payee's death the amount on deposit will be paid.

  . Fourth Option -- Installments of specified amounts payable until the proceeds with any interest thereon are exhausted.

  . Additional Options -- Policy proceeds may also be settled under any other method of settlement we offer at the time the request is made.

ADDITIONAL INSURANCE BENEFIT

We can issue the Policy with an additional insurance benefit as a portion of the total death benefit. The benefit provides annually renewable term insurance on the life of the Insured. We exclude this benefit from the specified amount when calculating the charges and fees for the Policy and when calculating the target premium. We add the cost of the benefit to the monthly deduction. The cost is dependent on the attained age, years since issue, risk class and gender classification. We may adjust the monthly benefit rate from time to time, but the rate will never exceed the guaranteed Cost of Insurance rate for the benefit for that policy year. The benefit allows you to increase the insurance protection under the Policy.

JOINT AND SURVIVORSHIP BENEFIT

We can issue the Policy with a joint and survivorship rider. The rider would enable us to issue the Policy on the lives of two Insureds and to pay the death benefit upon the death of the second of two Insureds to die. If you elect to add this benefit to your Policy, you should:

  . interpret any reference in this prospectus to the "death of the Insured", or "the Insured's death", or similar context as "the death of the second of the two Insureds to die";

  . interpret any discussions in this prospectus of the features of the Policy allowed "while the Insured is alive", or "during the lifetime of the Insured", or similar context as allowed "while at least one of the Insureds is alive".

Other sections of this prospectus that would be affected by the addition of this benefit are:

  .   Incontestability: The Policy or increase must be in force for two
      (2) years during the lifetime of each Insured (see "Incontestability" in the Table of Contents for more information).

  . Misstatement of Age: By reason of the rider the provision relates to either Insured (see "Misstatement of Age" in the Table of Contents for more information).

  . Suicide: By reason of the rider the provision relates to either Insured (see "Suicide" in the Table of Contents for more information).

The cost of the rider is reflected in the monthly Cost of Insurance rates. Those rates are based on the attained age, years since issue, risk class and gender classification of each person insured. We use an actuarial formula that reflects one-alive and both-alive probabilities to determine the Cost of Insurance rates. No other charges and fees for the Policy will change as a result of the addition of the joint and survivorship rider.

OTHER POLICY PROVISIONS

   Issuance

We will only issue a Policy upon receipt of satisfactory evidence of insurability and, generally, only where the Insured is below age 75.

   Short-Term Right to Cancel the Policy

You may return a Policy for cancellation and a full refund of premium within 10 days after you receive it, unless state law is otherwise. We will hold the initial premium payment made when the Policy is issued in the CIGNA Variable Products Money Market Fund of the Variable Account. We will not allocate it to any other variable sub-accounts, even if you have so directed, until:

  . the fifteenth day after we mail you the Policy, if the state law Right-to-Examine Period is 10 days after you receive the Policy.

  . the twenty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 20 days, or

  . the thirty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 30 days.

If you return the Policy for cancellation in a timely fashion, we will usually pay the refund of premiums, without interest, within seven days of your notice of cancellation. We may delay refund of premiums paid by check until the check clears.

   Policy Owner and Beneficiary

The policy owner and beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any. While the Insured is living, all rights in the Policy are vested in the policy owner.

If the policy owner is other than the Insured and dies before the Insured, the policy owner's rights in the Policy belong to the policy owner's estate.

If any beneficiary predeceases the Insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. We will pay multiple beneficiaries in equal shares, unless otherwise provided. We will pay the death proceeds to the policy owner or the policy owner's executor(s), administrator(s), or assigns if no named beneficiary survives the Insured.

   Changes of Policy Owner or Beneficiary

You may name a new policy owner or beneficiary(ies) while the Insured is living by written request on a form satisfactory to us. You must submit the form to the Corporate Variable Products Service Center where we will record it. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action we take before it was recorded. We may require that the Policy be submitted for endorsement before making a change of policy owner.

   Right to Exchange for a Fixed Benefit Policy

You may, within the first two policy years, exchange the Policy for a flexible premium adjustable life insurance policy offered by our Corporate Insurance Department at that time. The benefits for the new policy will not vary with the investment experience of a separate account. You must elect the exchange within 24 months from the Policy's issue date. We will not require evidence of insurability for the exchange.

Under the new policy:

  . The policy owner, the Insured, and the beneficiary will be the same as those under the exchanged Policy on the effective date of the exchange.

  . The death benefit on the exchange date will not be more than the death benefit of the original Policy immediately prior to the exchange date.

  .   The issue date and issue age will be the same as that of the original
      Policy.

  . The initial specified amount and any increases in specified amount will have the same rate class as those of the original Policy.

  .   Any indebtedness on the original Policy will be transferred.

   Incontestability

We will not contest payment of the death proceeds based on the initial specified amount after the Policy has been in force, during the Insured's lifetime, for two years from the date of issue. For any increase in specified amount requiring evidence of insurability, we will not contest payment of the death proceeds based on such an increase after it has been in force, during the Insured's lifetime, for two years from its effective date.

   Misstatement of Age

We will adjust the death benefit and accumulation value if the Insured's age has been misstated. The adjustment process will recalculate all such benefits and values to the amount that would have been calculated using the rates that were in effect at the time of each monthly anniversary.

   Suicide

If the Insured dies by suicide, while sane or insane, within two years from the issue date, we will pay no more than the sum of the premiums paid, less any indebtedness. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, we will pay no more than a refund of the monthly charges for the cost of such additional benefit.

NONPARTICIPATING POLICIES

These are nonparticipating Policies on which no dividends are payable. These Policies do not share in our profits or surplus earnings.

ADDITIONAL INFORMATION

TAX MATTERS

The following discussion is general and is not intended as tax advice. You should consult counsel and other competent advisers for more complete information. This discussion is based on our understanding of federal income tax laws as the Internal Revenue Service currently interprets them. No representation is made as to the likelihood of continuation of these current laws and interpretations.

   Taxation of the Policies

For contracts issued after December 31, 1984, section 7702 of the Code provides a definition that must be met in order for the contract to qualify as a life insurance contract for federal tax purposes. Under this section, either a cash value test or a guideline premium/cash value corridor test must be satisfied. For contracts that meet the definition of section 7702, the income credited to the contract is not taxed until it is distributed; and, even then, it is only taxed to the extent that the amount distributed exceeds the investment in the contract. A policy loan is not treated as a distribution for this purpose. In addition, the death proceeds payable upon the death of the insured are excluded from the gross income of the beneficiary under section 101 of the Code. We will test Policies for compliance with section 7702 and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the policies qualify as life insurance contracts. As a result, the federal taxation of a Policy should be the same as described above.

A life insurance contract issued on or after June 21, 1988, will become a modified endowment contract if the amount of premiums paid for the contract exceeds limits set out in section 7702A of the Code. Under these rules, a life insurance contract becomes a modified endowment contract if the total premiums paid during the first seven years exceed the amount that would have been paid if the contract provided for paid up benefits after seven level annual premiums. Generally, amounts distributed from a modified endowment contract, including amounts paid out as the result of a full surrender, a partial surrender, or a loan, are taxable to the extent that the cash value of the contract immediately before the distribution exceeds the investment in the contract. A collateral assignment or pledge of a modified endowment contract is also treated as a distribution for this purpose. In addition to the taxation of the distribution, a 10% tax penalty generally applies to the taxable portion of such distribution unless the policy owner is 59 1/2 years old or disabled when the distribution is made. The Policies offered by this prospectus may or may not be issued as modified endowment contracts, depending upon the wishes of the Policy owner. For those Policies that are not issued as modified endowment contracts, we will test them for compliance with section 7702A and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the policies do not become modified endowment contracts.

A Policy may also become a modified endowment contract as the result of a reduction in benefits or a material change as defined in section 7702A.
Section 7702 also provides that if there is a reduction in benefits during the first 15 years after the life insurance contract is issued and there is a cash distribution as a result of that change, some or all of the distribution may be taxable. Because of these rules, we will monitor any additional premium payments or requested changes in the benefits under a Policy. If a premium payment or requested change would result in the Policy becoming a modified endowment contract or otherwise result in a taxable distribution, we will notify the Policy owner. In such a case, the payment will not be credited to the contract or the change will not be made until we have received verification from the Policy owner that such action should be taken.

Because of the limitations of the rules of sections 7702 and 7702A, it may not be advantageous to replace an existing life insurance contract that is not subject to these rules with a Policy described in this prospectus.

In addition to meeting the tests required by sections 7702 and 7702A, section 817(h) of the Code requires that the investments of separate accounts, such as the Variable Account, be adequately diversified. Beginning with any period for which a separate account is not adequately diversified, any variable life insurance contracts that are based upon that account are not treated as life insurance contracts for tax purposes.

Treasury Regulation 1.817-5 generally provides that a separate account will be considered adequately diversified only if:

  . no more than 55% of the value of the total assets of the account is represented by any one (1) investment,

  .   no more than 70% of such value is represented by any two (2) investments,

  .   no more than 80% of such value is represented by any three
      (3) investments, and

  .   no more than 90% of such value is represented by any four (4) investments.

U.S. Treasury Securities are not subject to the diversification test for variable life insurance contracts; and, to the extent that separate accounts include such securities, somewhat less stringent requirements apply. We will monitor the investments in the variable account in order to ensure that it remains adequately diversified.

The following may have adverse tax consequences:

  .   A total surrender or termination of the Policy by lapse;

  .   A reduction in benefits;

  .   A change in the specified amount;

  .   Payment of additional premiums;

  .   A policy loan;

  .   A change in death benefit option;

  .   A 1035 exchange;

  .   The exchange of a Policy for a fixed-benefit policy; or

  .   The collateral assignment or pledge of a Policy.

If the amount received by the policy owner upon surrender or termination plus total policy indebtedness exceeds the premiums paid into the Policy, the excess will generally be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policy owner or beneficiary.

   Taxation of the Company

We are taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income on the assets of the Variable Account are reinvested and taken into account in determining the value of accumulation units.

We do not expect to incur any federal income tax liability that would be chargeable directly to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, we determine that on a separate company basis such taxes may be incurred, we reserve the right to assess a charge for such taxes against the Variable Account.

We may also incur state and local taxes in addition to premium taxes in several states. At present, these taxes are not significant. If they increase, however, additional charges for such taxes may be made.

   Partial Surrenders

You may make a partial surrender at any time while the Policy is in force and during the lifetime of the Insured. The request must be in writing and you will be charged a $25 transaction fee. The amount of a partial surrender may not exceed 90% of the net accumulation value at the end of the valuation period in which the election becomes or would become effective. A partial surrender may not be less than $500.

  .   Option B and C Policies (see "Death Benefit"):

A partial surrender will reduce the accumulation value, death benefit and specified amount. The specified amount and accumulation value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

  .   For an Option A Policy (see "Death Benefit"):

A partial surrender will reduce the accumulation value and the death benefit, but it will not reduce the specified amount.

We will not allow the specified amount remaining in force after a partial surrender to be less than $50,000. We will not grant any request for a partial surrender that would reduce the specified amount below this amount. In addition, if, following the partial surrender and the corresponding decrease in the specified amount, the Policy would not comply with the maximum premium limitations required by federal tax law, we may limit the decrease to the extent necessary to meet the federal tax law requirements.

If, at the time of a partial surrender, the net accumulation value is attributable to more than one funding option, we will deduct the $25 transaction charge from the amount paid from the values in each funding option, unless we agree otherwise with you.

   Policy Loans

A policy loan requires that a loan agreement be executed and that the Policy be assigned to us. The loan may be for any amount up to 90% of the then current net accumulation value. The amount of a loan, together with subsequent accrued but not paid interest on the loan, becomes part of the "loan account value" (i.e. an amount equal to the sum of all unpaid Policy loans and loan interest). If Policy values are held in more than one funding option, withdrawals from each option will be made in proportion to the assets in each option at the time of the loan for transfer to the loan account, unless you instruct us otherwise, in writing, at the Corporate Variable Products Service Center.

Interest on loans will accrue at an annual rate of 5%, and net loan interest (interest charged less interest credited as described below) is payable once a year in arrears on each anniversary of the loan, or earlier upon full surrender or other payment of proceeds of a Policy. Any interest not paid when due becomes part of the loan and we will withdraw net interest proportionately from the values in each funding option.

We will credit interest on the loan account value. Our current practice is to credit interest at an annual rate equal to the interest rate charged on the loan minus:

  .   .95% (guaranteed not to exceed 1.2%) during first ten policy years,

  .   .45% (guaranteed not to exceed 1.2%) during policy years 11-15, and

  .   .15% (guaranteed not to exceed 1.2%) annually thereafter.

In no case will the annual credited interest rate be less than 3.8%.

We will allocate repayments on the loan among the funding options according to current net premium payment allocations. However, we maintain the right to require that amounts loaned from the Fixed Account be allocated to the Fixed Account upon repayment. We will reduce the loan account value by the amount of any loan repayment.

A policy loan, whether or not repaid, will affect:

  .   The proceeds payable upon the Insured's death, and

  .   The accumulation value.

This is because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the accumulation value. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable, depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding.

   Distribution of the Policies

In the event we elect to sell new Policies, we will distribute the Policies through Westport Financial Services, L.L.C., 39 Old Ridgebury Road, Danbury, Connecticut 06810. Westport Financial Services, L.L.C. is not affiliated with CIGNA.

Gross commissions paid by us on the sale of Policies will not exceed:

  . First Policy Year: 40% of target premium, plus 3% of any premium payment in excess of target premium.

  . Renewal: 3% of premium payments, plus 25% of any increase in target premium.

In addition, in New York and New Jersey we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

CHANGES OF INVESTMENT POLICY

We may materially change the investment policy of the Variable Account. We must inform you and obtain all necessary regulatory approvals. We must submit any change to the various state insurance departments, which may disapprove it if deemed detrimental to the policy owners' interests or if it renders our operations hazardous to the public. If a policy owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the Insured. You must take this conversion by the later of:

  . 60 days (6 months in Pennsylvania) from the date of the investment policy change, or

  . 60 days (6 months in Pennsylvania) from the date you are informed of such change.

We will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the Policy converted on the date of such conversion.

   Other Contracts Issued by the Company

We presently and will, from time to time, offer other variable life insurance policies and variable annuity contracts with benefits which vary in accordance with the investment experience of a separate account of the Company.

STATE REGULATION

We are subject to the laws of Connecticut governing insurance companies and to regulation by the Connecticut Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Connecticut Insurance Department. Such regulation does not, however, involve any supervision of management or investment practices or policies.

REPORTS TO POLICY OWNERS

We maintain Policy records and will mail to each policy owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the accumulation value, the surrender value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each sub-account, and any loan account value.

We will also send you annual reports containing financial statements for the Variable Account and annual and semi-annual reports of the funds to the extent required by the 1940 Act. In addition, we will send you statements of significant transactions, such as changes in specified amount, changes in death benefit option, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement, and termination.

LEGAL PROCEEDINGS

Connecticut General Life Insurance Company is a wholly-owned subsidiary of CIGNA Corporation ("CIGNA"). In 2004, a Florida federal court handling multi-district health care litigation against CIGNA and several health care industry competitors approved a settlement agreement between the physician class and CIGNA. In April 2005, the court approved a settlement between CIGNA and the remaining plaintiffs, a class of non-physician health care professionals.

In 2004, CIGNA, other insurance companies and certain insurance brokers received subpoenas and inquiries from the New York Attorney General, the Connecticut Attorney General and other state regulators relating to their investigations of broker compensation. During the third quarter of 2004, the New York Attorney General brought suit against a large insurance broker, alleging that the broker sought rigged bids from, and steered business to, certain property and casualty insurers with whom it had contingent compensation arrangements. During the fourth quarter of 2004, the New York Attorney General filed suit against Universal Life Resources (ULR), a disability and accident insurance broker. CIGNA is mentioned in the complaint but is not a defendant. Separately, a purported class action lawsuit is pending (one having been withdrawn) against ULR and several group life, disability and accident insurance companies, including CIGNA and a CIGNA subsidiary, asserting among other things, that contingent commissions are unlawful. On August 1, 2005, two CIGNA subsidiaries were added as defendants to a separate purported class action against numerous brokers and other insurance companies also asserting that contingent commissions are unlawful. In addition, the California insurance commissioner, in a suit against ULR and several insurance holding companies and certain of their subsidiaries, including CIGNA and several of its subsidiaries, is seeking injunctive relief. CIGNA is cooperating with the inquiries by the New York and Connecticut Attorneys General and other state regulators and disagrees with the assertions against it in the lawsuits. Further, in the first quarter of 2005, a shareholder filed a derivative suit nominally on behalf of CIGNA in federal court in the Eastern District of Pennsylvania against certain directors and officers. The complaint alleges breach of fiduciary duty in connection with alleged concealment of the fact that CIGNA paid contingent commissions to brokers, and seeks damages and equitable relief. The factual allegations are similar to those contained in the cases against the broker ULR described above.

In 2004, the New York Attorney General commenced a lawsuit against Express Scripts, Inc. and two CIGNA insurance companies. Under an agreement with the CIGNA companies, Express Scripts is responsible for administering the prescription drug benefit program under New York State's principal employee health plan, the Empire Plan. The CIGNA companies insure the prescription drug benefit program and hold the contract with the

New York State Department of Civil Service. The complaint primarily focuses on administration of the prescription drug benefit program.

In 2002, several purported class action lawsuits (which have been consolidated), as well as two shareholder derivative complaints (which have been consolidated) nominally brought on behalf of CIGNA, were filed in federal court in the Eastern District of Pennsylvania against CIGNA and certain of its senior officers and directors. These suits allege securities law violations and breaches of fiduciary duty. Two other purported class action lawsuits (which have been consolidated) asserting violations of ERISA were filed against CIGNA and certain officers in the Eastern District of Pennsylvania by individuals who seek to represent a class of participants in the CIGNA 401(k) Plan who allegedly suffered losses on investments in CIGNA stock. The court has granted preliminary approval of a settlement agreement in the ERISA litigation and has scheduled a fairness hearing for September 2005.

During 2002, a Connecticut federal court certified a class action lawsuit against CIGNA and the CIGNA Pension Plan. The plaintiffs are participants in the Plan who earned certain Plan benefits prior to 1998. The plaintiffs allege, among other things, that the Plan violated ERISA by impermissibly conditioning certain post-1997 benefit accruals on the amount of pre-1998 benefit accruals, that these conditions are not adequately disclosed to Plan participants, and that the Plan's cash balance formula discriminates against older employees.

CIGNA is routinely involved in numerous claims, lawsuits, regulatory audits, investigations and other legal matters arising, for the most part, in the ordinary course of the business of administering and insuring employee benefit programs. An increasing number of claims are being made for substantial non-economic, extra-contractual or punitive damages. The outcome of litigation and other legal matters is always uncertain, and outcomes that are not justified by the evidence can occur. CIGNA believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that resolution of one or more of the legal matters currently pending or threatened could result in losses material to CIGNA's consolidated results of operations, liquidity or financial condition.

EXPERTS

Legal matters in connection with the Policies described in this prospectus are being passed upon by Jeffrey S. Winer, Esq., Senior Counsel, CIGNA Investment Management, 280 Trumbull Street, Hartford, CT 06103, in the opinion filed as an exhibit to the Registration Statement given on his authority as an expert in these matters.

REGISTRATION STATEMENT

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered by way of this prospectus. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of terms thereof, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The consolidated balance sheets of the Company and its subsidiaries as of December 31, 2004 and 2003 and related consolidated statements of income and retained earnings and cash flows for the years ended December 31, 2004, 2003, and 2002 may be found in the Statement of Additional Information. They should be considered only as bearing upon the ability of the Company to meet our obligations under the Policies.

The Statement of Assets and Liabilities of the Variable Account at December 31, 2004 and related Statements of Operations for the period ended December 31, 2004, 2003, and 2002 and Statements of Changes in Net Assets for the period ended December 31, 2004, 2003, and 2002 may also be found in the Statement of Additional Information. The Variable Account commenced operations on
December 24, 1996.

TECHNICAL TERMS

Accumulation Unit: A unit of measure used to calculate the value of a sub-account.

Accumulation Value: The sum of your interest in the Fixed Account value, your interest in the Variable Account value, and the loan account value.

Corridor Death Benefit: The death benefit calculated as a percentage of the accumulation value, rather than by reference to the specified amount, to satisfy the Internal Revenue Service definition of "life insurance".

Grace Period: The 61-day period following a monthly anniversary day on which a Policy's net accumulation value is insufficient to cover the current monthly deduction. We will send a notice at least 31 days before the end of the grace period that the Policy will lapse without value unless we receive a sufficient payment (described in the notification letter).

Monthly Anniversary Day: The day of the month, as shown in the Policy Specifications, when we make the monthly deduction; or, if that day is not a valuation day or is nonexistent for that month, the next valuation day.

Net Accumulation Value: The accumulation value less the loan account value.

Specified Amount: The amount you choose which is used in determination of the death benefit and which you may increase or decrease as described in this prospectus. We exclude the additional insurance benefit from the specified amount when calculating charges and fees for the Policy and when calculating the target premium.

Target Premium: The amount of premium on which we pay full commissions and deduct a higher premium charge. This amount is specified on the Policy Specifications page and varies based on the Insured's issue age, sex and specified amount and, if applicable, underwriting class. The premium charge applied to the premiums paid in the first ten policy years is higher on premium paid up to target premium and lower on premium paid above target premium.

Valuation Day: Every day on which accumulation units are valued. This will include any day on which the New York Stock Exchange is open, but not any day on which trading on the Exchange is restricted, or on which an emergency exists, as determined by the Securities and Exchange Commission, so that valuation or disposal of securities is not practicable.

Valuation Period: The period of time beginning on the day following the valuation day and ending on the next valuation day. A valuation period may be more than one day in length.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available from us without charge upon your request. This Prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in those registration statements and the exhibits thereto. You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W., Washington, D.C., 20549-0102. Please call the SEC at 202-942-8090 for further information. You may inspect and copy those registration statements and exhibits thereto at the SEC's public reference facilities at the above address, Room 1024, and at the SEC's Regional Offices, The Woolworth Building, 233 Broadway, New York, NY and 175 W. Jackson Boulevard, Suite 900, Chicago, IL. These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this Prospectus is modified or superseded by a statement in this Prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Prospectus. The Annual Report on Form 10-K for the year ended December 31, 2004 previously filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus. We will furnish you without charge a copy of any or all of the documents incorporated by reference in this Prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request.

HOW TO CONTACT US

You can contact us by: calling our Corporate Variable Products Service Team toll free at 1-800-903-7711, option 3, during our normal business hours, 8:00 a.m. ET to 5:00 p.m. ET, Monday through Friday or writing to us via regular mail at CIGNA, Corporate Variable Products Service Team, P.O. Box 2800, H14A, Hartford, Connecticut 06104 OR for express mail CIGNA, Corporate Variable Products Service Team, 280 Trumbull Street, H14A, Hartford, Connecticut 06103.
NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.

811 - 7563

    [LOGO]/R/
    CIGNA
    Corporate Insurance Department H14A
    280 Trumbull Street
    Hartford, CT 06103
                                                                 /C/ 2006 CIGNA
                                                                  557003 3/2006

                                     CIGNA
                                     2006
                              PRODUCT PROSPECTUS
                                   [GRAPHIC]
                     CORPORATE VARIABLE UNIVERSAL LIFE, II
                              Corporate Insurance
                                March 10, 2006
   [LOGO]/R/
   CIGNA

Connecticut General Life Insurance Company

CG Corporate Insurance Variable Life Separate Account 02         [LOGO] Cigna

        Home Office Location:         Mailing Address:
        900 Cottage Grove Road        CIGNA Corporate Insurance
        Bloomfield, Connecticut 06152 P.O. Box 2975, Routing H14A
                                      Hartford, CT 06104 (860) 757-7045

       The Corporate Flexible Premium Variable Life Insurance Policy II

This prospectus describes a flexible premium variable life insurance contract (the "Policy") offered by Connecticut General Life Insurance Company (the "Company", "we, us our/ours"). The primary purpose of the Policy is to provide life insurance protection. It is not similar to, nor should it be compared to, a systematic investment plan of a mutual fund. The Policy is not suitable as a short-term savings vehicle.

Policy values and, in some cases, the death benefit, varies with the investment performance of the funding options you, the purchaser, select. You assume certain risks by investing in these Policies, including the risk of losing money. This policy or certain of its investment options may not be available in all jurisdictions. Various rights and benefits may differ between jurisdictions to meet applicable law and/or regulations.

Corporations and other sponsoring groups purchasing these Policies may use them in executive benefit plans or to finance certain deferred compensation plans and post-retirement benefit programs.

The Policy continues to be closed to new sales. We are providing this updated prospectus in connection with the addition of the Summit Pinnacle Series EAFE International Index Portfolio as an underlying fund option.

You may choose among the following mutual funds as underlying funding options:

The Alger American Fund
Alger American MidCap Growth Portfolio
Alger American Growth Portfolio
Dreyfus Stock Index Fund, Inc.
Dreyfus Stock Index Fund
DWS Scudder
DWS Small Cap Index VIP
Fidelity(R) Variable Insurance Products Fund
Fidelity VIP Equity-Income Portfolio
Franklin Templeton Variable Insurance Products Trust
Templeton Foreign Securities Fund
Goldman Sachs Variable Insurance Trust
Mid Cap Value Fund
Janus Aspen Series
Balanced Portfolio
MFS(R) Variable Insurance Trust/sm/
MFS Emerging Growth Series
MFS Total Return Series
PIMCO Variable Insurance Trust
High Yield Portfolio
Money Market Portfolio
Total Return Portfolio
Premier Advisors Variable Insurance Trust
OpCap Small Cap Portfolio
Summit Mutual Funds, Inc.
Summit Pinnacle Series EAFE International Index Portfolio
Vanguard (R) Variable Insurance Fund
Small Company Growth Portfolio

The Policy's Fixed Account credits interest to Policy values held in that account. We guarantee the amounts in the Fixed Account and payment of certain interest. See "The Fixed Account" in the Table of Contents for more information.

It may not be in your best interest to replace existing insurance with this Policy. Please read this prospectus, and the underlying mutual funds' prospectuses, to understand the Policy and the risks associated with each of the underlying mutual funds.

                  Keep this prospectus for future reference.
 The Securities and Exchange Commission has not approved or disapproved these securities or determined
  this prospectus is accurate or complete. It is a criminal offense to state otherwise.
                       Prospectus Dated: March 10, 2006

                               TABLE OF CONTENTS

                                                                           Page
                                                                           ----
Risk/Benefit Summary......................................................   3
Annual Underlying Mutual Fund Expenses....................................   5
Highlights................................................................   5
   Initial Choices........................................................   5
   Reductions.............................................................   6
   Refunds................................................................   6
The Company...............................................................   7
The Variable Account......................................................   7
   General................................................................   7
   Substitution of Securities.............................................   7
   Voting Rights..........................................................   8
   Fund Participation Agreements..........................................   8
The Funds.................................................................   9
Death Benefit.............................................................  10
   Death Benefit Options..................................................  10
   Changes in Death Benefit Option........................................  10
   Payment of Death Benefit...............................................  11
   Life Insurance Qualification Test......................................  11
   Changes in Specified Amount............................................  11
Premium Payments and Transfers............................................  12
   Premium Payments.......................................................  12
   Allocation of Net Premium Payments.....................................  12
   Transfers..............................................................  13
   Market Timing..........................................................  13
Cost of Insurance Charges.................................................  14
The Fixed Account.........................................................  14
Policy Values.............................................................  14
   Accumulation Value.....................................................  14
   Variable Accumulation Unit Value.......................................  15
   Surrender Value........................................................  15
Surrenders................................................................  15
   Partial Surrenders.....................................................  15
   Full Surrenders........................................................  15
   Deferral of Payment and Transfers......................................  15
Lapse and Reinstatement...................................................  16
   Lapse of a Policy......................................................  16
   Reinstatement of a Lapsed Policy.......................................  16
Policy Loans..............................................................  16
Settlement Options........................................................  16
Additional Insurance Benefit..............................................  16
Joint and Survivor Benefit................................................  17
Other Policy Provisions...................................................  17
   Issuance...............................................................  17
   Short-Term Right to Cancel the Policy..................................  17
   Policy Owner and Beneficiary...........................................  18
   Changes of Policy Owner or Beneficiary.................................  18
   Right to Exchange for a Fixed Benefit..................................  18
   Incontestability.......................................................  18
   Misstatement of Age....................................................  18
   Suicide................................................................  19
Nonparticipating Policies.................................................  19
Additional Information....................................................  19
Tax Matters...............................................................  19
   Taxation of the Policies...............................................  19
   Taxation of the Company................................................  20
   Partial Surrenders.....................................................  21
   Policy Loans...........................................................  21
   Distribution of the Policies...........................................  22
Changes of Investment Policy..............................................  22
   Other Contracts Issued by the Company..................................  22
State Regulation..........................................................  23
Reports to Contract Owners................................................  23
Legal Proceedings.........................................................  23
Experts...................................................................  24
Registration Statement....................................................  24
Financial Statements......................................................  24
Technical Terms...........................................................  25
Statement of Additional Information.......................................  26
Incorporation of Documents by Reference...................................  26
How to Contact Us.........................................................  26

RISK/BENEFIT SUMMARY: BENEFITS AND RISKS

The primary purpose of this Policy is to provide life insurance protection on the life of one individual or, if a joint and survivor option is elected, two individuals (see "Joint and Survivor Benefit" in the Table of Contents for more information). Corporations and other sponsoring groups which buy Policies may use them in executive benefit plans or to finance certain deferred compensation plans and post-retirement benefit programs.

Policy values and, in some cases, the death benefit, vary with the investment performance of the funding options you, the purchaser, select. The funding options currently include the Company's Fixed Account and mutual funds with widely varying investment objectives and practices (see "The Funds" in the Table of Contents for more information). You may reallocate Policy values among the mutual fund from time to time. A comprehensive discussion of the risks of each of those mutual funds may be found in that fund's prospectus. Policy values based on the mutual funds' performance may rise or fall. You bear the risk of poor investment performance, and may lose money. If Policy values become less than the next monthly deduction for the cost of insurance, your Policy will lapse unless an additional premium is paid within the grace period.

You do have the right under the Policy to take loans using the Policy values as collateral, or to withdraw Policy values in part or in full. However, a partial withdrawal of Policy values may not exceed 90% of the Policy's net accumulation value. So long as the Policy remains a "life insurance contract" for federal tax purposes under one of two tests you select when the Policy is issued, you may make premium payments in the amounts and at times you choose. You must select one of three death benefit options offered: a varying death benefit; a level death benefit; or a level plus return of premium death benefit (see "Death Benefit Options" in the Table of Contents for more information). You may change your selection at a later time.

This Policy is not suitable as a short-term investment vehicle. Our administrative and sales charges at Policy issuance and from premium payments are less readily recovered in the short term. This Policy is also unlike, and should not be compared to, systematic investment plans of mutual funds. We make daily charges for our mortality and expense risks to cover possible decreasing life expectancy and unexpected increases in our administrative costs. We also charge monthly for the "cost of insurance" - the risk that an insured will die and a death benefit will be paid. These charges and benefits do not apply to direct mutual fund investments.

Your Policy may become a modified endowment contract under federal tax law under certain circumstances. If these circumstances were to occur, loans and other pre-death distributions are includable in your gross income on a gain first basis, and you may be subject to a 10% penalty (unless you have attained age 59 1/2). There could be significant adverse tax consequences if the policy should lapse or be surrendered when there are loans outstanding. You should consult with a tax adviser before taking steps that may affect whether your policy becomes a modified endowment policy (see "Taxation of the Policies" in the Table of Contents for more information).

RISK/BENEFIT SUMMARY: FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Policy. The first table describes the fees and expenses that you will pay at the time that you buy the Policy, surrender the Policy, or transfer cash value among investment options.

                               Transaction Fees

                                                        When Charge is
  Charge                 Amount Deducted                Deducted
  ------                 ---------------                --------------

  Maximum Sales Charge   6.5% for sales expenses,       From each premium
    Imposed on           premium tax and other tax        payment
    Premiums (Load)      liabilities

                         In addition,

                         .   45% from each premium
                             payment, up to the target
                             premium, in the first
                             policy year

                         .   12% from each premium
                             payment, up to the target
                             premium, in policy years
                             2-10

                         For increases in specified
                         amount, other than through a
                         change in the death benefit
                         option, an additional 25% of
                         the premium payment(s)
                         attributable to the increase
                         in specified amount up to the
                         increase in target premium,
                         during the first 12 months
                         after the increase

  Administrative Expense $175                           At Issue
    Fee

  Surrender Fees         $25                            For each partial
                                                        surrender

  Transfer fees          $25                            For fund transfers in
                                                        excess of the free
                                                        transfer limit
                                                        described in the
                                                        "Transfers" section of
                                                        this Prospectus.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including portfolio company fees and expenses.

          Periodic Charges Other Than Sub-account Operating Expenses

                                                                                                 When Charge is
Charge                            Amount Deducted / Description of Cost                          Deducted
------                            -------------------------------------                          --------------

Cost of Insurance /1/
   Minimum and Maximum            $0.03 - 1.00                                                   Monthly
     Charge per $1,000 Net
     Amount at Risk

   Charge for a 50 Year Old Male  $0.09                                                          Monthly
     Non-smoker Insured per
     $1,000 Net Amount at Risk

Maintenance Fee                   $8                                                             Monthly

Administrative Fees /2/           Each day, 1/365 of the annual rate. The maximum annual rate is Daily
                                  .30% of the average daily Policy values.

Mortality and Expense Fees /3/    Each day, 1/365 of the annual rate. The maximum annual rate is Daily
                                  .90% of the average daily Policy values.

Net Loan Interest Rate            1.2% per year                                                  Each Policy
                                                                                                 Anniversary when a
                                                                                                 Policy loan is
                                                                                                 outstanding

/1/ Actual cost of insurance charges vary based upon the individual characteristics of the insured. The cost of insurance charge shown in the table may not be representative of the charge you will pay. Please contact CIGNA Corporate Insurance to obtain more information about the cost of insurance charge that would apply to you.

/2/  The current annual rate is .10% of the average daily Policy values.

/3/ The current annual rate is .55% of the average daily Policy values during policy years 1-15 and .15% of the average daily Policy values thereafter.

ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that you may pay periodically during the time that you own the Policy. More detail concerning each underlying mutual fund's fees and expenses is contained in the prospectus for each underlying mutual fund.

                                                            Minimum     Maximum
                                                            -------     -------
Total Annual Underlying Mutual Fund Operating Expenses        .26%  --   1.25%
(expenses that are deducted from mutual fund assets, including management fees, distribution and/or service
(12b-1) fees, and other expenses)

HIGHLIGHTS

This section is an overview of key Policy features. Regulations in your state may vary the provisions of your own Policy.

                          INITIAL CHOICES TO BE MADE

When purchasing a Policy, you have four important choices to make:

1) Selecting one of the three death benefit options;

2) Selecting the amount of premium payments to make;

3) Selecting how net premium payments will be allocated among the available funding options; and

4) Selecting the life insurance qualification method to be used (see "Life Insurance Qualification Test" in the Table of Contents for more information).

Level or Varying Death Benefit           The death benefit is the amount we pay to the beneficiary (ies)
                                         when the Insured dies.
                                         Before we pay the death benefit, we subtract any outstanding loan account balances or outstanding amounts due. We calculate the death benefit payable as of the date on which the Insured died.

                                         When you purchase your Policy, you must choose one of three death benefit options:

                                         1)Option A -- a varying death benefit equal to the greater of:
                                             a)the specified amount plus the accumulation value; or
                                             b)the corridor death benefit.

                                         2)Option B-- a level death benefit equal to the greater of:
                                             a)the specified amount; or
                                             b)the corridor death benefit.

                                         3)Option C -- a "return of premium" death benefit equal to the greater of:
                                             a)the specified amount plus the sum of the premiums
                                               paid; or
                                             b)the corridor death benefit.

Amount of Premium Payment                When you apply for your Policy, you must decide how much
                                         premium to pay. You may change premium payments within
                                         limits (see "Premium Payments" in the Table of Contents for more information). However, your Policy might lapse if you don't pay enough premium to maintain a positive net
                                         accumulation value. If your Policy lapses because your monthly deduction is larger than the net accumulation value, you may reinstate your Policy (see "Reinstatement of a Lapsed Policy" in the Table of Contents for more information").

Selection of Funding Vehicle(s) You must choose the fund(s) in which you want to place your net premium payment(s). For each fund, we maintain a separate sub-account which invests in shares of that fund. These fund sub-accounts make up the Variable Account (see "The Variable Account" in the Table of Contents for more information). A variable sub-account is not guaranteed and will increase or decrease in value according to the particular fund's investment performance (see "Policy Values" in the Table of Contents for more information). You may also choose to place part or all of your net premium payment(s) into the Fixed Account.

                                Any initial premium payments will be deposited in the PIMCO Variable Insurance Trust Money Market Portfolio during the Right-to-Examine Period (see "Short-Term Right to Cancel the Policy" in the Table of Contents for more information).

REDUCTIONS AND REFUNDS

Reduction of Charges         Corporations or other groups or sponsoring
                             organizations may buy Policies on a case basis.
                             We may reduce premium charges or any other charges where we expect that the amount or nature of the case will result in savings of sales, underwriting, administrative or other costs.
                             Eligibility for and the amount of reduction will be determined by a number of factors, including:

                             .   Number of lives to be insured;

                             .   Total premium(s) expected to be paid;

                             .   Total assets you have under our management;

                             . The nature of the relationship among the insured individuals;

                             . The purpose for which the Policies are being purchased;

                             . Expected persistency of the Policies as a whole; and

                             . Any other circumstances we believe relevant to the expected reduction of our expenses.

                             Some reductions may be guaranteed. Other reductions may be subject to withdrawal or modification by us on a uniform case basis. Reductions in charges will not be unfairly discriminatory to any policy owners.

Refund of Portion of Premium Surrenders during the first three policy years
Charges will qualify for a refund of a portion of the premium charges.

                            Surrender
                            During              Credit
                            ---------           ------

                            First Policy Year:  100% of all premium charges
                                                previously deducted in excess of
                                                3.5% of all premiums paid.

                            Second Policy Year: 50% of all premium charges
                                                previously deducted in excess of
                                                3.5% of all premiums paid.

                            Third Policy Year:  33% of all premium charges
                                                previously deducted in excess of
                                                3.5% of all premiums paid.

THE COMPANY

The Company is a Connecticut life insurance company incorporated in 1865, located at 900 Cottage Grove Road, Hartford, Connecticut. Wholly owned by Connecticut General Corporation and, in turn, by CIGNA Holdings, Inc. and CIGNA Corporation, it is licensed to do business in all states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

The Company's Home Office mailing address is CIGNA, H14A, P.O. Box 2975, Hartford, Connecticut 06104. The telephone number is 860-757-7045.

THE VARIABLE ACCOUNT

CG Corporate Insurance Variable Life Separate Account 02 ("Variable Account") is a "separate account" of the Company established pursuant to a February 23, 1996 resolution of our Board of Directors.

Under Connecticut law, the assets of the Variable Account attributable to the policies, though our property, are not chargeable with liabilities of any other business of the Company and are available first to satisfy our obligations under the Policies. The Variable Account income, gains, and losses are credited to or charged against the Variable Account without regard to our other income, gains, or losses. We do not guarantee the Variable Account's values and investment performance. All distributions made by the funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value.

The Variable Account is divided into sub-accounts, each of which is invested solely in the shares of one of the funds. On each valuation day, net premium payments allocated to the Variable Account will be invested in fund shares at net assets value, and monies necessary to pay for deductions, charges, transfers, and surrenders from the Variable Account are raised by selling shares of funds at net issue value.

The Variable Account is registered with the Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve Commission supervision of the Variable Account or our management, investment practices, or policies.

We have other registered separate accounts which fund other variable life insurance policies.

   General

We can give you no assurance that the investment objective of any of the funds will be met. You will bear the complete investment risk for accumulation values allocated to a sub-account. Inherent investment risk varies significantly among the sub-accounts, but is present in each. You should read each fund's prospectus carefully and understand the funds' relative degrees of risk before making or changing investment choices. We impose some terms and conditions limiting such choices.

   Substitution of Securities

If the shares of any fund should no longer be available to the Variable Account or if, in our judgment, further investment in such shares should become inappropriate in view of the investment objectives of the Policies, we may substitute shares of another fund. We will make no substitution of securities in any sub-account without prior approval of the Commission and under such requirements as it may impose.

   Voting Rights

We will vote the shares of each fund held in the Variable Account at special meetings of the shareholders of the particular Trust. We will follow written instructions received from persons having the voting interest in the Variable Account. We will vote the shares for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions. The Trusts do not hold regular meetings of shareholders.

The number of shares that you have a right to vote will be determined as of a date chosen by the appropriate Trust but not more than sixty (60) days prior to the meeting of that Trust. We will solicit voting instructions by written communication at least fourteen (14) days prior to the meeting.

Each fund's shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies issued through our separate accounts and the separate accounts of other life insurance companies and, in some cases, qualified plans. The Trusts' managements do not see any disadvantage to you arising out of the fact that shares may be made available to separate accounts which are used in connection with both variable annuity and variable life insurance products, and with both ours and other life insurance companies' separate accounts. Nevertheless, the Trusts' boards intend to monitor events in order to identify any material irreconcilable conflicts that may arise and to determine what action, if any, they should take in response. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a fund. This might force a fund to sell portfolio securities at disadvantageous prices.

   Fund Participation Agreements

We have entered into agreements with various Trusts and their advisers or distributors. Under these agreements, we make the funds available under the policies and perform certain administrative services. In some cases, the advisers or distributors may compensate us for these services.

THE FUNDS

Each of the sub-accounts of the Variable Account currently offered under the Policy is invested solely in the shares of one of the funds now available as funding vehicles under the Policies. Each fund has a different investment objective. Each fund is registered as an open-end management investment company under the 1940 Act

   You may obtain a prospectus for any fund by contacting us at 860.757.7045

Funds, Investment
Advisers, and Distributors  Funds Available under the Policy Type of Fund
--------------------------  -------------------------------- ------------

The Alger American Fund     Alger American Growth Portfolio  Large Cap Stocks
Managed by Fred Alger       Alger American Midcap Growth     Mid Cap Stocks
Management, Inc.            Portfolio                        Small Cap Stocks
Distributed by Fred         Alger American Small
Alger & Company,            Capitalization Portfolio*
Incorporated

Dreyfus Stock Index Fund,   Dreyfus Stock Index Fund, Inc.   Large Cap Stocks
Inc.
Managed by The Dreyfus
Corporation
Distributed by Dreyfus
Service Corporation

DWS Scudder                 DWS Small Cap Index VIP          Russell 2000 Index
Managed by Deutsche Asset
Management, Inc.
Distributed by PFPC
Distributors Inc.

Fidelity(R) Variable        Fidelity VIP Equity-Income       Large Cap Stocks
Insurance Products Fund     Portfolio
Managed by Fidelity                                          High Yield
Management & Research       High Income Portfolio*           Securities
Company                     Investment Grade Bond Portfolio* Investment Grade
Distributed by Fidelity                                      Bond
Distributors Corporation

Franklin Templeton          Templeton Foreign Securities     International
Variable Insurance          Fund                             Stocks
Products Trust
Managed by Templeton
Investment Counsel, LLC
Distributed by Franklin
Templeton Distributors,
Inc.

Goldman Sachs Variable      Mid Cap Value Fund               Mid Cap Stocks
Insurance Trust
Managed by Goldman Sachs
Asset Management, L.P.
Distributed by Goldman,
Sachs & Co.

Janus Aspen Series          Janus Aspen Series Balanced      Balanced
Managed by Janus Capital    Portfolio
Management, LLC             Janus Aspen Series Worldwide     Global Stocks
Distributed by Janus        Growth Portfolio*
Distributors, LLC

MFS(R) Variable Insurance   MFS Emerging Growth Series       Large Cap Stocks
Trust                       MFS Total Return Series          Balanced or Total
Managed by Massachusetts                                     Return
Financial Services Company
Distributed by MFS Fund
Distributors, Inc.

PIMCO Variable Insurance    High Yield Portfolio             High Yield
Trust                       Money Market Portfolio           Securities
Managed by Pacific          Total Return Portfolio           Money Market
Investment Management                                        Fixed Income-Total
Company LLC                                                  Return
Distributed by Allianz
Global Investors
Distributors, LLC

Premier Advisors Variable   OpCap Equity Portfolio*          Value Stocks
Insurance Trust             OpCap Managed Portfolio*         Balanced
Managed by OpCap Advisors   OpCap Small Cap Portfolio        Small Cap Stocks
LLC
Distributed by OCC
Distributors LLC

Summit Mutual Funds, Inc.   Summit Pinnacle Series EAFE      EAFE Index
Managed by Summit           International Index Portfolio
Investment Partners, Inc.
Sub-advised by World Asset
Management/Division of
Munder Capital Management
Distributed by Carillon
Investments Inc.

Vanguard(R) Variable        Small Company Growth Portfolio   Small Cap Stocks
Insurance Fund
Managed and distributed by:
The Vanguard Group
Sub-advised by Granahan
Investment Management,
Inc. and Grantham, Mayo,
Van Oterloo &Co. LLC

* closed to new investments

DEATH BENEFIT

   Death Benefit Options

We offer three different death benefit options. The amount payable under each is determined as of the date of the Insured's death. In this prospectus, "the Insured's death" means, for a joint and survivor policy, the death of the second Insured to die (see Joint and Survivor Benefit in the Table of Contents for more information). Option B will be in effect unless you elected Option A or Option C in your application for the Policy or unless a change has been allowed:

  . Option A -- the death benefit will be the greater of the specified amount (a minimum of $50,000 as of the date of this prospectus) plus the accumulation value, or the corridor death benefit. Option A provides a varying death benefit which increases or decreases over time, depending on the amount of premium you pay and the investment performance of the funds you choose.

  . Option B -- the death benefit will be the greater of the specified amount or corridor death benefit. Option B provides a level death benefit unless the corridor death benefit exceeds the specified amount.

  . Option C -- the death benefit will be the greater of the specified amount plus the premium payments you make, or the corridor death benefit. Option C provides a death benefit that increases based on premium payments.

Under each option the amount payable upon death will be the death benefit, reduced by partial surrenders and by the amount necessary to repay any loans in full.

   Changes in Death Benefit Option

We will allow a death benefit option change upon your written request to CIGNA Corporate Insurance in a form satisfactory to us, subject to the following conditions:

  . The change will take effect on the monthly anniversary day following the date of receipt of the request.

  . No change in the death benefit option may reduce the specified amount below $50,000.

  . For changes from Option B to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

  . For changes from Option B to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

  . For changes from Option A to Option B, the new specified amount will equal the death benefit at the time of the change.

  . For changes from Option A to Option C, the new specified amount will equal the death benefit less premiums paid at the time of the change.

  . For changes from Option C to Option A, the new specified amount will equal the death benefit less the accumulation value at the time of the change.

  . For changes from Option C to Option B, the new specified amount will equal the death benefit at the time of the change.

   Payment of Death Benefit

We will compute the death benefit as of the date of the Insured's death. We will pay it in a lump sum within seven days after receipt at the Corporate Variable Products Service Center of due proof of the Insured's death (a certified copy of the death certificate(s)), unless you or the beneficiary have elected that all or a part of it be paid under one or more of any settlement options (see "Settlement Options") we may make available. We may delay payment of the death benefit if the Policy is being contested.

While the Insured is living, you may elect a settlement option, if available, for the beneficiary and deem it irrevocable by the beneficiary, or, you may revoke or change a prior election. The beneficiary may make or change an election within 90 days of the death of the Insured, unless you have made an irrevocable election.

If you assign the Policy as collateral security, we will pay any amount due the assignee in one lump sum. We will pay the beneficiary any excess death benefit due as elected.

   Life Insurance Qualification Test

A Policy must satisfy either of two tests in order to qualify as a life insurance contract for tax purposes under Section 7702 of the Internal Revenue Code of 1986, as amended ("the Code"). At the time of purchase, you must choose a Policy that uses either the guideline premium/cash value corridor test or the cash value accumulation test. You cannot change the selection of the test to be used after the Policy's issue date.

The guideline premium/cash value corridor test restricts the maximum premiums that you may pay into a life insurance policy for a specified death benefit. In addition, the death benefit must not be less than the applicable percentage of the cash surrender value, with the applicable percentage decreasing with age. Illustrative applicable percentages are as follows:

  .   250% through attained age 40;

  .   150% at attained age 55;

  .   120% at attained age 65, and

  .   101% at attained age 95 and above.

  . The cash value accumulation test is met if, by the terms of the contract, the cash surrender value of the contract may not at any time exceed the net single premium that would have to be paid at that time to fund future benefits.

See also "Tax Matters" in the Table of Contents for more information.

   Changes in Specified Amount

You may change the specified amount of a Policy by a written request to the Corporate Variable Products Service Center in a form satisfactory to us, subject to the following conditions:

  . Satisfactory evidence of insurability and a supplemental application may be required to increase the specified amount.

  . An increase in the specified amount, other than through a change in the death benefit option, will result in an additional 25% premium charge on premium payments attributable to the increase in specified amount up to the increase in target premium received during the 12 months following the increase.

  . No decrease may reduce the specified amount to less than $50,000, or below the minimum required to maintain the Policy's status as life insurance under the Code.

PREMIUM PAYMENTS AND TRANSFERS

   Premium Payments

The Policies provide for flexible premium payments. You select the frequency and amount of premium payments. The initial premium payment is due on the issue date and is payable in advance. The minimum payment is the amount necessary to maintain a positive net accumulation value. We reserve the right to decline any application or premium payment.

After the initial premium payment, you must send all premium payments directly to the Corporate Variable Products Service Center. They will be deemed received when they are actually received there.

You may increase, decrease, or change the frequency of premium payments.

Planned Premiums are premium payments scheduled when a Policy is applied for.

Additional Premiums are any premium payments made ($500 minimum) in addition to planned premiums.

Net Premium Payments are the balance of premium payments remaining after we deduct the premium charge.

Premium Increases. At any time, you may increase planned premiums or pay additional premiums, but:

  . We may request evidence of insurability if the additional premium or the new planned premium during the current policy year would increase the difference between the death benefit and the accumulation value. If we request satisfactory evidence of insurability and you do not provide it, we will refund the increase in premium without interest and without participation in any underlying funding options.

  . The total of all premium payments may not exceed the then-current maximum premium limitations established by federal law for a policy to qualify as life insurance. If, at any time, a premium payment would result in total premium payments exceeding such maximum limitation, we will only accept that portion of the payment that will make total premiums equal to the maximum. We will return, or apply as otherwise agreed, any part of the premium payment in excess of that amount and no further premium payments will be accepted until allowed by the then-current maximum premium limitations prescribed by law.

  . If there is any policy indebtedness, we will use any additional net premium payments first as a loan repayment. Any excess will be applied as an additional net premium payment.

   Allocation of Net Premium Payments

When you purchase a Policy, you must decide how to allocate net premium payments among the sub-accounts and the Fixed Account. For each sub-account, we convert the net premium payment into "accumulation units". The number of accumulation units credited to the Policy is determined by dividing the net premium payment allocated to the sub-account by the value of the accumulation unit for the sub-account (see "Policy Values" in the Table of Contents for more information).

During the Right-to-Examine Period, we will allocate the net premium payment to the CIGNA Variable Products Group's Money Market Fund of the Variable Account. Earnings will be credited from the later of the issue date or the date the premium payment was received. We will allocate the net premium payment directly to the sub-account(s) you selected after expiration of the Right-to-Examine Period (see "Short-Term Right to Cancel the Policy" in the Table of Contents for more information).

Unless you direct us otherwise, we will allocate subsequent net premium payments on the same basis as the most recent previous net premium payment as of the next valuation period after each payment is received.

You may change the allocation for future net premium payments at any time free of charge, effective for premium payments made more than one week after we receive notice of the new allocation.

   Transfers

You may transfer values ($500 minimum) at any time from one sub-account to another. You may also transfer a portion of one or more sub-accounts to the Fixed Account within 30 days prior to each policy anniversary. The transfers will be effective as of the next valuation day after your request is received by the Corporate Variable Products Service Center in good order. The cumulative amount of transfers from the Fixed Account within any such 30-day period cannot exceed 20% of the Fixed Account value on the most recent policy anniversary. If the Fixed Account value as of any policy anniversary is less than $5,000, however, this condition will not apply. We may further limit transfers from the Fixed Account at any time.

Subject to the above restrictions, for any individual policy you own, you may make up to 12 transfers without charge in any policy year. If you own multiple policies, you may make up to 12 transfers without charge in any policy year provided that: 1) each transfer request applies to all policies you own and 2) each transfer request is identical for all such policies in relation to the sub-accounts affected. Any value remaining in the Fixed Account or a sub-account after a transfer must be at least $500. You must make transfers in writing unless we have previously approved other arrangements. A $25 charge will be imposed for each transfer in excess of the free transfer limit stated above.

Any transfer among the funds or to the Fixed Account will result in the crediting and cancellation of accumulation units based on the accumulation unit value next determined after your written request is received at the Corporate Variable Products Service Center. The Corporate Variable Products Service Center must receive transfer requests by 4:00 p.m. Eastern Time in order for them to be effective that day. Any transfer you make that causes the remaining value of the accumulation units for a sub-account to be less than $500 will result in the remaining accumulation units being cancelled and their value reallocated proportionally among the other funding options you chose. You should carefully consider current market conditions and each fund's investment policies and related risks before you allocate money to the sub-accounts. See pages 10-13 of this prospectus.

We may, at our sole discretion, waive minimum balance requirements on the sub-accounts.

   Market Timing

Overly frequent transfers or an attempt to engage in market timing may disrupt management of an underlying fund and raise its expenses, which can impair its performance. We do not market the Policy to individuals or entities for the purpose of engaging in market timing activity, nor will we accomodate frequent transfers among underlying funds. Accordingly, you should not invest in the Policy if your purpose is to engage in market timing or excessive trading, and you should refrain from such practices if you currently own a Policy.

We reserve the right to refuse transfers, either for one Owner or a group of Owners, if we believe that: (a) excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on the accumulation unit value of an underlying fund or (b) we are informed by one or more of the underlying funds that the purchase or redemption of accumulation units is to be restricted because of excessive trading or a specific transfer or group of transfers is deemed to have a detrimental affect on the accumulation unit values of affected underlying fund. We will apply these restrictions uniformly.

Because there is no universally accepted definition of what constitutes market timing or excessive trading, we will use our reasonable judgment based on all of the circumstances.

COST OF INSURANCE CHARGES

We make a monthly deduction from the net accumulation value for the Cost of Insurance and any charges for supplemental riders. The Cost of Insurance compensates us for the anticipated cost of paying death benefits in excess of the accumulation value. It depends on the attained age, years since issue and risk class (in accordance with state law) of the insured, and the current net amount at risk.

We determine the Cost of Insurance by subtracting the accumulation value at the previous monthly anniversary day from the death benefit at the previous monthly anniversary day, and multiplying the result (the net amount at risk) by the applicable Cost of Insurance rate as determined by the Company. We base the Policy's guaranteed maximum Cost of Insurance rates for standard risks, per $1,000 net amount at risk, on the 1980 Commissioners Standard Ordinary Mortality Tables, age nearest birthday.

We deduct these monthly charges proportionately from the value of each funding option. This is accomplished for the sub-accounts by canceling accumulation units and withdrawing the value of the cancelled accumulation units from each funding option in the same proportion as the respective values have to the net accumulation value. The monthly deductions are made on the monthly anniversary day.

THE FIXED ACCOUNT

The Fixed Account is funded by the assets of our General Account. Amounts held in the Fixed Account will be credited with interest at rates we declare from time to time. The minimum rate that will be credited is the lesser of 4% per year or the prevailing 30-day Treasury Bill Rate as of the last day of the preceding calendar month.

The Fixed Account is made up of the general assets of the Company other than those allocated to any separate account. The Fixed Account is part of our General Account. Because of applicable exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 (the "1933 Act"), and neither the Fixed Account nor our General Account has been registered under the 1940 Act. Therefore, neither the Fixed Account nor any interest therein is generally subject to regulation under the provisions of the 1933 Act or the 1940 Act. Accordingly, we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the Fixed Account.

POLICY VALUES

   Accumulation Value

Once a Policy has been issued, we credit each net premium payment allocated to a sub-account in the form of accumulation units representing the fund in which assets of that sub-account are invested. We do so at the end of the valuation period in which the premium is received at the Corporate Variable Products Service Center (or portion thereof allocated to a particular sub-account). We determine the number of accumulation units credited by dividing the net premium payment by the value of an accumulation unit next computed after its receipt. Since each sub-account has its own accumulation unit value, a policy owner who has elected a combination of funding options will have accumulation units credited from more than one source.

We determine the accumulation value of a Policy by:

       a) multiplying the total number of accumulation units credited to the Policy for each applicable sub account by its appropriate current accumulation unit value,

       b) if a combination of sub-accounts is elected, totaling the resulting values, and

       c) adding any values attributable to the General Account (i.e., the Fixed Account value and the loan account value).

The number of accumulation units we credit to a Policy will not be changed by any subsequent change in the value of an accumulation unit. Such value may vary from valuation period to valuation period to reflect the investment experience of the fund used in a particular sub-account.

The Fixed Account value reflects amounts allocated to the Fixed Account through payment of premiums or transfers from the Variable Account. The Fixed Account value is guaranteed; however, there is no assurance that the Variable Account value of the Policy will equal or exceed the net premium payments allocated to the Variable Account.

We will tell you at least annually how many accumulation units are credited to the Policy, the current accumulation unit values, and your interest in: (a) the Variable Account value, (b) the Fixed Account value, and (c) the loan account value.

Accumulation value will be affected by monthly deductions.

   Variable Accumulation Unit Value

We determine the value of a variable accumulation unit for any valuation period by multiplying that unit's value for the immediately preceding valuation period by the net investment factor for the current period for the appropriate sub-account.

We determine the net investment factor separately for each sub-account by dividing (1) by (2) and subtracting (3) from the results, where:

(1) Equals the net asset value per share of the fund held in the sub-account at the end of a valuation period.

  . plus the per share amount of any distribution declared by the fund if the "ex-dividend" date is during the valuation period;

  . plus or minus taxes or provisions for taxes, if any, attributable to the operation of the sub-account during the valuation period.

(2) Equals the net asset value per share of the fund held in the sub-account at the beginning of that valuation period

(3) Equals the daily charges for mortality and expense risk and for administrative expenses, multiplied by the number of days in the valuation period.

   Surrender Value

The surrender value of a Policy is the amount you can receive in cash by surrendering the Policy. All or part of the surrender value may be applied to one or more of any settlement options that we might make available through a rider attached to the Policy.

SURRENDERS

   Partial Surrenders

You can make a partial surrender at any time by writing us at the Corporate Variable Products Service Center during the lifetime of the Insured and while the Policy is in force. We will charge a $25 transaction fee for any partial surrender. For more information, see the "Additional Information -- Partial Surrenders" section on page 25.

   Full Surrenders

You may make a full surrender at any time. We will pay the surrender value next computed after receiving your written request at the Corporate Variable Products Service Center in a form satisfactory to us. We usually pay any portion derived from the Variable Account within seven days of receipt of your request.

   Deferral of Payment and Transfers

We may postpone payment of the surrendered amount from the Variable Account when the New York Stock Exchange is closed and for such other periods as the Commission may require. We may defer payment or transfer from the Fixed Account for a period not greater than six months. If we exercise our right to defer such payments or transfers, interest will be added as required by law.

LAPSE AND REINSTATEMENT

   Lapse of a Policy

A lapse occurs if a monthly deduction is greater than the net accumulation value and no payment to cover the monthly deduction is made within the grace period. We will send you a lapse notice at least 31 days before the grace period expires.

Depending on the investment performance of the funding options, the net accumulation value may be insufficient to keep this Policy in force, particularly if you have taken any loans or made any partial surrender. In that event, it may be necessary for you to make an additional premium payment.

   Reinstatement of a Lapsed Policy

You can apply for reinstatement at any time during the Insured's lifetime. To reinstate a Policy, we require satisfactory evidence of insurability and an amount sufficient to pay for the current monthly deduction plus 12 additional monthly deductions.

POLICY LOANS

You may take a loan against the Policy for up to 90% of the then current net accumulation value. A policy loan requires that you complete a loan agreement and assign the Policy to us (see "Additional Information" in the Table of Contents for more information).

SETTLEMENT OPTIONS

We may pay proceeds in the form of settlement options through the addition of a rider. A settlement option may be selected:

  .   at the beneficiary's election upon the Insured's death, or

  .   while the Insured is alive, upon your election.

You may request, in writing, to elect, change, or revoke a settlement option before payments begin. Your request must be in a form satisfactory to us and will take effect upon its receipt at the Corporate Variable Products Service Center. After the first payment, all payments will be made on the first day of each month.

   Examples of possible settlement options are:

  .   First Option -- Payments for a stated number of years.

  . Second Option -- Payments for the lifetime of the payee, guaranteed for a specified number of months.

  . Third Option -- Payment of interest annually on the sum left with us at a rate of at least 3% per year, and upon the payee's death the amount on deposit will be paid.

  . Fourth Option -- Installments of specified amounts payable until the proceeds with any interest thereon are exhausted.

  . Additional Options -- Policy proceeds may also be settled under any other method of settlement we offer at the time the request is made.

ADDITIONAL INSURANCE BENEFIT

We can issue the Policy with an additional insurance benefit as a portion of the total death benefit. The benefit provides annually renewable term insurance on the life of the Insured. We exclude this benefit from the specified amount when calculating the charges and fees for the Policy and when calculating the target premium. We add the cost of the benefit to the monthly deduction. The cost is dependent on the attained age, years since issue, risk class and gender classification. We may adjust the monthly benefit rate from time to time, but the rate will never exceed the guaranteed Cost of Insurance rate for the benefit for that policy year. The benefit allows you to increase the insurance protection under the Policy.

JOINT AND SURVIVORSHIP BENEFIT

We can issue the Policy with a joint and survivorship rider. The rider would enable us to issue the Policy on the lives of two Insureds and to pay the death benefit upon the death of the second of two Insureds to die. If you elect to add this benefit to your Policy, you should:

  . interpret any reference in this prospectus to the "death of the Insured", or "the Insured's death", or similar context as "the death of the second of the two Insureds to die";

  . interpret any discussions in this prospectus of the features of the Policy allowed "while the Insured is alive", or "during the lifetime of the Insured", or similar context as allowed "while at least one of the Insureds is alive".

Other sections of this prospectus that would be affected by the addition of this benefit are:

  .   Incontestability: The Policy or increase must be in force for two
      (2) years during the lifetime of each Insured (see "Incontestability" in the Table of Contents for more information).

  . Misstatement of Age: By reason of the rider the provision relates to either Insured (see "Misstatement of Age" in the Table of Contents for more information).

  . Suicide: By reason of the rider the provision relates to either Insured (see "Suicide" in the Table of Contents for more information).

The cost of the rider is reflected in the monthly Cost of Insurance rates. Those rates are based on the attained age, years since issue, risk class and gender classification of each person insured. We use an actuarial formula that reflects one-alive and both-alive probabilities to determine the Cost of Insurance rates. No other charges and fees for the Policy will change as a result of the addition of the joint and survivorship rider.

OTHER POLICY PROVISIONS

   Issuance

We will only issue a Policy upon receipt of satisfactory evidence of insurability and, generally, only where the Insured is below age 75.

   Short-Term Right to Cancel the Policy

You may return a Policy for cancellation and a full refund of premium within 10 days after you receive it, unless state law is otherwise. We will hold the initial premium payment made when the Policy is issued in the CIGNA Variable Products Money Market Fund of the Variable Account. We will not allocate it to any other variable sub-accounts, even if you have so directed, until:

  . the fifteenth day after we mail you the Policy, if the state law Right-to-Examine Period is 10 days after you receive the Policy.

  . the twenty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 20 days, or

  . the thirty-fifth day after we mail the Policy to you if the state law Right-to-Examine Period is 30 days.

If you return the Policy for cancellation in a timely fashion, we will usually pay the refund of premiums, without interest, within seven days of your notice of cancellation. We may delay refund of premiums paid by check until the check clears.

Policy Owner and Beneficiary

The policy owner and beneficiary(ies) shall be as named in the application or as subsequently changed, subject to assignment, if any. While the Insured is living, all rights in the Policy are vested in the policy owner.

If the policy owner is other than the Insured and dies before the Insured, the policy owner's rights in the Policy belong to the policy owner's estate.

If any beneficiary predeceases the Insured, that beneficiary's interest passes to any surviving beneficiary(ies), unless otherwise provided. We will pay multiple beneficiaries in equal shares, unless otherwise provided. We will pay the death proceeds to the policy owner or the policy owner's executor(s), administrator(s), or assigns if no named beneficiary survives the Insured.

   Changes of Policy Owner or Beneficiary

You may name a new policy owner or beneficiary(ies) while the Insured is living by written request on a form satisfactory to us. You must submit the form to the Corporate Variable Products Service Center where we will record it. Once recorded, the change will be effective as of the date signed; however, the change will not affect any payment made or action we take before it was recorded. We may require that the Policy be submitted for endorsement before making a change of policy owner.

   Right to Exchange for a Fixed Benefit Policy

You may, within the first two policy years, exchange the Policy for a flexible premium adjustable life insurance policy offered by our Corporate Insurance Department at that time. The benefits for the new policy will not vary with the investment experience of a separate account. You must elect the exchange within 24 months from the Policy's issue date. We will not require evidence of insurability for the exchange.

Under the new policy:

  . The policy owner, the Insured, and the beneficiary will be the same as those under the exchanged Policy on the effective date of the exchange.

  . The death benefit on the exchange date will not be more than the death benefit of the original Policy immediately prior to the exchange date.

  .   The issue date and issue age will be the same as that of the original
      Policy.

  . The initial specified amount and any increases in specified amount will have the same rate class as those of the original Policy.

  .   Any indebtedness on the original Policy will be transferred.

   Incontestability

We will not contest payment of the death proceeds based on the initial specified amount after the Policy has been in force, during the Insured's lifetime, for two years from the date of issue. For any increase in specified amount requiring evidence of insurability, we will not contest payment of the death proceeds based on such an increase after it has been in force, during the Insured's lifetime, for two years from its effective date.

   Misstatement of Age

We will adjust the death benefit and accumulation value if the Insured's age has been misstated. The adjustment process will recalculate all such benefits and values to the amount that would have been calculated using the rates that were in effect at the time of each monthly anniversary.

   Suicide

If the Insured dies by suicide, while sane or insane, within two years from the issue date, we will pay no more than the sum of the premiums paid, less any indebtedness. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the specified amount, we will pay no more than a refund of the monthly charges for the cost of such additional benefit.

NONPARTICIPATING POLICIES

These are nonparticipating Policies on which no dividends are payable. These Policies do not share in our profits or surplus earnings.

ADDITIONAL INFORMATION

TAX MATTERS

The following discussion is general and is not intended as tax advice. You should consult counsel and other competent advisers for more complete information. This discussion is based on our understanding of federal income tax laws as the Internal Revenue Service currently interprets them. No representation is made as to the likelihood of continuation of these current laws and interpretations.

   Taxation of the Policies

For contracts issued after December 31, 1984, section 7702 of the Code provides a definition that must be met in order for the contract to qualify as a life insurance contract for federal tax purposes. Under this section, either a cash value test or a guideline premium/cash value corridor test must be satisfied. For contracts that meet the definition of section 7702, the income credited to the contract is not taxed until it is distributed; and, even then, it is only taxed to the extent that the amount distributed exceeds the investment in the contract. A policy loan is not treated as a distribution for this purpose. In addition, the death proceeds payable upon the death of the insured are excluded from the gross income of the beneficiary under section 101 of the Code. We will test Policies for compliance with section 7702 and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the policies qualify as life insurance contracts. As a result, the federal taxation of a Policy should be the same as described above.

A life insurance contract issued on or after June 21, 1988, will become a modified endowment contract if the amount of premiums paid for the contract exceeds limits set out in section 7702A of the Code. Under these rules, a life insurance contract becomes a modified endowment contract if the total premiums paid during the first seven years exceed the amount that would have been paid if the contract provided for paid up benefits after seven level annual premiums. Generally, amounts distributed from a modified endowment contract, including amounts paid out as the result of a full surrender, a partial surrender, or a loan, are taxable to the extent that the cash value of the contract immediately before the distribution exceeds the investment in the contract. A collateral assignment or pledge of a modified endowment contract is also treated as a distribution for this purpose. In addition to the taxation of the distribution, a 10% tax penalty generally applies to the taxable portion of such distribution unless the policy owner is 59 1/2 years old or disabled when the distribution is made. The Policies offered by this prospectus may or may not be issued as modified endowment contracts, depending upon the wishes of the Policy owner. For those Policies that are not issued as modified endowment contracts, we will test them for compliance with section 7702A and retain the right to take whatever action is necessary, including the return of premiums, to ensure that the policies do not become modified endowment contracts.

A Policy may also become a modified endowment contract as the result of a reduction in benefits or a material change as defined in section 7702A.
Section 7702 also provides that if there is a reduction in benefits during the first 15 years after the life insurance contract is issued and there is a cash distribution as a result of that change, some or all of the distribution may be taxable. Because of these rules, we will monitor any additional premium payments or requested changes in the benefits under a Policy. If a premium payment or requested change would result in the Policy becoming a modified endowment contract or otherwise result in a taxable distribution, we will notify the Policy owner. In such a case, the payment will not be credited to the contract or the change will not be made until we have received verification from the Policy owner that such action should be taken.

Because of the limitations of the rules of sections 7702 and 7702A, it may not be advantageous to replace an existing life insurance contract that is not subject to these rules with a Policy described in this prospectus.

In addition to meeting the tests required by sections 7702 and 7702A, section 817(h) of the Code requires that the investments of separate accounts, such as the Variable Account, be adequately diversified. Beginning with any period for which a separate account is not adequately diversified, any variable life insurance contracts that are based upon that account are not treated as life insurance contracts for tax purposes.

Treasury Regulation 1.817-5 generally provides that a separate account will be considered adequately diversified only if:

  . no more than 55% of the value of the total assets of the account is represented by any one (1) investment,

  .   no more than 70% of such value is represented by any two (2) investments,

  .   no more than 80% of such value is represented by any three
      (3) investments, and

  .   no more than 90% of such value is represented by any four (4) investments.

U.S. Treasury Securities are not subject to the diversification test for variable life insurance contracts; and, to the extent that separate accounts include such securities, somewhat less stringent requirements apply. We will monitor the investments in the variable account in order to ensure that it remains adequately diversified.

The following may have adverse tax consequences:

  .   A total surrender or termination of the Policy by lapse;

  .   A reduction in benefits;

  .   A change in the specified amount;

  .   Payment of additional premiums;

  .   A policy loan;

  .   A change in death benefit option;

  .   A 1035 exchange;

  .   The exchange of a Policy for a fixed-benefit policy; or

  .   The collateral assignment or pledge of a Policy.

If the amount received by the policy owner upon surrender or termination plus total policy indebtedness exceeds the premiums paid into the Policy, the excess will generally be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.

Federal estate and state and local estate, inheritance, and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each policy owner or beneficiary.

   Taxation of the Company

We are taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income on the assets of the Variable Account are reinvested and taken into account in determining the value of accumulation units.

We do not expect to incur any federal income tax liability that would be chargeable directly to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, we determine that on a separate company basis such taxes may be incurred, we reserve the right to assess a charge for such taxes against the Variable Account.

We may also incur state and local taxes in addition to premium taxes in several states. At present, these taxes are not significant. If they increase, however, additional charges for such taxes may be made.

   Partial Surrenders

You may make a partial surrender at any time while the Policy is in force and during the lifetime of the Insured. The request must be in writing and you will be charged a $25 transaction fee. The amount of a partial surrender may not exceed 90% of the net accumulation value at the end of the valuation period in which the election becomes or would become effective. A partial surrender may not be less than $500.

  .   Option B and C Policies (see "Death Benefit"):

A partial surrender will reduce the accumulation value, death benefit and specified amount. The specified amount and accumulation value will be reduced by equal amounts and will reduce any past increases in the reverse order in which they occurred.

  .   For an Option A Policy (see "Death Benefit"):

A partial surrender will reduce the accumulation value and the death benefit, but it will not reduce the specified amount.

We will not allow the specified amount remaining in force after a partial surrender to be less than $50,000. We will not grant any request for a partial surrender that would reduce the specified amount below this amount. In addition, if, following the partial surrender and the corresponding decrease in the specified amount, the Policy would not comply with the maximum premium limitations required by federal tax law, we may limit the decrease to the extent necessary to meet the federal tax law requirements.

If, at the time of a partial surrender, the net accumulation value is attributable to more than one funding option, we will deduct the $25 transaction charge from the amount paid from the values in each funding option, unless we agree otherwise with you.

   Policy Loans

A policy loan requires that a loan agreement be executed and that the Policy be assigned to us. The loan may be for any amount up to 90% of the then current net accumulation value. The amount of a loan, together with subsequent accrued but not paid interest on the loan, becomes part of the "loan account value" (i.e. an amount equal to the sum of all unpaid Policy loans and loan interest). If Policy values are held in more than one funding option, withdrawals from each option will be made in proportion to the assets in each option at the time of the loan for transfer to the loan account, unless you instruct us otherwise, in writing, at the Corporate Variable Products Service Center.

Interest on loans will accrue at an annual rate of 5%, and net loan interest (interest charged less interest credited as described below) is payable once a year in arrears on each anniversary of the loan, or earlier upon full surrender or other payment of proceeds of a Policy. Any interest not paid when due becomes part of the loan and we will withdraw net interest proportionately from the values in each funding option.

We will credit interest on the loan account value. Our current practice is to credit interest at an annual rate equal to the interest rate charged on the loan minus:

  .   .65% (guaranteed not to exceed 1.2%) during first policy year,

  .   .55% (guaranteed not to exceed 1.2%) during policy years 2-15, and

  .   .05% (guaranteed not to exceed 1.2%) annually thereafter.

In no case will the annual credited interest rate be less than 3.8%.

We will allocate repayments on the loan among the funding options according to current net premium payment allocations. However, we maintain the right to require that amounts loaned from the Fixed Account be allocated to the Fixed Account upon repayment. We will reduce the loan account value by the amount of any loan repayment.

A policy loan, whether or not repaid, will affect:

  .   The proceeds payable upon the Insured's death, and

  .   The accumulation value.

This is because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the accumulation value. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable, depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding.

   Distribution of the Policies

In the event we elect to sell new Policies, we will distribute the Policies through Westport Financial Services, L.L.C., 39 Old Ridgebury Road, Danbury, Connecticut 06810. Westport Financial Services, L.L.C. is not affiliated with CIGNA.

Gross commissions paid by us on the sale of Policies will not exceed:

  . First Policy Year: 45% of target premium, plus 3% of any premium payment in excess of target premium.

  . Policy Years 2 through 10: 15% of target premium, plus 3% of any premium payment in excess of target premium.

  . Renewal: 3% of premium payments, plus 25% of any increase in target premium.

In addition, in New York and New Jersey we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

CHANGES OF INVESTMENT POLICY

We may materially change the investment policy of the Variable Account. We must inform you and obtain all necessary regulatory approvals. We must submit any change to the various state insurance departments, which may disapprove it if deemed detrimental to the policy owners' interests or if it renders our operations hazardous to the public. If a policy owner objects, the Policy may be converted to a substantially comparable fixed benefit life insurance policy offered by us on the life of the Insured. You must take this conversion by the later of:

  . 60 days (6 months in Pennsylvania) from the date of the investment policy change, or

  . 60 days (6 months in Pennsylvania) from the date you are informed of such change.

We will not require evidence of insurability for this conversion.

The new policy will not be affected by the investment experience of any separate account. The new policy will be for an amount of insurance not exceeding the death benefit of the Policy converted on the date of such conversion.

   Other Contracts Issued by the Company

We presently and will, from time to time, offer other variable life insurance policies and variable annuity contracts with benefits which vary in accordance with the investment experience of a separate account of the Company.

STATE REGULATION

We are subject to the laws of Connecticut governing insurance companies and to regulation by the Connecticut Insurance Department. We file an annual statement in a prescribed form with the Insurance Department each year covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine our contract liabilities and reserves so that the Insurance Department may certify the items are correct. Our books and accounts are subject to review by the Insurance Department at all times and a full examination of our operations is conducted periodically by the Connecticut Insurance Department. Such regulation does not, however, involve any supervision of management or investment practices or policies.

REPORTS TO POLICY OWNERS

We maintain Policy records and will mail to each policy owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the accumulation value, the surrender value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each sub-account, and any loan account value.

We will also send you annual reports containing financial statements for the Variable Account and annual and semi-annual reports of the funds to the extent required by the 1940 Act. In addition, we will send you statements of significant transactions, such as changes in specified amount, changes in death benefit option, changes in future premium allocation, transfers among sub-accounts, premium payments, loans, loan repayments, reinstatement, and termination.

LEGAL PROCEEDINGS

Connecticut General Life Insurance Company is a wholly-owned subsidiary of CIGNA Corporation ("CIGNA"). In 2004, a Florida federal court handling multi-district health care litigation against CIGNA and several health care industry competitors approved a settlement agreement between the physician class and CIGNA. In April 2005, the court approved a settlement between CIGNA and the remaining plaintiffs, a class of non-physician health care professionals.

In 2004, CIGNA, other insurance companies and certain insurance brokers received subpoenas and inquiries from the New York Attorney General, the Connecticut Attorney General and other state regulators relating to their investigations of broker compensation. During the third quarter of 2004, the New York Attorney General brought suit against a large insurance broker, alleging that the broker sought rigged bids from, and steered business to, certain property and casualty insurers with whom it had contingent compensation arrangements. During the fourth quarter of 2004, the New York Attorney General filed suit against Universal Life Resources (ULR), a disability and accident insurance broker. CIGNA is mentioned in the complaint but is not a defendant. Separately, a purported class action lawsuit is pending (one having been withdrawn) against ULR and several group life, disability and accident insurance companies, including CIGNA and a CIGNA subsidiary, asserting among other things, that contingent commissions are unlawful. On August 1, 2005, two CIGNA subsidiaries were added as defendants to a separate purported class action against numerous brokers and other insurance companies also asserting that contingent commissions are unlawful. In addition, the California insurance commissioner, in a suit against ULR and several insurance holding companies and certain of their subsidiaries, including CIGNA and several of its subsidiaries, is seeking injunctive relief. CIGNA is cooperating with the inquiries by the New York and Connecticut Attorneys General and other state regulators and disagrees with the assertions against it in the lawsuits. Further, in the first quarter of 2005, a shareholder filed a derivative suit nominally on behalf of CIGNA in federal court in the Eastern District of Pennsylvania against certain directors and officers. The complaint alleges breach of fiduciary duty in connection with alleged concealment of the fact that CIGNA paid contingent commissions to brokers, and seeks damages and equitable relief. The factual allegations are similar to those contained in the cases against the broker ULR described above.

In 2004, the New York Attorney General commenced a lawsuit against Express Scripts, Inc. and two CIGNA insurance companies. Under an agreement with the CIGNA companies, Express Scripts is responsible for administering the prescription drug benefit program under New York State's principal employee health plan, the Empire Plan. The CIGNA companies insure the prescription drug benefit program and hold the contract with the New York State Department of Civil Service. The complaint primarily focuses on administration of the prescription drug benefit program.

In 2002, several purported class action lawsuits (which have been consolidated), as well as two shareholder derivative complaints (which have been consolidated) nominally brought on behalf of CIGNA, were filed in federal court in the Eastern District of Pennsylvania against CIGNA and certain of its senior officers and directors. These suits allege securities law violations and breaches of fiduciary duty. Two other purported class action lawsuits (which have been consolidated) asserting violations of ERISA were filed against CIGNA and certain officers in the Eastern District of Pennsylvania by individuals who seek to represent a class of participants in the CIGNA 401(k) Plan who allegedly suffered losses on investments in CIGNA stock. The court has granted preliminary approval of a settlement agreement in the ERISA litigation and has scheduled a fairness hearing for September 2005.

During 2002, a Connecticut federal court certified a class action lawsuit against CIGNA and the CIGNA Pension Plan. The plaintiffs are participants in the Plan who earned certain Plan benefits prior to 1998. The plaintiffs allege, among other things, that the Plan violated ERISA by impermissibly conditioning certain post-1997 benefit accruals on the amount of pre-1998 benefit accruals, that these conditions are not adequately disclosed to Plan participants, and that the Plan's cash balance formula discriminates against older employees.

CIGNA is routinely involved in numerous claims, lawsuits, regulatory audits, investigations and other legal matters arising, for the most part, in the ordinary course of the business of administering and insuring employee benefit programs. An increasing number of claims are being made for substantial non-economic, extra-contractual or punitive damages. The outcome of litigation and other legal matters is always uncertain, and outcomes that are not justified by the evidence can occur. CIGNA believes that it has valid defenses to the legal matters pending against it and is defending itself vigorously. Nevertheless, it is possible that resolution of one or more of the legal matters currently pending or threatened could result in losses material to CIGNA's consolidated results of operations, liquidity or financial condition.

EXPERTS

Legal matters in connection with the Policies described in this prospectus are being passed upon by Jeffrey S. Winer, Esq., Senior Counsel, CIGNA Investment Management, 280 Trumbull Street, Hartford, CT 06103, in the opinion filed as an exhibit to the Registration Statement given on his authority as an expert in these matters.

REGISTRATION STATEMENT

We have filed a Registration Statement with the Securities and Exchange Commission under the Securities Act of 1933, as amended, with respect to the Policies offered by way of this prospectus. This prospectus does not contain all the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of terms thereof, reference is made to such instruments as filed.

FINANCIAL STATEMENTS

The consolidated balance sheets of the Company and its subsidiaries as of December 31, 2004 and 2003 and related consolidated statements of income and retained earnings and cash flows for the years ended December 31, 2004, 2003, and 2002 may be found in the Statement of Additional Information. They should be considered only as bearing upon the ability of the Company to meet our obligations under the Policies.

The Statement of Assets and Liabilities of the Variable Account at December 31, 2004 and related Statements of Operations for the period ended December 31, 2004, 2003, and 2002 and Statements of Changes in Net Assets for the period ended December 31, 2004, 2003, and 2002 may also be found in the Statement of Additional Information. The Variable Account commenced operations on
December 24, 1996.

TECHNICAL TERMS

Accumulation Unit: A unit of measure used to calculate the value of a sub-account.

Accumulation Value: The sum of your interest in the Fixed Account value, your interest in the Variable Account value, and the loan account value.

Corridor Death Benefit: The death benefit calculated as a percentage of the accumulation value, rather than by reference to the specified amount, to satisfy the Internal Revenue Service definition of "life insurance".

Grace Period: The 61-day period following a monthly anniversary day on which a Policy's net accumulation value is insufficient to cover the current monthly deduction. We will send a notice at least 31 days before the end of the grace period that the Policy will lapse without value unless we receive a sufficient payment (described in the notification letter).

Monthly Anniversary Day: The day of the month, as shown in the Policy Specifications, when we make the monthly deduction; or, if that day is not a valuation day or is nonexistent for that month, the next valuation day.

Net Accumulation Value: The accumulation value less the loan account value.

Specified Amount: The amount you choose which is used in determination of the death benefit and which you may increase or decrease as described in this prospectus. We exclude the additional insurance benefit from the specified amount when calculating charges and fees for the Policy and when calculating the target premium.

Target Premium: The amount of premium on which we pay full commissions and deduct a higher premium charge. This amount is specified on the Policy Specifications page and varies based on the Insured's issue age, sex and specified amount and, if applicable, underwriting class. The premium charge applied to the premiums paid in the first ten policy years is higher on premium paid up to target premium and lower on premium paid above target premium.

Valuation Day: Every day on which accumulation units are valued. This will include any day on which the New York Stock Exchange is open, but not any day on which trading on the Exchange is restricted, or on which an emergency exists, as determined by the Securities and Exchange Commission, so that valuation or disposal of securities is not practicable.

Valuation Period: The period of time beginning on the day following the valuation day and ending on the next valuation day. A valuation period may be more than one day in length.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information is available from us without charge upon your request. This Prospectus is part of the registration statement we filed with the SEC regarding this offering. Additional information on us and this offering is available in those registration statements and the exhibits thereto. You may obtain copies of these materials at the prescribed rates from the SEC's Public Reference Section, 450 Fifth Street N.W., Washington, D.C., 20549-0102. Please call the SEC at 202-942-8090 for further information. You may inspect and copy those registration statements and exhibits thereto at the SEC's public reference facilities at the above address, Room 1024, and at the SEC's Regional Offices, The Woolworth Building, 233 Broadway, New York, NY and 175 W. Jackson Boulevard, Suite 900, Chicago, IL. These documents, as well as documents incorporated by reference, may also be obtained through the SEC's Internet Website (http://www.sec.gov) for this registration statement as well as for other registrants that file electronically with the SEC.

INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE

To the extent and only to the extent that any statement in a document incorporated by reference into this Prospectus is modified or superseded by a statement in this Prospectus or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Prospectus. The Annual Report on Form 10-K for the year ended December 31, 2004 previously filed by the Company with the SEC under the Exchange Act is incorporated by reference in this Prospectus. We will furnish you without charge a copy of any or all of the documents incorporated by reference in this Prospectus, including any exhibits to such documents which have been specifically incorporated by reference. We will do so upon receipt of your written or oral request.

HOW TO CONTACT US

You can contact us by: calling our Corporate Variable Products Service Team toll free at 1-800-903-7711, option 3, during our normal business hours, 8:00 a.m. ET to 5:00 p.m. ET, Monday through Friday or writing to us via regular mail at CIGNA, Corporate Variable Products Service Team, P.O. Box 2800, H14A, Hartford, Connecticut 06104 OR for express mail CIGNA, Corporate Variable Products Service Team, 280 Trumbull Street, H14A, Hartford, Connecticut 06103.
NOTE: Failure to send mail to the proper address may result in a delay in our receiving and processing your request.

811 - 7563

    [LOGO]/R/
    CIGNA
    Corporate Insurance Department H14A
    280 Trumbull Street
    Hartford, CT 06103
                                                                 /C/ 2006 CIGNA
                                                                  570586 3/2006

STATEMENT OF ADDITIONAL INFORMATION

Connecticut General Life Insurance Company
CG Corporate Insurance Variable Life Separate Account 02

CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE AND CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE II

THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE POLICY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO CONNECTICUT GENERAL LIFE INSURANCE COMPANY, 280 TRUMBULL STREET, H14A, HARTFORD, CT 06104, OR TELEPHONE 800-903-7711, OPTION 3.

TABLE OF CONTENTS

General Information about Connecticut General Life Insurance Company....... 2
CG Corporate Insurance Variable Life Separate Account 02................... 2
Principal Underwriter/Distributor.......................................... 2
Underwriting............................................................... 3

CG Corporate Insurance Variable Life Separate Account 02 Financial Statements and Connecticut General Life Insurance Company Consolidated Financial Statements are attached to this Statement of Additional Information

Date of Prospectuses: March 10, 2006
Date of Statement of Additional Information: March 10, 2006

GENERAL INFORMATION ABOUT CONNECTICUT GENERAL LIFE INSURANCE COMPANY

The Company is a Connecticut life insurance company incorporated in 1865, located at 900 Cottage Grove Road, Bloomfield, Connecticut. Wholly owned by Connecticut General Corporation and, in turn, by CIGNA Holdings, Inc. and CIGNA Corporation, it is licensed to do business in all states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands.

The Company's principal business mailing address is CIGNA, H14A, P.O. Box 2975, Hartford, Connecticut 06104. The telephone number is 860-757-7045.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02

CG Corporate Insurance Variable Life Separate Account 02 ("Variable Account") is a "separate account" of the Company established pursuant to a February 23, 1996 resolution of our Board of Directors. The Separate Account is classified as a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940.

Under Connecticut law, the assets of the Variable Account attributable to the policies, though our property, are not chargeable with liabilities of any other business of the Company and are available first to satisfy our obligations under the Policies. The Variable Account income, gains, and losses are credited to or charged against the Variable Account without regard to our other income, gains, or losses. We do not guarantee the Variable Account's values and investment performance. All distributions made by the funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value.

The Variable Account is divided into sub-accounts, each of which is invested solely in the shares of one of the funds. On each valuation day, net premium payments allocated to the Variable Account will be invested in fund shares at net assets value, and monies necessary to pay for deductions, charges, transfers, and surrenders from the Variable Account are raised by selling shares of funds at net issue value.

The Variable Account is registered with The Securities and Exchange Commission (the "Commission") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Such registration does not involve Commission supervision of the Variable Account or our management, investment practices, or policies.

PRINCIPAL UNDERWRITER

Westport Financial Services, L.L.C. ("Westport Financial") is the principal underwriter of the policies described in the prospectuses and this Statement of Additional Information.

Westport Financial's principal business address is 39 Old Ridgebury Road, Danbury, CT 06810.

The policies are not currently offered for sale.

When policies were sold, gross commissions paid by us on the sale of policies was as follows:

FOR CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE POLICIES:

Gross commissions paid by us on the sale of Policies will not exceed:

  . First Policy Year: 40% of target premium, plus 3% of any premium payment in excess of target premium.

  . Renewal: 3% of premium payments, plus 25% of any increase in target premium.

In addition, in New York and New Jersey we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

FOR CORPORATE VARIABLE UNIVERSAL LIFE INSURANCE II POLICIES:

Gross commissions paid by us on the sale of Policies will not exceed:

  . First Policy Year: 45% of target premium, plus 3% of any premium payment in excess of target premium.

  . Policy Years 2 through 10: 15% of target premium, plus 3% of any premium payment in excess of target premium.

  . Renewal: 3% of premium payments, plus 25% of any increase in target premium.

In addition, we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

In addition, in New York and New Jersey we will pay annual renewal compensation of up to .10% of net accumulation value beginning in the second policy year.

UNDERWRITING

We may underwrite amounts of insurance on any insured in excess of any guaranteed issue Amount to ascertain the insured's premium class. Underwriting may be on a full or simplified basis. The monthly cost of insurance charge for an insured in a rated premium class may be assessed and flax extra monthly insurance charge or be modified by a risk factor.

Current Cost of Insurance rates are based on the attained age (nearest birthday), and premium class of the person. Guaranteed Cost of Insurance rates are based on the 1980 CSO Table B, smoker distinct.

If required by law, unisex rates will apply, and we will use a unisex variation of that table. If we use unisex rates, generally cost of insurance charges will increase for females and will decrease for males. Charges for substandard risk classes are based on a multiple of the table rates.

[LOGO] PricewaterhouseCoopers

                                                 PricewaterhouseCoopers LLP
                                                 100 Pearl St.
                                                 Hartford CT 06103-3598
                                                 Telephone (860) 241 7000
                                                 Facsimile (860) 241 7590

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of Connecticut General
Life Insurance Company and Participants of the
CG Corporate Insurance Variable Life Separate Account 02:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the portfolios constituting the CG Corporate Insurance Variable Life Separate Account 02 (hereafter referred to as the "Account") at December 31, 2004, and the results of its operations and the changes in its net assets for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with custodians, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Hartford, Connecticut
February 18, 2005

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Assets and Liabilities
As of December 31, 2004

                                                                             CIGNA Variable
                                    Alger American Portfolio                 Products Group
                                          Sub-Accounts                        Sub-Accounts
                               ----------------------------------- -----------------------------------
                                                                   TimesSquare TimesSquare
                                           MidCap       Small       Core Plus     Money    TimesSquare
                                 Growth    Growth   Capitalization    Bond       Market      S&P 500
                               ---------- --------- -------------- ----------- ----------- -----------
Assets:
Investment in variable
  insurance funds at fair
  value....................... $1,960,510 $ 549,683   $ 167,729    $8,759,238  $5,306,178  $34,154,607
Receivable from Connecticut
   General Life Insurance
     Company..................         --        --          --            --          --           --
                               ---------- ---------   ---------    ----------  ----------  -----------
   Total net assets........... $1,960,510 $ 549,683   $ 167,729    $8,759,238  $5,306,178  $34,154,607
                               ---------- ---------   ---------    ----------  ----------  -----------
Accumulation units
  outstanding - Contracts
  sold before May 1, 1998
  (RVUL 01)...................     17,720    18,227      12,768        46,614     330,664    1,477,339
Net asset value per
  accumulation unit........... $ 15.58370 $21.74951   $12.22192    $ 13.60118  $ 12.20842  $  15.34189
Accumulation units
  outstanding - Contracts
  sold after April 30, 1998
  (RVUL 02)...................    182,848     9,882       1,272       580,295     108,703    1,014,439
Net asset value per
  accumulation unit........... $  9.21184 $15.50851   $ 9.18202    $ 14.00190  $ 11.67671  $  11.32590
                               ---------- ---------   ---------    ----------  ----------  -----------
Accumulation net assets....... $1,960,510 $ 549,683   $ 167,729    $8,759,238  $5,306,178  $34,154,607
                               ========== =========   =========    ==========  ==========  ===========

                               Fidelity Variable Insurance
                               Products Fund Sub-Accounts
                               ---------------------------

                                Equity-             High
                                Income             Income
                                ----------        ---------
Assets:
Investment in variable
  insurance funds at fair
  value....................... $3,181,340         $ 107,340
Receivable from Connecticut
   General Life Insurance
     Company..................         --                --
                                ----------        ---------
   Total net assets........... $3,181,340         $ 107,340
                                ----------        ---------
Accumulation units
  outstanding - Contracts
  sold before May 1, 1998
  (RVUL 01)...................     50,715             4,731
Net asset value per
  accumulation unit........... $ 16.41886         $11.02772
Accumulation units
  outstanding - Contracts
  sold after April 30, 1998
  (RVUL 02)...................    181,164             5,482
Net asset value per
  accumulation unit........... $ 12.96426         $10.06352
                                ----------        ---------
Accumulation net assets....... $3,181,340         $ 107,340
                                ==========        =========

The Notes to the Financial Statements are an integral part of these statements

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Assets and Liabilities
As of December 31, 2004

                               Fidelity Variable
                                   Insurance
                               Products Fund II   Goldman    Janus Aspen Series      MFS Series      Neuberger
                                  Sub-Account      Sachs        Sub-Accounts        Sub-Accounts      Berman
                               ----------------- ---------- -------------------- ------------------- ---------
                                  Investment      MidCap                         Emerging   Total       AMT
                                  Grade Bond       Value    Balanced  Worldwide   Growth    Return   Partners
                               ----------------- ---------- --------- ---------- --------- --------- ---------
Assets:
Investment in variable
  insurance funds at fair
  value.......................    $3,373,345     $1,067,542 $ 120,693 $1,587,153 $ 497,763 $ 459,045    $--
Receivable from Connecticut
General Life Insurance Company            --             --        --         --        --        --     --
                                  ----------     ---------- --------- ---------- --------- ---------    ---
   Total net assets...........    $3,373,345     $1,067,542 $ 120,693 $1,587,153 $ 497,763 $ 459,045    $--
                                  ----------     ---------- --------- ---------- --------- ---------    ---
Accumulation units
  outstanding - Contracts
  sold before May 1, 1998
  (RVUL 01)...................       210,948          2,083     4,061     74,259    23,685     5,826      0
Net asset value per
  accumulation unit...........    $ 15.99136     $ 16.56792 $10.30562 $ 14.30024 $13.49021 $17.79233    $--
Accumulation units
  outstanding - Contracts
  sold after April 30, 1998
  (RVUL 02)...................            --         67,288     7,755     53,938    20,626    26,149     --
Net asset value per
  accumulation unit...........    $       --     $ 15.35238 $10.16656 $  9.73768 $ 8.64189 $13.59084    $--
                                  ----------     ---------- --------- ---------- --------- ---------    ---
Accumulation net assets.......    $3,373,345     $1,067,542 $ 120,693 $1,587,153 $ 497,763 $ 459,045    $--
                                  ==========     ========== ========= ========== ========= =========    ===



                               OCC Accumulation Trust - Sub-Accounts
                               -------------------------------------

                                 Equity          Managed   Small Cap
                               --------------   ---------  ----------
Assets:
Investment in variable
  insurance funds at fair
  value.......................       $  17,015  $  46,267  $1,355,173
Receivable from Connecticut
General Life Insurance Company              --         --          --
                                     ---------  ---------  ----------
   Total net assets...........       $  17,015  $  46,267  $1,355,173
                                     ---------  ---------  ----------
Accumulation units
  outstanding - Contracts
  sold before May 1, 1998
  (RVUL 01)...................           1,155      3,059      63,365
Net asset value per
  accumulation unit...........       $14.73202  $14.44735  $ 20.65784
Accumulation units
  outstanding - Contracts
  sold after April 30, 1998
  (RVUL 02)...................              --        170       2,306
Net asset value per
  accumulation unit...........                  $12.19187  $ 20.03007
                                     ---------  ---------  ----------
Accumulation net assets.......       $  17,015  $  46,267  $1,355,173
                                     =========  =========  ==========

The Notes to the Financial Statements are an integral part of these statements

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Assets and Liabilities
As of December 31, 2004

                                                                              Templeton
                                                                              Variable
                                                                              Products
                                                           Scudder VIT -     Series Fund  Vanguard
                                                PIMCO       Sub-Accounts     Sub-Account    Group
                                              ---------- ------------------ ------------- ----------
                                               Variable                                   VIF Small
                                              Investment EAFE(R)                           Company
                                              High Yield Equity             International  Growth
                                                 Fund     Index   Small Cap Fund-Class l    Fund
                                              ---------- -------- --------- ------------- ----------
Assets:
Investment in variable insurance funds at
  fair value................................. $1,709,150 $ 26,374 $ 676,965  $2,598,778   $1,535,117
Receivable from Connecticut
General Life Insurance Company...............         --       --        --          --           --
                                              ---------- -------- ---------  ----------   ----------
   Total net assets.......................... $1,709,150 $ 26,374 $ 676,965  $2,598,778   $1,535,117
                                              ---------- -------- ---------  ----------   ----------
Accumulation units outstanding - Contracts
  sold before May 1, 1998 (RVUL 01)..........      2,528    2,543     4,751      70,055       34,487
Net asset value per accumulation unit........ $ 13.92606 $9.59983 $16.16443  $ 14.64187   $ 15.58946
Accumulation units outstanding - Contracts
  sold after April 30, 1998 (RVUL 02)........    114,960      235    39,205     130,086       63,547
Net asset value per accumulation unit........ $ 14.56111 $8.34594 $15.30846  $ 12.09232   $ 15.69678
                                              ---------- -------- ---------  ----------   ----------
Accumulation net assets...................... $1,709,150 $ 26,374 $ 676,965  $2,598,778   $1,535,117
                                              ========== ======== =========  ==========   ==========

The Notes to the Financial Statements are an integral part of these statements

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2004



                                                                           CIGNA Variable Products Group
                                  Alger American Portfolio Sub-Accounts             Sub-Accounts
                                  ----------------------------------    -----------------------------------
                                                                        TimesSquare TimesSquare
                                                MidCap       Small       Core Plus     Money    TimesSquare
                                    Growth      Growth   Capitalization    Bond       Market      S&P 500
                                  ---------    --------  -------------- ----------- ----------- -----------
Investment income:
Dividends........................ $      --    $     --    $      --     $353,980     $50,360   $   562,884

Expenses:
Mortality and expense risk-......    19,407       3,865        3,215       58,834      40,601       260,907
Admin Charges....................     3,327         505          381        9,297       5,128        34,100
                                  ---------    --------    ---------     --------     -------   -----------
   Net investment gain (loss)....   (22,734)     (4,370)      (3,596)     285,849       4,631       267,877
                                  ---------    --------    ---------     --------     -------   -----------
Net realized and unrealized gain
  (loss) on investments:
Capital gain distributions from
  portfolio sponsors.............        --          --           --           --          --            --
Net realized gain (loss) on share
  transactions...................  (202,926)    (38,795)    (293,716)     (94,413)         --     4,379,652
                                  ---------    --------    ---------     --------     -------   -----------
   Net realized gain (loss)......  (202,926)    (38,795)    (293,716)     (94,413)         --     4,379,652
Change in net unrealized gain
  (loss).........................   359,093     102,293      352,039        1,876          (4)   (1,588,796)
                                  ---------    --------    ---------     --------     -------   -----------
   Net realized and unrealized
     gain (loss) on
     investments.................   156,167      63,498       58,323      (92,537)         (4)    2,790,856
                                  ---------    --------    ---------     --------     -------   -----------
Net increase (decrease) in net
  assets from operations......... $ 133,433    $ 59,128    $  54,727     $193,312     $ 4,627   $ 3,058,733
                                  =========    ========    =========     ========     =======   ===========

                                                         Fidelity
                                    Fidelity Variable    Variable
                                        Insurance        Insurance
                                      Sub-Accounts      Sub-Account
                                  --------------------  -----------

                                    Equity-     High    Investment
                                    Income     Income   Grade Bond
                                  ----------  --------  -----------
Investment income:
Dividends........................ $  104,978  $ 10,065   $ 143,678

Expenses:
Mortality and expense risk-......     27,914       748      29,356
Admin Charges....................      4,489       107       3,461
                                  ----------  --------   ---------
   Net investment gain (loss)....     72,575     9,210     110,861
                                  ----------  --------   ---------
Net realized and unrealized gain
  (loss) on investments:
Capital gain distributions from
  portfolio sponsors.............         --        --          --
Net realized gain (loss) on share
  transactions...................  1,287,642   (12,507)    107,677
                                  ----------  --------   ---------
   Net realized gain (loss)......  1,287,642   (12,507)    107,677
Change in net unrealized gain
  (loss).........................   (933,396)   12,175    (100,775)
                                  ----------  --------   ---------
   Net realized and unrealized
     gain (loss) on
     investments.................    354,246      (332)      6,902
                                  ----------  --------   ---------
Net increase (decrease) in net
  assets from operations......... $  426,821  $  8,878   $ 117,763
                                  ==========  ========   =========

The Notes to the Financial Statements are an integral part of these statements

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2004

                                                    Goldman   Janus Aspen Series    MFS Series     Neuberger
                                                     Sachs       Sub-Accounts      Sub-Accounts     Berman
                                                   ---------  ------------------ ----------------- ---------
                                                    MidCap                       Emerging  Total      AMT
                                                     Value    Balanced Worldwide  Growth   Return  Partners
                                                   ---------  -------- --------- --------  ------- ---------
Investment income:
Dividends......................................... $   5,885   $2,965   $18,325  $     --  $ 4,739    $--

Expenses:
Mortality and expense risk-.......................     8,678    1,108    15,336     3,739    2,362     --
Admin Charges.....................................     1,536      165     1,990       517      394     --
                                                   ---------   ------   -------  --------  -------    ---
   Net investment gain (loss).....................    (4,329)   1,692       999    (4,256)   1,983     --
                                                   ---------   ------   -------  --------  -------    ---
Net realized and unrealized gain (loss) on
  investments:
Capital gain distributions from portfolio sponsors        --       --        --        --       --     --
Net realized gain (loss) on share transactions....   660,659    3,768    27,529   (19,480)   7,705     --
                                                   ---------   ------   -------  --------  -------    ---
   Net realized gain (loss).......................   660,659    3,768    27,529   (19,480)   7,705     --
Change in net unrealized gain (loss)..............  (324,858)   4,182    44,813    86,336   34,789     --
                                                   ---------   ------   -------  --------  -------    ---
   Net realized and unrealized gain (loss) on
     investments..................................   335,801    7,950    72,342    66,856   42,494     --
                                                   ---------   ------   -------  --------  -------    ---
Net increase (decrease) in net assets from
  operations...................................... $ 331,472   $9,642   $73,341  $ 62,600  $44,477    $--
                                                   =========   ======   =======  ========  =======    ===

                                                   OCC Accumulation Trust -
                                                         Sub-Accounts
                                                   ------------------------

                                                   Equity  Managed Small Cap
                                                   ------  ------- ---------
Investment income:
Dividends......................................... $  167  $  637  $    614

Expenses:
Mortality and expense risk-.......................    139     367    11,108
Admin Charges.....................................     16      44     1,329
                                                   ------  ------  --------
   Net investment gain (loss).....................     12     226   (11,823)
                                                   ------  ------  --------
Net realized and unrealized gain (loss) on
  investments:
Capital gain distributions from portfolio sponsors     --      --        --
Net realized gain (loss) on share transactions....   (240)     25    34,696
                                                   ------  ------  --------
   Net realized gain (loss).......................   (240)     25    34,696
Change in net unrealized gain (loss)..............  1,912   3,859   196,476
                                                   ------  ------  --------
   Net realized and unrealized gain (loss) on
     investments..................................  1,672   3,884   231,172
                                                   ------  ------  --------
Net increase (decrease) in net assets from
  operations...................................... $1,684  $4,110  $219,349
                                                   ======  ======  ========

The Notes to the Financial Statements are an integral part of these statements

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2004

                                                                                                      Templeton
                                                                                                       Variable
                                                                                                   Products Series
                                                PIMCO        Scudder VIT - Sub-Accounts            Fund Sub-Account
                                         ------------------- --------------------------   -------  ----------------
                                         Variable Investment
                                             High Yield               EAFE(R) Equity       Small    International
                                                Fund                      Index             Cap      Fund-Class l
                                         -------------------          --------------      -------  ----------------
Investment income:
Dividends...............................     $   237,233                  $  641          $ 1,866     $  33,156

Expenses:
Mortality and expense risk-.............          20,097                     230            2,834        21,673
Admin Charges...........................           3,565                      28              488         3,246
                                             -----------                  ------          -------     ---------
   Net investment gain (loss)...........         213,571                     383           (1,456)        8,237
                                             -----------                  ------          -------     ---------
Net realized and unrealized gain (loss)
  on investments:
Capital gain distributions from
  portfolio sponsors....................              --                      --               --            --
Net realized gain (loss) on share
  transactions..........................       1,082,842                     748            1,368       674,256
                                             -----------                  ------          -------     ---------
   Net realized gain (loss).............       1,082,842                     748            1,368       674,256
Change in net unrealized gain (loss)....      (1,093,527)                  3,260           94,169      (141,327)
                                             -----------                  ------          -------     ---------
   Net realized and unrealized gain
     (loss) on investments..............         (10,685)                  4,008           95,537       532,929
                                             -----------                  ------          -------     ---------
Net increase (decrease) in net assets
  from operations.......................     $   202,886                  $4,391          $94,081     $ 541,166
                                             ===========                  ======          =======     =========



                                          Vanguard Group
                                         -----------------

                                         VIF Small Company
                                            Growth Fund
                                         -----------------
Investment income:
Dividends...............................     $   2,508

Expenses:
Mortality and expense risk-.............        12,863
Admin Charges...........................         2,050
                                             ---------
   Net investment gain (loss)...........       (12,405)
                                             ---------
Net realized and unrealized gain (loss)
  on investments:
Capital gain distributions from
  portfolio sponsors....................            --
Net realized gain (loss) on share
  transactions..........................       758,733
                                             ---------
   Net realized gain (loss).............       758,733
Change in net unrealized gain (loss)....      (458,371)
                                             ---------
   Net realized and unrealized gain
     (loss) on investments..............       300,362
                                             ---------
Net increase (decrease) in net assets
  from operations.......................     $ 287,957
                                             =========

The Notes to the Financial Statements are an integral part of these statements

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
As of December 31, 2004



                                                                         CIGNA Variable Products Group
                              Alger American Portfolio Sub-Accounts              Sub-Accounts
                              ------------------------------------  --------------------------------------
                                                                    TimesSquare  TimesSquare
                                            MidCap       Small       Core Plus      Money      TimesSquare
                                 Growth     Growth   Capitalization    Bond        Market        S&P 500
                              -----------  --------  -------------- -----------  -----------  ------------
Operations:
Net investment gain
  (loss)..................... $   (22,734) $ (4,370)   $  (3,596)   $   285,849  $     4,631  $    267,877
Net realized gain (loss).....    (202,926)  (38,795)    (293,716)       (94,413)          --     4,379,652
Change in net unrealized
  gain (loss)................     359,093   102,293      352,039          1,876           (4)   (1,588,796)
                              -----------  --------    ---------    -----------  -----------  ------------
   Net increase (decrease)
     in net assets from
     operations..............     133,433    59,128       54,727        193,312        4,627     3,058,733
                              -----------  --------    ---------    -----------  -----------  ------------
Accumulation unit
  transactions:
Participant deposits.........     336,017    77,980          (59)     2,787,544    1,423,882     3,908,379
Participant transfers, net...     112,857   (40,199)          --       (246,333)    (722,329)      479,225
Participant withdrawals......  (5,693,201)  (90,142)    (262,671)    (6,676,800)  (2,741,591)  (11,411,275)
                              -----------  --------    ---------    -----------  -----------  ------------
       Net increase
         (decrease) from
         participant
         transactions........  (5,244,327)  (52,361)    (262,730)    (4,135,589)  (2,040,038)   (7,023,671)
                              -----------  --------    ---------    -----------  -----------  ------------
       Total increase
         (decrease) in
         net assets..........  (5,110,894)    6,767     (208,003)    (3,942,277)  (2,035,411)   (3,964,938)

Net assets:
Beginning of period..........   7,071,404   542,916      375,732     12,701,515    7,341,589    38,119,545
                              -----------  --------    ---------    -----------  -----------  ------------
End of period................ $ 1,960,510  $549,683    $ 167,729    $ 8,759,238  $ 5,306,178  $ 34,154,607
                              ===========  ========    =========    ===========  ===========  ============

                                                           Fidelity
                                                           Variable
                              Fidelity Variable Insurance  Insurance
                                   Sub-Accounts           Sub-Account
                              --------------------------  -----------

                                Equity-         High      Investment
                                Income         Income     Grade Bond
                               -----------     --------   -----------
Operations:
Net investment gain
  (loss)..................... $    72,575     $  9,210    $  110,861
Net realized gain (loss).....   1,287,642      (12,507)      107,677
Change in net unrealized
  gain (loss)................    (933,396)      12,175      (100,775)
                               -----------     --------   ----------
   Net increase (decrease)
     in net assets from
     operations..............     426,821        8,878       117,763
                               -----------     --------   ----------
Accumulation unit
  transactions:
Participant deposits.........     539,734            1         1,101
Participant transfers, net...     147,488      (19,990)       (3,936)
Participant withdrawals......  (6,428,665)      (5,405)     (191,256)
                               -----------     --------   ----------
       Net increase
         (decrease) from
         participant
         transactions........  (5,741,443)     (25,394)     (194,091)
                               -----------     --------   ----------
       Total increase
         (decrease) in
         net assets..........  (5,314,622)     (16,516)      (76,328)

Net assets:
Beginning of period..........   8,495,962      123,856     3,449,673
                               -----------     --------   ----------
End of period................ $ 3,181,340     $107,340    $3,373,345
                               ===========     ========   ==========

The Notes to the Financial Statements are an integral part of these statements

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
As of December 31, 2004

                                               Goldman      Janus Aspen Series                           Neuberger
                                                Sachs          Sub-Accounts      MFS Series Sub-Accounts  Berman
                                             -----------  ---------------------  ----------------------  ---------
                                               MidCap                             Emerging     Total        AMT
                                                Value      Balanced   Worldwide    Growth      Return    Partners
                                             -----------  ---------  ----------  ---------   ---------   ---------
Operations:
Net investment gain (loss).................. $    (4,329) $   1,692  $      999  $  (4,256)  $   1,983      $--
Net realized gain (loss)....................     660,659      3,768      27,529    (19,480)      7,705       --
Change in net unrealized gain (loss)........    (324,858)     4,182      44,813     86,336      34,789       --
                                             -----------  ---------  ----------  ---------   ---------      ---
   Net increase (decrease) in net assets
     from operations........................     331,472      9,642      73,341     62,600      44,477       --
                                             -----------  ---------  ----------  ---------   ---------      ---
Accumulation unit transactions:
Participant deposits........................     163,954     17,974     145,307    107,544      54,599       --
Participant transfers, net..................     225,566    (42,165)   (448,628)  (157,097)    120,108       --
Participant withdrawals.....................  (2,943,185)  (105,573)   (596,148)  (218,297)   (139,014)      --
                                             -----------  ---------  ----------  ---------   ---------      ---
       Net increase (decrease) from
         participant transactions...........  (2,553,665)  (129,764)   (899,469)  (267,850)     35,693       --
                                             -----------  ---------  ----------  ---------   ---------      ---
       Total increase (decrease) in net
         assets.............................  (2,222,193)  (120,122)   (826,128)  (205,250)     80,170       --

Net assets:
Beginning of period.........................   3,289,735    240,815   2,413,281    703,013     378,875       --
                                             -----------  ---------  ----------  ---------   ---------      ---
End of period............................... $ 1,067,542  $ 120,693  $1,587,153  $ 497,763   $ 459,045      $--
                                             ===========  =========  ==========  =========   =========      ===

                                             OCC Accumulation Trust - Sub-
                                                       Accounts
                                             ----------------------------

                                              Equity  Managed   Small Cap
                                             -------  -------  ----------
Operations:
Net investment gain (loss).................. $    12  $   226  $  (11,823)
Net realized gain (loss)....................    (240)      25      34,696
Change in net unrealized gain (loss)........   1,912    3,859     196,476
                                             -------  -------  ----------
   Net increase (decrease) in net assets
     from operations........................   1,684    4,110     219,349
                                             -------  -------  ----------
Accumulation unit transactions:
Participant deposits........................   1,586      646       2,368
Participant transfers, net..................      --       --      50,442
Participant withdrawals.....................  (4,100)  (1,731)   (220,729)
                                             -------  -------  ----------
       Net increase (decrease) from
         participant transactions...........  (2,514)  (1,085)   (167,919)
                                             -------  -------  ----------
       Total increase (decrease) in net
         assets.............................    (830)   3,025      51,430

Net assets:
Beginning of period.........................  17,845   43,242   1,303,743
                                             -------  -------  ----------
End of period............................... $17,015  $46,267  $1,355,173
                                             =======  =======  ==========

The Notes to the Financial Statements are an integral part of these statements

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
As of December 31, 2004

                                                                                             Templeton
                                                                                             Variable
                                                                                             Products
                                                                          Scudder VIT -     Series Fund   Vanguard
                                                             PIMCO        Sub-Accounts      Sub-Account     Group
                                                          -----------  ------------------  ------------- -----------
                                                            Variable
                                                           Investment   EAFE(R)                           VIF Small
                                                           High Yield   Equity             International   Company
                                                              Fund       Index   Small Cap Fund-Class l  Growth Fund
                                                          -----------  --------  --------- ------------- -----------
Operations:
Net investment gain (loss)............................... $   213,571  $    383  $ (1,456)  $     8,237  $   (12,405)
Net realized gain (loss).................................   1,082,842       748     1,368       674,256      758,733
Change in net unrealized gain (loss).....................  (1,093,527)    3,260    94,169      (141,327)    (458,371)
                                                          -----------  --------  --------   -----------  -----------
   Net increase (decrease) in net assets from operations.     202,886     4,391    94,081       541,166      287,957
                                                          -----------  --------  --------   -----------  -----------
Accumulation unit transactions:
Participant deposits.....................................     486,350         4   108,127       400,854      266,583
Participant transfers, net...............................      64,651        --   127,376       370,623      176,134
Participant withdrawals..................................  (8,355,286)  (12,313)  (73,691)   (3,563,293)  (3,231,440)
                                                          -----------  --------  --------   -----------  -----------
   Net increase (decrease) from participant transactions.  (7,804,285)  (12,309)  161,812    (2,791,816)  (2,788,723)
                                                          -----------  --------  --------   -----------  -----------
       Total increase (decrease) in net assets...........  (7,601,399)   (7,918)  255,893    (2,250,650)  (2,500,766)

Net assets:
Beginning of period......................................   9,310,549    34,292   421,072     4,849,428    4,035,883
                                                          -----------  --------  --------   -----------  -----------
End of period............................................ $ 1,709,150  $ 26,374  $676,965   $ 2,598,778  $ 1,535,117
                                                          ===========  ========  ========   ===========  ===========

The Notes to the Financial Statements are an integral part of these statements

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2003




                                    Alger American Portfolio Sub-Accounts  CIGNA Variable Products Group Sub-Accounts
                                    -------------------------------------  ----------------------------------------
                                                                           TimesSquare
                                                  MidCap       Small        Core Plus     TimesSquare    TimesSquare
                                      Growth      Growth   Capitalization     Bond        Money Market     S&P 500
                                    ----------  ---------  --------------  -----------    ------------   -----------
Investment income:
Dividends.......................... $       --  $      --        $     --     $816,281         $54,720    $  698,208
Expenses:
Mortality and expense risk.........     35,444      5,103           2,690       78,754          53,998       245,406
Administrative charges.............      6,239        662             324       11,849           6,809        32,167
                                    ----------  ---------        --------     --------         -------    ----------
   Net investment gain (loss)......    (41,683)    (5,765)         (3,014)     725,678          (6,087)      420,635
                                    ----------  ---------        --------     --------         -------    ----------
Net realized and unrealized gain
  (loss) on investments:
Capital gain distributions from
  portfolio sponsors...............         --         --              --           --              --       420,142
Net realized gain (loss) on share
  transactions.....................     44,986   (197,491)        (58,949)      37,787              --        99,658
                                    ----------  ---------        --------     --------         -------    ----------
   Net realized gain (loss)........     44,986   (197,491)        (58,949)      37,787              --       519,800
Change in net unrealized gain
  (loss)...........................  1,796,639    451,661         173,441      (82,844)            (87)    6,966,898
                                    ----------  ---------        --------     --------         -------    ----------
   Net realized and unrealized
     gain (loss) on investments....  1,841,625    254,170         114,492      (45,057)            (87)    7,486,698
                                    ----------  ---------        --------     --------         -------    ----------
Net increase (decrease) in net
  assets from operations........... $1,799,942  $ 248,405        $111,478     $680,621         $(6,174)   $7,907,333
                                    ==========  =========        ========     ========         =======    ==========

                                     Fidelity Variable   Fidelity Variable
                                         Insurance           Insurance
                                       Products Fund     Products Fund ll
                                        Sub-Accounts        Sub-Account     Goldman Sachs
                                    -------------------  -----------------  -------------

                                     Equity-     High       Investment         MidCap
                                     Income     Income      Grade Bond          Value
                                    ---------- --------  -----------------  -------------
Investment income:
Dividends.......................... $  122,662 $ 11,528           $138,547       $ 25,774
Expenses:
Mortality and expense risk.........     41,056      924             30,056         14,667
Administrative charges.............      7,019      128              3,555          2,679
                                    ---------- --------           --------       --------
   Net investment gain (loss)......     74,587   10,476            104,936          8,428
                                    ---------- --------           --------       --------
Net realized and unrealized gain
  (loss) on investments:
Capital gain distributions from
  portfolio sponsors...............         --       --             48,748         33,832
Net realized gain (loss) on share
  transactions.....................     18,524  (40,272)            10,486           (723)
                                    ---------- --------           --------       --------
   Net realized gain (loss)........     18,524  (40,272)            59,234         33,109
Change in net unrealized gain
  (loss)...........................  1,776,615   60,633            (17,996)       634,000
                                    ---------- --------           --------       --------
   Net realized and unrealized
     gain (loss) on investments....  1,795,139   20,361             41,238        667,109
                                    ---------- --------           --------       --------
Net increase (decrease) in net
  assets from operations........... $1,869,726 $ 30,837           $146,174       $675,537
                                    ========== ========           ========       ========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2003

                                          Janus Aspen Series                           Neuberger
                                             Sub-Accounts     MFS Series Sub-Accounts    Berman
                                         -------------------  ----------------------  ------------

                                                               Emerging     Total
                                         Balanced  Worldwide    Growth      Return    AMT Partners
                                         -------- ----------  ---------    --------   ------------
Investment income:
Dividends...............................  $ 6,035 $   27,534  $      --    $ 16,899        $    --
Expenses:
Mortality and expense risk..............    1,962     19,903      7,055       4,007              6
Administrative charges..................      291      2,618        972         574              1
                                          ------- ----------    ---------   --------       -------
   Net investment gain (loss)...........    3,782      5,013     (8,027)     12,318             (7)
                                          ------- ----------    ---------   --------       -------
Net realized and unrealized gain (loss)
  on investments:
Capital gain distributions from
  portfolio sponsors....................       --         --         --          --             --
Net realized gain (loss) on share
  transactions..........................    7,704   (765,167)  (459,012)    (15,959)        (1,542)
                                          ------- ----------    ---------   --------       -------
   Net realized gain (loss).............    7,704   (765,167)  (459,012)    (15,959)        (1,542)
Change in net unrealized gain (loss)....   25,177  1,290,687    722,208      80,180          1,510
                                          ------- ----------    ---------   --------       -------
   Net realized and unrealized gain
     (loss) on investments..............   32,881    525,520    263,196      64,221            (32)
                                          ------- ----------    ---------   --------       -------
Net increase (decrease) in net assets
  from operations.......................  $36,663 $  530,533  $ 255,169    $ 76,539        $   (39)
                                          ======= ==========    =========   ========       =======

                                         OCC Accumulation Trust - Sub-Accounts        PIMCO
                                         ------------------------------------  -------------------
                                                                               Variable Investment
                                                                    Small          High Yield
                                          Equity       Managed       Cap              Fund
                                           --------    -------    --------     -------------------
Investment income:
Dividends............................... $  3,774      $ 1,213    $    699              $  618,909
Expenses:
Mortality and expense risk..............    2,078          552       9,834                  46,794
Administrative charges..................      252           67       1,200                   8,484
                                           --------     -------      --------           ----------
   Net investment gain (loss)...........    1,444          594     (10,335)                563,631
                                           --------     -------      --------           ----------
Net realized and unrealized gain (loss)
  on investments:
Capital gain distributions from
  portfolio sponsors....................       --           --          --                      --
Net realized gain (loss) on share
  transactions..........................  (32,389)         945     (50,036)                 18,495
                                           --------     -------      --------           ----------
   Net realized gain (loss).............  (32,389)         945     (50,036)                 18,495
Change in net unrealized gain (loss)....   88,480       10,877     473,046               1,101,244
                                           --------     -------      --------           ----------
   Net realized and unrealized gain
     (loss) on investments..............   56,091       11,822     423,010               1,119,739
                                           --------     -------      --------           ----------
Net increase (decrease) in net assets
  from operations....................... $ 57,535      $12,416    $412,675              $1,683,370
                                           ========     =======      ========           ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2003

                                                                                         Templeton
                                                                                          Variable
                                                                                      Products Series
                                                           Scudder VIT - Sub-Accounts Fund Sub-Account  Vanguard Group
                                                           -------------------------- ---------------- -----------------
                                                             EAFE(R)        Small      International   VIF Small Company
                                                           Equity Index      Cap        Fund-Class l      Growth Fund
                                                           ------------   ----------  ---------------- -----------------
Investment income:
Dividends.................................................       $1,382   $    3,433        $   68,120        $      623
Expenses:
Mortality and expense risk................................          211        1,851            22,272            16,849
Administrative charges....................................           29          319             3,676             3,023
                                                                 ------   ----------        ----------        ----------
   Net investment gain (loss).............................        1,142        1,263            42,172           (19,249)
                                                                 ------   ----------        ----------        ----------
Net realized and unrealized gain (loss) on investments:
Capital gain distributions from portfolio sponsors........           --           --                --                --
Net realized gain (loss) on share transactions............          108        8,079             4,382             3,840
                                                                 ------   ----------        ----------        ----------
   Net realized gain (loss)...............................          108        8,079             4,382             3,840
Change in net unrealized gain (loss)......................        7,750      113,166         1,026,158         1,037,532
                                                                 ------   ----------        ----------        ----------
   Net realized and unrealized gain (loss) on investments.        7,858      121,245         1,030,540         1,041,372
                                                                 ------   ----------        ----------        ----------
Net increase (decrease) in net assets from operations.....       $9,000   $  122,508        $1,072,712        $1,022,123
                                                                 ======   ==========        ==========        ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2003




                                        Alger American Portfolio Sub-Accounts  CIGNA Variable Products Group Sub-Accounts
                                        -------------------------------------  -----------------------------------------
                                                                               TimesSquare    TimesSquare
                                                      MidCap       Small        Core Plus        Money      TimesSquare
                                          Growth      Growth   Capitalization     Bond          Market        S&P 500
                                        ----------  ---------  --------------  -----------    -----------   -----------
Operations:
Net investment gain (loss)............. $  (41,683) $  (5,765)       $ (3,014) $   725,678    $    (6,087)  $   420,635
Net realized gain (loss)...............     44,986   (197,491)        (58,949)      37,787             --       519,800
Change in net unrealized gain
  (loss)...............................  1,796,639    451,661         173,441      (82,844)           (87)    6,966,898
                                        ----------  ---------        --------    -----------   -----------   -----------
   Net increase (decrease) in net
     assets from operations............  1,799,942    248,405         111,478      680,621         (6,174)    7,907,333
                                        ----------  ---------        --------    -----------   -----------   -----------
Accumulation unit transactions:
Participant deposits...................  2,076,344     66,009          37,737    1,671,380      5,961,087     2,657,061
Participant transfers, net.............    149,105     62,147         (40,878)     899,801     (4,883,067)    2,779,341
Participant withdrawals................   (871,355)  (463,042)        (24,210)  (1,388,539)    (4,756,396)   (2,839,199)
                                        ----------  ---------        --------    -----------   -----------   -----------
   Net increase (decrease) from
     participant transactions..........  1,354,094   (334,886)        (27,351)   1,182,642     (3,678,376)    2,597,203
                                        ----------  ---------        --------    -----------   -----------   -----------
       Total increase (decrease)
         in net assets.................  3,154,036    (86,481)         84,127    1,863,263     (3,684,550)   10,504,536
Net assets:
Beginning of period....................  3,917,368    629,397         291,605   10,838,252     11,026,139    27,615,009
                                        ----------  ---------        --------    -----------   -----------   -----------
End of period.......................... $7,071,404  $ 542,916        $375,732  $12,701,515    $ 7,341,589   $38,119,545
                                        ==========  =========        ========    ===========   ===========   ===========

                                          Fidelity Variable   Fidelity Variable
                                              Insurance           Insurance
                                            Products Fund     Products Fund ll
                                            Sub-Accounts         Sub-Account
                                        --------------------  -----------------

                                          Equity-     High       Investment
                                          Income     Income      Grade Bond
                                        ----------  --------  -----------------
Operations:
Net investment gain (loss)............. $   74,587  $ 10,476         $  104,936
Net realized gain (loss)...............     18,524   (40,272)            59,234
Change in net unrealized gain
  (loss)...............................  1,776,615    60,633            (17,996)
                                        ----------  --------         ----------
   Net increase (decrease) in net
     assets from operations............  1,869,726    30,837            146,174
                                        ----------  --------         ----------
Accumulation unit transactions:
Participant deposits...................  2,308,477        (4)                (1)
Participant transfers, net.............    398,421   (13,965)          (153,040)
Participant withdrawals................   (614,910)  (36,995)           (72,256)
                                        ----------  --------         ----------
   Net increase (decrease) from
     participant transactions..........  2,091,988   (50,964)          (225,297)
                                        ----------  --------         ----------
       Total increase (decrease)
         in net assets.................  3,961,714   (20,127)           (79,123)
Net assets:
Beginning of period....................  4,534,248   143,983          3,528,796
                                        ----------  --------         ----------
End of period.......................... $8,495,962  $123,856         $3,449,673
                                        ==========  ========         ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2003

                                                         Janus Aspen Series                            Neuberger
                                        Goldman Sachs       Sub-Accounts      MFS Series Sub-Accounts    Berman
                                        -------------  ---------------------  ---------------------   ------------
                                           MidCap                              Emerging     Total
                                            Value       Balanced   Worldwide    Growth      Return    AMT Partners
                                        -------------  ---------  ----------  ---------   ----------  ------------
Operations:
Net investment gain (loss).............    $    8,428  $   3,782  $    5,013  $  (8,027)  $   12,318       $    (7)
Net realized gain (loss)...............        33,109      7,704    (765,167)  (459,012)     (15,959)       (1,542)
Change in net unrealized gain
  (loss)...............................       634,000     25,177   1,290,687    722,208       80,180         1,510
                                           ----------  ---------  ----------  ---------   ----------       -------
   Net increase (decrease) in net
     assets from operations............       675,537     36,663     530,533    255,169       76,539           (39)
                                           ----------  ---------  ----------  ---------   ----------       -------
Accumulation unit transactions:
Participant deposits...................     1,003,931     60,703     268,743    227,310       68,235             1
Participant transfers, net.............       280,277     28,220    (448,401)  (329,892)        (924)       (3,253)
Participant withdrawals................      (151,947)  (118,462)   (672,507)  (356,799)    (638,647)         (330)
                                           ----------  ---------  ----------  ---------   ----------       -------
   Net increase (decrease) from
     participant transactions..........     1,132,261    (29,539)   (852,165)  (459,381)    (571,336)       (3,582)
                                           ----------  ---------  ----------  ---------   ----------       -------
       Total increase (decrease)
         in net assets.................     1,807,798      7,124    (321,632)  (204,212)    (494,797)       (3,621)
Net assets:
Beginning of period....................     1,481,937    233,691   2,734,913    907,225      873,672         3,621
                                           ----------  ---------  ----------  ---------   ----------       -------
End of period..........................    $3,289,735  $ 240,815  $2,413,281  $ 703,013   $  378,875       $    --
                                           ==========  =========  ==========  =========   ==========       =======

                                        OCC Accumulation Trust
                                        --------------------

                                          Equity      Managed
                                        ----------   --------
Operations:
Net investment gain (loss)............. $    1,444   $    594
Net realized gain (loss)...............    (32,389)       945
Change in net unrealized gain
  (loss)...............................     88,480     10,877
                                        ----------   --------
   Net increase (decrease) in net
     assets from operations............     57,535     12,416
                                        ----------   --------
Accumulation unit transactions:
Participant deposits...................     56,198         --
Participant transfers, net.............   (290,843)        --
Participant withdrawals................    (38,209)   (34,099)
                                        ----------   --------
   Net increase (decrease) from
     participant transactions..........   (272,854)   (34,099)
                                        ----------   --------
       Total increase (decrease)
         in net assets.................   (215,319)   (21,683)
Net assets:
Beginning of period....................    233,164     64,925
                                        ----------   --------
End of period.......................... $   17,845   $ 43,242
                                        ==========   ========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2003

                                                                                                   Templeton
                                                                                                    Variable
                                                                                                Products Series
                                - Sub-Accounts         PIMCO         Scudder VIT - Sub-Accounts Fund Sub-Account
                                --------------  -------------------  ------------------------   ----------------
                                                Variable Investment
                                    Small           High Yield         EAFE(R)         Small     International
                                     Cap               Fund          Equity Index       Cap       Fund-Class l
                                --------------  -------------------  ------------    --------   ----------------
Operations:
Net investment gain (loss).....     $  (10,335)          $  563,631       $ 1,142    $  1,263         $   42,172
Net realized gain (loss).......        (50,036)              18,495           108       8,079              4,382
Change in net unrealized
  gain (loss)..................        473,046            1,101,244         7,750     113,166          1,026,158
                                    ----------           ----------       -------     --------        ----------
   Net increase (decrease)
     in net assets from
     operations................        412,675            1,683,370         9,000     122,508          1,072,712
                                    ----------           ----------       -------     --------        ----------
Accumulation unit
  transactions:
Participant deposits...........         34,221            3,041,454         2,700      96,427          1,177,378
Participant transfers, net.....         29,654              282,176         1,422       5,446            518,651
Participant withdrawals........       (401,258)            (779,144)       (5,784)    (59,023)          (273,029)
                                    ----------           ----------       -------     --------        ----------
   Net increase (decrease)
     from participant
     transactions..............       (337,383)           2,544,486        (1,662)     42,850          1,423,000
                                    ----------           ----------       -------     --------        ----------
       Total increase
         (decrease) in net
         assets................         75,292            4,227,856         7,338     165,358          2,495,712
Net assets:
Beginning of period............      1,228,451            5,082,693        26,954     255,714          2,353,716
                                    ----------           ----------       -------     --------        ----------
End of period..................     $1,303,743           $9,310,549       $34,292    $421,072         $4,849,428
                                    ==========           ==========       =======     ========        ==========



                                 Vanguard Group
                                -----------------

                                VIF Small Company
                                   Growth Fund
                                -----------------
Operations:
Net investment gain (loss).....        $  (19,249)
Net realized gain (loss).......             3,840
Change in net unrealized
  gain (loss)..................         1,037,532
                                       ----------
   Net increase (decrease)
     in net assets from
     operations................         1,022,123
                                       ----------
Accumulation unit
  transactions:
Participant deposits...........         1,007,966
Participant transfers, net.....           568,084
Participant withdrawals........          (160,158)
                                       ----------
   Net increase (decrease)
     from participant
     transactions..............         1,415,892
                                       ----------
       Total increase
         (decrease) in net
         assets................         2,438,015
Net assets:
Beginning of period............         1,597,868
                                       ----------
End of period..................        $4,035,883
                                       ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2002




                                           Alger American Portfolio Sub-Accounts   CIGNA Variable Products Group Sub-Accounts
                                         ----------------------------------------  -----------------------------------------
                                                                                   TimesSquare   TimesSquare
                                                         MidCap        Small       Investment       Money      TimesSquare
                                            Growth       Growth    Capitalization  Grade Bond      Market        S&P 500
                                         -----------  -----------  --------------  -----------   -----------   -----------
Investment income:
Dividends............................... $     1,831  $        --     $        --   $421,331        $149,927   $   463,605
Expenses:
Mortality and expense risk..............      26,268       20,700          16,093     59,083          85,902       226,177
Administrative charges..................       4,404        3,433           2,711      8,466          10,696        29,268
                                         -----------  -----------     -----------   --------        --------     -----------
   Net investment gain (loss)...........     (28,841)     (24,133)        (18,804)   353,782          53,329       208,160
                                         -----------  -----------     -----------   --------        --------     -----------
Net realized and unrealized gain (loss)
  on investments:
Capital gain distributions from
  portfolio sponsors....................          --           --              --         --              --       969,486
Net realized gain (loss) on share
  transactions..........................    (147,772)  (1,992,949)     (2,585,417)    31,908              --       (98,246)
                                         -----------  -----------     -----------   --------        --------     -----------
   Net realized gain (loss).............    (147,772)  (1,992,949)     (2,585,417)    31,908              --       871,240
Change in net unrealized gain (loss)....  (1,701,565)     620,046       1,544,755    295,905              --    (8,998,955)
                                         -----------  -----------     -----------   --------        --------     -----------
   Net realized and unrealized gain
     (loss) on investments..............  (1,849,337)  (1,372,903)     (1,040,662)   327,813              --    (8,127,715)
                                         -----------  -----------     -----------   --------        --------     -----------
Net increase (decrease) in net assets
  from operations....................... $(1,878,178) $(1,397,036)    $(1,059,466)  $681,595        $ 53,329   $(7,919,555)
                                         ===========  ===========     ===========   ========        ========     ===========

                                           Fidelity Variable   Fidelity Variable
                                               Insurance           Insurance
                                             Products Fund     Products Fund ll
                                             Sub-Accounts         Sub-Account
                                         --------------------  -----------------

                                          Equity-      High       Investment
                                          Income      Income      Grade Bond
                                         ---------  ---------  -----------------
Investment income:
Dividends............................... $  34,468  $ 191,481           $128,723
Expenses:
Mortality and expense risk..............    18,030      8,570             28,398
Administrative charges..................     2,537      1,510              3,341
                                         ---------  ---------           --------
   Net investment gain (loss)...........    13,901    181,401             96,984
                                         ---------  ---------           --------
Net realized and unrealized gain (loss)
  on investments:
Capital gain distributions from
  portfolio sponsors....................    46,914         --                 --
Net realized gain (loss) on share
  transactions..........................   (23,688)  (802,029)             2,627
                                         ---------  ---------           --------
   Net realized gain (loss).............    23,226   (802,029)             2,627
Change in net unrealized gain (loss)....  (348,578)   538,458            201,780
                                         ---------  ---------           --------
   Net realized and unrealized gain
     (loss) on investments..............  (325,352)  (263,571)           204,407
                                         ---------  ---------           --------
Net increase (decrease) in net assets
  from operations....................... $(311,451) $ (82,170)          $301,391
                                         =========  =========           ========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2002

                                                          Janus Aspen Series                            Neuberger
                                         Goldman Sachs       Sub-Accounts      MFS Series Sub-Accounts    Berman
                                         -------------  ---------------------  ----------------------  ------------
                                            MidCap                              Emerging     Total
                                             Value      Balanced   Worldwide     Growth      Return    AMT Partners
                                         -------------  --------  -----------  ---------    --------   ------------
Investment income:
Dividends...............................       $15,937  $  5,391  $    41,528  $      --    $ 14,489        $    --
Expenses:
Mortality and expense risk..............         1,460     1,351       38,190      9,654       6,425             43
Administrative charges..................           265       198        5,690      1,295         841              6
                                               -------  --------  -----------    ---------   --------       -------
   Net investment gain (loss)...........        14,212     3,842       (2,352)   (10,949)      7,223            (49)
                                               -------  --------  -----------    ---------   --------       -------
Net realized and unrealized gain (loss)
  on investments:
Capital gain distributions from
  portfolio sponsors....................         4,649        --           --         --      11,487             --
Net realized gain (loss) on share
  transactions..........................            30       454   (1,866,778)  (145,706)     (4,869)          (536)
                                               -------  --------  -----------    ---------   --------       -------
   Net realized gain (loss).............         4,679       454   (1,866,778)  (145,706)      6,618           (536)
Change in net unrealized gain (loss)....        (3,080)  (18,928)       7,340   (439,493)    (67,220)        (1,161)
                                               -------  --------  -----------    ---------   --------       -------
   Net realized and unrealized gain
     (loss) on investments..............         1,599   (18,474)  (1,859,438)  (585,199)    (60,602)        (1,697)
                                               -------  --------  -----------    ---------   --------       -------
Net increase (decrease) in net assets
  from operations.......................       $15,811  $(14,632) $(1,861,790) $(596,148)   $(53,379)       $(1,746)
                                               =======  ========  ===========    =========   ========       =======

                                         OCC Accumulation Trust - Sub-Accounts
                                         ------------------------------------
                                                                    Small
                                          Equity       Managed       Cap
                                         --------     --------    ---------
Investment income:
Dividends............................... $  2,516     $  1,911    $     948
Expenses:
Mortality and expense risk..............    2,337          753       11,326
Administrative charges..................      280           89        1,371
                                            --------    --------    ---------
   Net investment gain (loss)...........     (101)       1,069      (11,749)
                                            --------    --------    ---------
Net realized and unrealized gain (loss)
  on investments:
Capital gain distributions from
  portfolio sponsors....................    2,246           --      205,771
Net realized gain (loss) on share
  transactions..........................   (3,636)      (4,805)        (792)
                                            --------    --------    ---------
   Net realized gain (loss).............   (1,390)      (4,805)     204,979
Change in net unrealized gain (loss)....  (68,453)     (15,524)    (538,665)
                                            --------    --------    ---------
   Net realized and unrealized gain
     (loss) on investments..............  (69,843)     (20,329)    (333,686)
                                            --------    --------    ---------
Net increase (decrease) in net assets
  from operations....................... $(69,944)    $(19,260)   $(345,435)
                                            ========    ========    =========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Operations
For the year ended December 31, 2002

                                                                                        Templeton
                                                                                         Variable
                                                                                     Products Series
                                                PIMCO    Scudder VIT - Sub-Accounts  Fund Sub-Account    Vanguard Group
                                              ---------- ------------------------   ------------------  -----------------
                                              High Yield   EAFE(R)         Small    Foreign Securities  VIF Small Company
                                                 Fund    Equity Index       Cap        Fund-Class l        Growth Fund
                                              ---------- ------------    --------   ------------------  -----------------
Investment income:
Dividends....................................   $ 77,174     $    431    $  1,993            $  19,437            $    --
Expenses:
Mortality and expense risk...................      5,305          243       1,188               10,085              1,622
Administrative charges.......................        917           33         159                1,351                294
                                                --------     --------     --------           ---------            -------
   Net investment gain (loss)................     70,952          155         646                8,001             (1,916)
                                                --------     --------     --------           ---------            -------
Net realized and unrealized gain (loss) on
  investments:
Capital gain distributions from portfolio
  sponsors...................................         --           --         150                   --                 --
Net realized gain (loss) on share
  transactions...............................        101       (3,903)    (26,130)              (3,411)               125
                                                --------     --------     --------           ---------            -------
   Net realized gain (loss)..................        101       (3,903)    (25,980)              (3,411)               125
Change in net unrealized gain (loss).........    339,014       (7,768)     (9,558)            (197,577)            36,654
                                                --------     --------     --------           ---------            -------
   Net realized and unrealized gain (loss)
     on investments..........................    339,115      (11,671)    (35,538)            (200,988)            36,779
                                                --------     --------     --------           ---------            -------
Net increase (decrease) in net assets from
  operations.................................   $410,067     $(11,516)   $(34,892)           $(192,987)           $34,863
                                                ========     ========     ========           =========            =======

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2002




                                          Alger American Portfolio Sub-Accounts   CIGNA Variable Products Group Sub-Accounts
                                        ----------------------------------------  ----------------------------------------
                                                                                  TimesSquare
                                                        MidCap        Small       Investment    TimesSquare    TimesSquare
                                           Growth       Growth    Capitalization  Grade Bond    Money Market     S&P 500
                                        -----------  -----------  --------------  -----------   ------------   -----------
Operations:
Net investment gain (loss)............. $   (28,841) $   (24,133)    $   (18,804) $   353,782    $    53,329   $   208,160
Net realized gain (loss)...............    (147,772)  (1,992,949)     (2,585,417)      31,908             --       871,240
Change in net unrealized gain
  (loss)...............................  (1,701,565)     620,046       1,544,755      295,905             --    (8,998,955)
                                        -----------  -----------     -----------   -----------   -----------    -----------
   Net increase (decrease) in net
     assets from operations............  (1,878,178)  (1,397,036)     (1,059,466)     681,595         53,329    (7,919,555)
                                        -----------  -----------     -----------   -----------   -----------    -----------
Accumulation unit transactions:
Participant deposits...................   1,552,759    1,527,299       1,579,358    2,109,514      8,001,375     5,800,906
Participant transfers, net.............     780,555   (2,359,551)     (2,047,820)   1,001,822     (6,589,878)      741,491
Participant withdrawals................    (388,992)    (388,992)       (288,194)    (392,627)      (534,699)   (1,539,039)
                                        -----------  -----------     -----------   -----------   -----------    -----------
   Net increase (decrease) from
     participant transactions..........   1,944,322   (1,221,244)       (756,656)   2,718,709        876,798     5,003,358
                                        -----------  -----------     -----------   -----------   -----------    -----------
       Total increase (decrease)
         in net assets.................      66,144   (2,618,280)     (1,816,122)   3,400,304        930,127    (2,916,197)
Net assets:
Beginning of period....................   3,851,224    3,247,677       2,107,727    7,437,948     10,096,012    30,531,206
                                        -----------  -----------     -----------   -----------   -----------    -----------
End of period.......................... $ 3,917,368  $   629,397     $   291,605  $10,838,252    $11,026,139   $27,615,009
                                        ===========  ===========     ===========   ===========   ===========    ===========

                                           Fidelity Variable     Fidelity Variable
                                               Insurance             Insurance
                                             Products Fund       Products Fund ll
                                              Sub-Accounts          Sub-Account
                                        -----------------------  -----------------

                                          Equity-                   Investment
                                          Income    High Income     Grade Bond
                                        ----------  -----------  -----------------
Operations:
Net investment gain (loss)............. $   13,901  $   181,401         $   96,984
Net realized gain (loss)...............     23,226     (802,029)             2,627
Change in net unrealized gain
  (loss)...............................   (348,578)     538,458            201,780
                                        ----------  -----------         ----------
   Net increase (decrease) in net
     assets from operations............   (311,451)     (82,170)           301,391
                                        ----------  -----------         ----------
Accumulation unit transactions:
Participant deposits...................    465,787      727,985             14,131
Participant transfers, net.............  2,887,138   (1,511,654)            (2,053)
Participant withdrawals................   (533,452)    (123,729)           (58,333)
                                        ----------  -----------         ----------
   Net increase (decrease) from
     participant transactions..........  2,819,473     (907,398)           (46,255)
                                        ----------  -----------         ----------
       Total increase (decrease)
         in net assets.................  2,508,022     (989,568)           255,136
Net assets:
Beginning of period....................  2,026,226    1,133,551          3,273,660
                                        ----------  -----------         ----------
End of period.......................... $4,534,248  $   143,983         $3,528,796
                                        ==========  ===========         ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2002

                                                              Janus Aspen Series                           Neuberger
                                             Goldman Sachs       Sub-Accounts      MFS Series Sub-Accounts  Berman
                                             -------------  ---------------------  ----------------------  ---------
                                                MidCap                              Emerging     Total        AMT
                                                 Value      Balanced   Worldwide     Growth      Return    Partners
                                             -------------  --------  -----------  ----------   --------   ---------
Operations:
Net investment gain (loss)..................    $   14,212  $  3,842  $    (2,352) $  (10,949)  $  7,223     $   (49)
Net realized gain (loss)....................         4,679       454   (1,866,778)   (145,706)     6,618        (536)
Change in net unrealized gain (loss)........        (3,080)  (18,928)       7,340    (439,493)   (67,220)     (1,161)
                                                ----------  --------  -----------   ----------   --------    -------
   Net increase (decrease) in net
     assets from operations.................        15,811   (14,632)  (1,861,790)   (596,148)   (53,379)     (1,746)
                                                ----------  --------  -----------   ----------   --------    -------
Accumulation unit transactions:
Participant deposits........................         2,204    81,816    1,774,542     281,727    107,741       2,698
Participant transfers, net..................     1,469,230    13,961   (2,634,996)   (131,418)    15,320      (2,530)
Participant withdrawals.....................        (5,308)  (26,922)    (426,504)   (199,855)   (47,881)       (246)
                                                ----------  --------  -----------   ----------   --------    -------
   Net increase (decrease) from
     participant transactions...............     1,466,126    68,855   (1,286,958)    (49,546)    75,180         (78)
                                                ----------  --------  -----------   ----------   --------    -------
       Total increase (decrease) in net
         assets.............................     1,481,937    54,223   (3,148,748)   (645,694)    21,801      (1,824)
Net assets:
Beginning of period.........................            --   179,468    5,883,661   1,552,919    851,871       5,445
                                                ----------  --------  -----------   ----------   --------    -------
End of period...............................    $1,481,937  $233,691  $ 2,734,913  $  907,225   $873,672     $ 3,621
                                                ==========  ========  ===========   ==========   ========    =======

                                             OCC Accumulation Trust - Sub-Accounts
                                             ------------------------------------

                                               Equity      Managed     Small Cap
                                             ---------    --------    ----------
Operations:
Net investment gain (loss).................. $    (101)   $  1,069    $  (11,749)
Net realized gain (loss)....................    (1,390)     (4,805)      204,979
Change in net unrealized gain (loss)........   (68,453)    (15,524)     (538,665)
                                               ---------    --------   ----------
   Net increase (decrease) in net
     assets from operations.................   (69,944)    (19,260)     (345,435)
                                               ---------    --------   ----------
Accumulation unit transactions:
Participant deposits........................    65,839       9,688        50,446
Participant transfers, net..................   (20,259)     (5,239)      264,709
Participant withdrawals.....................   (78,418)    (28,703)      (42,767)
                                               ---------    --------   ----------
   Net increase (decrease) from
     participant transactions...............   (32,838)    (24,254)      272,388
                                               ---------    --------   ----------
       Total increase (decrease) in net
         assets.............................  (102,782)    (43,514)      (73,047)
Net assets:
Beginning of period.........................   335,946     108,439     1,301,498
                                               ---------    --------   ----------
End of period............................... $ 233,164    $ 64,925    $1,228,451
                                               =========    ========   ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate
Account 02
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2002

                                                                                        Templeton
                                                                                         Variable
                                                                                     Products Series
                                               PIMCO     Scudder VIT - Sub-Accounts  Fund Sub-Account    Vanguard Group
                                             ----------  ------------------------   ------------------  -----------------
                                             High Yield    EAFE(R)         Small    Foreign Securities  VIF Small Company
                                                Fund     Equity Index       Cap        Fund-Class l        Growth Fund
                                             ----------  ------------    --------   ------------------  -----------------
Operations:
Net investment gain (loss).................. $   70,952      $    155    $    646           $    8,001         $   (1,916)
Net realized gain (loss)....................        101        (3,903)    (25,980)              (3,411)               125
Change in net unrealized gain (loss)........    339,014        (7,768)     (9,558)            (197,577)            36,654
                                             ----------      --------     --------          ----------         ----------
   Net increase (decrease) in net
     assets from operations.................    410,067       (11,516)    (34,892)            (192,987)            34,863
                                             ----------      --------     --------          ----------         ----------
Accumulation unit transactions:
Participant deposits........................        412         1,813      78,554              415,815              4,950
Participant transfers, net..................  4,689,334        23,922     214,684            1,622,467          1,564,369
Participant withdrawals.....................    (17,120)       (4,540)     (9,266)            (361,705)            (6,314)
                                             ----------      --------     --------          ----------         ----------
   Net increase (decrease) from
     participant transactions...............  4,672,626        21,195     283,972            1,676,577          1,563,005
                                             ----------      --------     --------          ----------         ----------
       Total increase (decrease) in net
         assets.............................  5,082,693         9,679     249,080            1,483,590          1,597,868
Net assets:
Beginning of period.........................         --        17,275       6,634              870,126                 --
                                             ----------      --------     --------          ----------         ----------
End of period............................... $5,082,693      $ 26,954    $255,714           $2,353,716         $1,597,868
                                             ==========      ========     ========          ==========         ==========

The Notes to the Financial Statements are an integral part of these statements.

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)

1. Organization

   CG Corporate Insurance Variable Life Separate Account 02 (the Account) is registered as a Unit Investment Trust under the Investment Company Act of 1940, as amended. The operations of the Account are part of the operations of Connecticut General Life Insurance Company (CG Life). The assets and liabilities of the Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Account are not available to meet the general obligations of CG Life and are held for the exclusive benefit of the participants.

   At December 31, 2004, the assets of the Account are invested into variable sub-accounts, each of which is invested in shares of one of twenty-three portfolios (mutual funds) managed by twelve diversified open-end investment management companies, each portfolio having its own investment objectives. The variable sub-accounts are:

   Alger American Fund:

       Alger American Growth Portfolio
       Alger American MidCap Growth Portfolio
       Alger American Small Capitalization Portfolio

   CIGNA Variable Products Group:

       TimesSquare Variable Products Core Plus Bond Fund
       TimesSquare Variable Products Money Market Fund
       TimesSquare Variable Products S&P 500 Index Fund

   Fidelity Variable Insurance Products Fund:

       Fidelity Equity-Income Portfolio
       Fidelity High Income Portfolio

   Fidelity Variable Insurance Products Fund II:

       Fidelity Investment Grade Bond Portfolio

   Goldman Sachs Variable Insurance Trust:

       Goldman Sachs MidCap Value Fund

   Janus Aspen Series:

       Janus Aspen Series Balanced Portfolio
       Janus Aspen Series Worldwide Growth Portfolio

   MFS Variable Insurance Trust:

       MFS Emerging Growth Series
       MFS Total Return Series

   Neuberger Berman Advisors:

       Neuberger Berman Advisors Management Trust (AMT) Partners Portfolio

   OCC Accumulation Trust:

       OCC Equity Portfolio
       OCC Managed Portfolio
       OCC Small Cap Portfolio

   PIMCO Variable Insurance Trust:

       PIMCO Variable Investment High Yield Fund

   Scudder VIT Funds (formerly Deutsche Asset Management VIT Funds):

       Scudder VIT EAFE(R) Equity Index Fund
       Scudder VIT Small Cap Index Fund

   Templeton Variable Products Series Fund:

       Templeton International Fund - Class 1

   Vanguard Variable Insurance Fund:

       Vanguard VIF Small Company Growth Portfolio

       During 2004, there were no new funds added.

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)


2. Significant Accounting Policies

   These financial statements have been prepared in conformity with generally accepted accounting principles and reflect management's estimates and assumptions, such as those regarding fair value, that affect recorded amounts. Actual results could differ from those estimates. Significant estimates are discussed throughout these Notes to Financial Statements. The following is a summary of significant accounting policies consistently applied in the preparation of the Account's financial statements:

   A. Investment Valuation: Investments held by the sub-accounts are valued at their respective closing net asset values per share as determined by the mutual funds as of December 31, 2004. The change in the difference between cost and value is reflected as a change in net unrealized gain (loss) in the Statements of Operations.

   B. Investment Transactions: Investment transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on sales of investments are determined by the last-in, first-out cost basis of the investment sold. Dividend and capital gain distributions are recorded on the ex-dividend date. Investment transactions are settled through CG Life. Amounts due to or due from CG Life as of December 31, 2004 are recorded as payables to/receivables from CG Life in the Statements of Assets and Liabilities.

   C. Federal Income Taxes: The operations of the Account form a part of, and are taxed with, the total operations of CG Life, which is taxed as a life insurance company. Under existing Federal income tax law, investment income (dividends) and capital gains attributable to the Account are not taxed.

   D. Contract Policies: New policies issued in the current year related to pre-existing contracts are deemed issued under that contract's original effective date with regard to fee structures.

3. Investments

   Total mutual fund shares held and cost of investments as of December 31, 2004 were:

Mutual Fund Shares held by
Sub-Accounts                        Shares Held Cost of Investments
--------------------------          ----------- -------------------
Alger American Growth Portfolio....     55,823      $ 2,919,225
Alger American MidCap Growth
  Portfolio........................     26,427          728,397
Alger American Small
  Capitalization Portfolio.........      8,279          360,021
Fidelity Equity-Income Portfolio...    125,397        2,788,762
Fidelity High Income Portfolio.....     15,335          190,249
Fidelity Investment Grade Bond
  Portfolio........................    254,593        3,074,961
Goldman Sachs MidCap Value Fund....     69,865          761,467
Janus Aspen Series Balanced
  Portfolio........................      4,948          127,835
Janus Aspen Series Worldwide
  Growth Portfolio.................     59,266        1,344,071
MFS Emerging Growth Series.........     28,411          436,647
MFS Total Return Series............     21,421          396,998
Neuberger Berman AMT Partners
  Portfolio........................          0                0
OCC Equity Portfolio...............        473           15,450
OCC Managed Portfolio..............      1,083           40,514
OCC Small Cap Portfolio............     37,488          972,775
PIMCO High Yield Portfolio.........    203,471        1,362,427
Scudder VIT EAFE(R) Equity Index
  Fund.............................      2,765           32,614
Scudder VIT Small Cap Index Fund...     47,175          479,457
Templeton Foreign Securities Fund
  - Class 1........................    178,854        2,567,132
TimesSquare Variable Products Core
  Plus Bond Fund...................    878,560        8,701,128
TimesSquare Variable Products
  Money Market Fund................  5,306,182        5,306,182
TimesSquare Variable Products S&P
  500 Index Fund...................  2,230,870       36,268,968
Vanguard VIF Small Company Growth
  Portfolio........................     78,804          919,310

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)


3. Investments (continued)

Total purchases and sales of shares of each mutual fund for each of the years ended December 31, 2004 2003 and 2002 were as follows:

                              December 31, 2004

Mutual Fund Shares held by Sub-Account                  Purchases     Sales
--------------------------------------                  ---------- -----------
Alger American Growth Portfolio........................ $  687,292 $ 5,954,344
Alger American MidCap Growth Portfolio.................     68,447     125,186
Alger American Small Capitalization Portfolio..........     30,937     297,263
Fidelity Equity-Income Portfolio.......................    827,835   6,471,625
Fidelity High Income Portfolio.........................     10,065      26,250
Fidelity Investment Grade Bond Portfolio...............    247,794     227,670
Goldman Sachs MidCap Value Fund........................    452,820   2,916,339
Janus Aspen Series Balanced Portfolio..................     20,180     148,259
Janus Aspen Series Worldwide Growth Portfolio..........    180,606   1,079,070
MFS Emerging Growth Series.............................    118,798     390,901
MFS Total Return Series................................    202,062     164,398
Neuberger Berman AMT Partners Portfolio................          0           0
OCC Equity Portfolio...................................      1,651       4,145
OCC Managed Portfolio..................................      1,842       2,707
OCC Small Cap Portfolio................................     52,038     231,791
PIMCO High Yield Portfolio.............................    729,693   8,320,406
Scudder VIT EAFE(R) Equity Index Fund..................        641      12,572
Scudder VIT Small Cap Index Fund.......................    224,553      64,193
Templeton Foreign Securities Fund - Class 1............    800,447   3,584,021
TimesSquare Variable Products Core Plus Bond Fund......  3,338,841   7,158,326
TimesSquare Variable Products Money Market Fund........  2,072,878   4,108,288
TimesSquare Variable Products S&P 500 Index Fund.......  7,962,459  11,297,464
Vanguard VIF Small Company Growth Portfolio............    434,816   3,235,937

                              December 31, 2003

Mutual Fund Purchases and Sales                         Purchases     Sales
-------------------------------                         ---------- -----------
Alger American Growth Portfolio........................ $2,470,281 $ 1,157,870
Alger American MidCap Growth Portfolio.................    156,388     497,039
Alger American Small Capitalization Portfolio..........     35,703      66,068
Fidelity Equity-Income Portfolio.......................  2,833,477     666,902
Fidelity High Income Portfolio.........................     17,392      57,880
Fidelity Investment Grade Bond Portfolio...............    188,117     259,730
Goldman Sachs MidCap Value Fund........................  1,356,994     182,473
Janus Aspen Series Balanced Portfolio..................     94,602     120,359
Janus Aspen Series Worldwide Growth Portfolio..........    363,581   1,210,733
MFS Emerging Growth Series.............................    234,687     702,095
MFS Total Return Series................................    165,244     724,262
Neuberger Berman AMT Partners Portfolio................          1       3,589
OCC Equity Portfolio...................................     58,710     330,120
OCC Managed Portfolio..................................      1,215      34,720
OCC Small Cap Portfolio................................     81,621     429,339
PIMCO Variable Investment High Yield Fund..............  4,009,142     901,025
Scudder VIT EAFE(R) Equity Index Fund..................      5,505       6,025
Scudder VIT Small Cap Index Fund.......................    147,133     103,020
Templeton International Fund - Class 1.................  1,804,276     339,104
TimesSquare Variable Products Core Plus Bond Fund......  4,338,827   2,430,507
TimesSquare Variable Products Money Market Fund........  8,012,561  11,697,024
TimesSquare Variable Products S&P 500 Index Fund.......  8,097,703   4,659,723
Vanguard VIF Small Company Growth Portfolio............  1,633,208     236,565

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)


3. Investments (continued)

                              December 31, 2002

Mutual Fund Purchases and Sales                          Purchases    Sales
-------------------------------                         ----------- ----------
Alger American Growth Portfolio........................ $ 2,691,306 $  775,825
Alger American MidCap Growth Portfolio.................   2,046,404  3,291,781
Alger American Small Capitalization Portfolio..........   2,016,088  2,791,548
Fidelity Equity-Income Portfolio.......................   4,060,176  1,226,802
Fidelity High Income Portfolio.........................   1,178,706  1,904,703
Fidelity Investment Grade Bond Portfolio...............     142,219     91,490
Goldman Sachs MidCap Value Fund........................   1,491,551     11,213
Janus Aspen Series Balanced Portfolio..................     115,821     43,124
Janus Aspen Series Worldwide Growth Portfolio..........   2,315,939  3,605,249
MFS Emerging Growth Series.............................     433,864    494,359
MFS Total Return Series................................     192,958    110,555
Neuberger Berman AMT Partners Portfolio................       4,859      4,986
OCC Equity Portfolio...................................      77,891    110,830
OCC Managed Portfolio..................................       9,858     33,043
OCC Small Cap Portfolio................................     543,797    283,158
PIMCO Variable Investment High Yield Fund..............   4,766,749     23,171
Scudder VIT EAFE(R) Equity Index Fund..................      36,661     15,311
Scudder VIT Small Cap Index Fund.......................     384,924    100,306
Templeton International Fund - Class 1.................   2,043,315    358,737
TimesSquare Variable Products Core Plus Bond Fund......   6,573,428  3,500,938
TimesSquare Variable Products Money Market Fund........   6,792,456  5,862,329
TimesSquare Variable Products S&P 500 Index Fund.......  11,152,744  5,941,226
Vanguard VIF Small Company Growth Portfolio............   1,568,353      7,264

Changes in Units Outstanding

The changes in units outstanding for each of the years ended December 31, 2004, 2003 and 2002 were as follows:

                          December 31, 2004

                                     Units      Units     Net Increase
Sub-Account                          Issued    Redeemed    (Decrease)
-----------                         --------- ----------  ------------
Alger American Growth Portfolio....    20,559   (177,153)    (156,595)
Alger American MidCap Growth
  Portfolio........................     3,547     (6,626)      (3,079)
Alger American Small
  Capitalization Portfolio.........     1,695    (15,035)     (13,340)
Fidelity Equity-Income Portfolio...    29,779   (276,449)    (246,670)
Fidelity High Income Portfolio.....         0     (4,042)      (4,042)
Fidelity Investment Grade Bond
  Portfolio........................        57    (17,366)     (17,309)
Goldman Sachs MidCap Value Fund....    24,965   (207,806)    (182,841)
Janus Aspen Series Balanced
  Portfolio........................       731     (6,387)      (5,656)
Janus Aspen Series Worldwide
  Growth Portfolio.................     6,765    (41,676)     (34,911)
MFS Emerging Growth Series.........     7,396    (24,312)     (16,916)
MFS Total Return Series............    10,023     (8,197)       1,826
Neuberger Berman AMT
  Partners Portfolio...............         0         (0)           0
OCC Equity Portfolio...............        47       (129)         (82)
OCC Managed Portfolio..............        30        (68)         (38)
OCC Small Cap Portfolio............     1,655     (6,682)      (5,026)
PIMCO Variable Investment High
  Yield Fund.......................    59,407 (1,021,811)    (962,404)
Scudder VIT EAFE(R) Equity Index
  Fund.............................         0     (1,492)      (1,492)
Scudder VIT Small Cap Index Fund...    17,649     (5,025)      12,624
Templeton International Fund -
  Class 1..........................    61,873   (277,696)    (215,823)
TimesSquare Variable Products Core
  Plus Bond Fund...................   294,024   (706,735)    (412,711)
TimesSquare Variable
  Products Money Market Fund....... 2,026,070 (4,112,097)  (2,086,027)
TimesSquare Variable Products S&P
  500 Index Fund...................   257,867   (691,599)    (433,732)
Vanguard VIF Small Company
  Growth Portfolio.................    25,640   (185,649)    (160,009)

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)


3. Investments (continued)

                           December 31, 2003

                                                                  Net
                                             Units    Units     Increase
Sub-Account                                  Issued  Redeemed  (Decrease)
-----------                                  ------- --------  ----------
Alger American Growth Portfolio............. 351,439 (126,909)   224,530
Alger American MidCap Growth Portfolio......  11,543  (31,894)   (20,351)
Alger American Small
  Capitalization Portfolio..................   5,120   (9,046)    (3,926)
Fidelity Equity-Income Portfolio............ 289,292  (62,599)   226,693
Fidelity High Income Portfolio..............     799   (6,665)    (5,866)
Fidelity Investment Grade Bond Portfolio....      60  (14,813)   (14,753)
Goldman Sachs MidCap Value Fund............. 130,148  (16,257)   113,891
Janus Aspen Series Balanced Portfolio.......  10,411  (12,827)    (2,416)
Janus Aspen Series Worldwide
  Growth Portfolio..........................  42,336 (114,922)   (72,586)
MFS Emerging Growth Series..................  34,123  (74,344)   (40,221)
MFS Total Return Series.....................  13,359  (52,378)   (39,019)
Neuberger Berman AMT Partners Portfolio.....      --     (468)      (468)
OCC Equity Portfolio........................   5,513  (26,958)   (21,445)
OCC Managed Portfolio.......................      --   (2,664)    (2,664)
OCC Small Cap Portfolio.....................   6,258  (30,898)   (24,640)
PIMCO Variable Investment High Yield Fund... 303,386  (72,410)   230,976
Scudder VIT EAFE(R) Equity Index Fund.......     842     (902)       (60)
Scudder VIT Small Cap Index Fund............  14,001  (10,028)     3,973
Templeton International Fund - Class 1...... 202,660  (37,074)   165,586
TimesSquare Variable Products Core Plus
  Bond Fund................................. 271,168 (184,183)    86,985
TimesSquare Variable Products Money Market
  Fund...................................... 682,854 (977,719)  (294,865)
TimesSquare Variable Products S&P 500 Index
  Fund...................................... 708,148 (422,407)   285,741
Vanguard VIF Small Company Growth Portfolio. 152,588  (21,363)   131,225

                              December 31, 2002
                                                                        Net
                                                  Units     Units     Increase
Sub-Account                                       Issued   Redeemed  (Decrease)
-----------                                      --------- --------  ----------
Alger American Growth Portfolio.................   296,933  (86,269)   210,664
Alger American MidCap Growth Portfolio..........   267,264 (491,518)  (224,254)
Alger American Small Capitalization Portfolio...   153,625 (328,574)  (174,949)
Fidelity Equity-Income Portfolio................   427,027  (96,733)   330,294
Fidelity High Income Portfolio..................   137,914 (277,190)  (139,276)
Fidelity Investment Grade Bond Portfolio........     1,011   (4,330)    (3,319)
Goldman Sachs MidCap Value Fund.................   154,521     (518)   154,003
Janus Aspen Series Balanced Portfolio...........    13,732   (5,687)     8,045
Janus Aspen Series Worldwide Growth Portfolio...   228,210 (434,273)  (206,063)
MFS Emerging Growth Series......................    44,829  (59,744)   (14,915)
MFS Total Return Series.........................    14,956   (8,052)     6,904
Neuberger Berman AMT Partners Portfolio.........       538     (644)      (106)
OCC Equity Portfolio............................     6,182   (8,724)    (2,542)
OCC Managed Portfolio...........................       665   (2,898)    (2,233)
OCC Small Cap Portfolio.........................    22,192   (4,559)    17,633
PIMCO Variable Investment High Yield Fund.......   466,767   (1,696)   465,071
Scudder VIT EAFE(R) Equity Index Fund...........     4,617   (2,727)     1,890
Scudder VIT Small Cap Index Fund................    37,653  (10,182)    27,471
Templeton International Fund - Class 1..........   248,315  (37,576)   210,739
TimesSquare Variable Products Core Plus Bond
  Fund..........................................   513,864 (291,318)   222,546
TimesSquare Variable Products Money Market Fund.   583,131 (507,949)    75,182
TimesSquare Variable Products S&P 500 Index Fund 1,008,653 (558,287)   450,366
Vanguard VIF Small Company Growth Portfolio.....   164,016     (574)   163,442

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)


4. Charges and Deductions

   For all contracts, CG Life charges each variable sub-account for mortality and expense risks based on the current value of each sub-account's assets. On all contracts sold after April 30, 1998, this fee is calculated as the daily equivalent of the annual rate of .55% during the first fifteen policy years and ..15% thereafter. All contracts considered sold before May 1, 1998 have an annual fee for mortality and expense risks of .85% per year during the first ten policy years, .45% per year during the eleventh through fifteenth policy years and .15% thereafter.

   For all contracts, CG Life charges each variable sub-account for administrative costs. On all contracts sold after April 30, 1998, this fee is calculated as a daily equivalent of the annual rate of .10% per year during the first fifteen policy years only. For all contracts considered sold before May 1, 1998, CG Life charges administrative costs at the rate of .10% per year for the first ten policy years only.

   Both the mortality and expense risk charges and the administrative fee deductions are also assessed against amounts held in the fixed account, if any. The fixed account is part of the general account of CG Life and is not included in these financial statements.

   CG Life charges a one-time policy issue fee of $175, that represents a portion of CG Life's administrative expenses for all contracts sold after April 30, 1998 and $250 for all contracts considered sold before May 1, 1998. Policy issue fees for 2004, 2003 and 2002 which were deducted from initial premium payments before amounts were invested in the Account, amounted to $9,275, $45,125 and $113,950 respectively.

   For all contracts considered sold after April 30, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities. Additional premium loads of 45% of premium payments up to target premium specified in the policy are deducted in the first policy year and an additional 12% of premium payments up to target premium are deducted in years two through ten. If the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium will be deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

   For all contracts considered sold before May 1, 1998, CG Life deducts a premium load of 6.5% of each premium payment before amounts are invested in the Account, to cover sales loads, state tax and Federal income tax liabilities. An additional 40% of premium payments, up to one guideline annual premium, as defined in the Account's prospectus, are deducted in the first policy year. If the specified amount under the policy is increased based on policy changes, other than a change in the death benefit option, an additional 25% premium load on all current year premium payments up to the increase in the target premium are deducted from premium payments received during the 12 months following the increase, to the extent such premium payments include amounts attributable to the increase in specified amount.

   CG Life charges a monthly operations fee of $8 per month per policy. This charge is for operations such as premium billings and collections, policy value calculations, confirmations and periodic reports.

   CG Life deducts a monthly charge for the cost of insurance and any charges for supplemental riders. The cost of insurance charge depends on the attained age, years since issue, risk class of the insured (in accordance with state law) and the current net amount at risk. On a monthly basis, the administrative fee and the cost of insurance charges are deducted proportionately from the value of each variable sub-account and/or the fixed account funding option. The fixed account is part of the general account of CG Life and is not included in these financial statements.

   CG Life charges a $25 transaction fee for each transfer between funding options in excess of four during the policy year. No transaction fee charges were paid to CG Life for the years ended December 31, 2004, 2003 or 2002.

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)


4. Charges and Deductions (continued)

   Fees charged by CG Life for premium loads are deducted from premium payments. Administrative fees and amounts deducted for the cost of insurance are included in participant withdrawals. Premium loads, net of refunds, administrative fees and charges for cost of insurance, by variable sub-account, for the years ended December 31, 2004, 2003 and 2002 amounted to:

                    Premium Loads, net of (Refunds)

Sub-Account                                  2004      2003      2002
-----------                                --------  -------- ----------
Alger American Growth Portfolio........... ($10,408) $181,129 $  138,428
Alger American MidCap Growth Portfolio....    5,068     5,552    136,424
Alger American Small Capitalization
  Portfolio...............................       15     2,714    136,042
Fidelity Equity-Income Portfolio..........   13,757   211,091     54,250
Fidelity High Income Portfolio............       --        --     63,619
Fidelity Investment Grade Bond Portfolio..       72        --        974
Goldman Sachs MidCap Value Fund...........   (6,144)   88,446        386
Janus Aspen Series Balanced Portfolio.....      740     5,949      8,150
Janus Aspen Series Worldwide Growth
  Portfolio...............................   17,345    26,922    164,393
MFS Emerging Growth Series................    8,027    18,393     29,261
MFS Total Return Series...................    3,503     6,735     10,917
Neuberger Berman AMT Partners Portfolio...       --        --        480
OCC Equity Portfolio......................      104     4,468      5,195
OCC Managed Portfolio.....................       42        --        674
OCC Small Cap Portfolio...................     (282)    1,912      5,865
PIMCO High Yield Portfolio................  (14,253)  263,257         29
Scudder VIT EAFE(R) Equity Index Fund.....     (228)      299        172
Scudder VIT Small Cap Index Fund..........   21,018    18,262     17,151
Templeton Foreign Securities Fund - Class
  1.......................................   17,397   106,260     35,610
TimesSquare Variable Products Core Plus
  Bond Fund...............................  338,136   229,829    152,885
TimesSquare Variable Products Money
  Market Fund.............................   83,573   999,644  1,750,075
TimesSquare Variable Products S&P 500
  Index Fund..............................  464,130   338,867    524,067
Vanguard VIF Small Company Growth
  Portfolio...............................      531    88,200        794

                            Administrative Fees

Sub-Account                                          2004    2003     2002
-----------                                         ------- ------- --------
Alger American Growth Portfolio.................... $ 6,228 $10,440 $  9,678
Alger American MidCap Growth Portfolio.............   1,235   1,838    7,215
Alger American Small Capitalization Portfolio......     656     777    6,771
Fidelity Equity-Income Portfolio...................  10,846  14,800   12,214
Fidelity High Income Portfolio.....................     300     436    3,325
Fidelity Investment Grade Bond Portfolio...........     966   1,687    1,811
Goldman Sachs MidCap Value Fund....................   2,636   4,076      567
Janus Aspen Series Balanced Portfolio..............     326     786      674
Janus Aspen Series Worldwide Growth Portfolio......   3,326   6,144   12,156
MFS Emerging Growth Series.........................   1,200   2,979    4,708
MFS Total Return Series............................   1,481   1,508    1,407
Neuberger Berman AMT Partners Portfolio............      --      14       51
OCC Equity Portfolio...............................      81   1,270    1,526
OCC Managed Portfolio..............................     147     245      307
OCC Small Cap Portfolio............................     828   1,116    1,342
PIMCO High Yield Portfolio.........................   6,466  12,524    1,740
Scudder VIT EAFE(R) Equity Index Fund..............      28      39      100
Scudder VIT Small Cap Index Fund...................   1,425   1,315      318
Templeton Foreign Securities Fund - Class 1........   6,476   6,575    6,533
TimesSquare Variable Products Investment Grade
  Bond Fund........................................  27,945  27,580   18,784
TimesSquare Variable Products Money Market Fund....   8,389  64,128  105,170
TimesSquare Variable Products S&P 500 Index Fund...  57,951  51,293   51,006
Vanguard VIF Small Company Growth Portfolio........   4,467   4,732      655

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)


4. Charges and Deductions (continued)

           Costs of Insurance Deduction

Sub-Account                                             2004       2003      2002
-----------                                          ---------- ---------- --------
Alger American Growth Portfolio..................... $   84,020 $  121,682 $116,081
Alger American MidCap Growth Portfolio..............     64,122     64,211  105,024
Alger American Small Capitalization Portfolio.......      8,483      9,560   62,790
Fidelity Equity-Income Portfolio....................    139,106    161,318   96,361
Fidelity High Income Portfolio......................      5,102      6,901   31,834
Fidelity Investment Grade Bond Portfolio............     37,755     54,851   56,393
Goldman Sachs MidCap Value Fund.....................     29,365     39,956    4,741
Janus Aspen Series Balanced Portfolio...............      8,074     14,271   11,366
Janus Aspen Series Worldwide Growth Portfolio.......     86,725    139,313  181,518
MFS Emerging Growth Series..........................     45,480     79,897   78,792
MFS Total Return Series.............................     49,476     48,615   43,872
Neuberger Berman AMT Partners Portfolio.............         --         45      206
OCC Equity Portfolio................................      1,348     36,919   37,378
OCC Managed Portfolio...............................      1,553      2,165    6,915
OCC Small Cap Portfolio.............................     25,040     24,268   23,302
PIMCO High Yield Portfolio..........................     71,484    126,973   15,377
Scudder VIT EAFE(R) Equity Index Fund...............      6,261      5,469    4,447
Scudder VIT Small Cap Index Fund....................     35,673     29,115    8,952
Templeton Foreign Securities Fund - Class 1.........    124,945     76,165   50,337
TimesSquare Variable Products Core Plus Bond Fund...    320,764    359,047  279,027
TimesSquare Variable Products Money Market Fund.....    156,134    190,068  362,245
TimesSquare Variable Products S&P 500 Index Fund....  1,062,710  1,011,043  969,160
Vanguard VIF Small Company Growth Portfolio.........     88,054     43,020    5,659

   For policies considered issued after April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 25 through 36, the credit will equal 33% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

   For policies considered issued between May 1, 1997 and April 30, 1998, if the policy is fully surrendered during the first 12 months after issue, a credit will be refunded equal to 100% of all premium loads previously deducted in excess of 3.5% of all premiums paid. If the policy is fully surrendered during months 13 through 24, the credit will equal 50% of all premium loads previously deducted in excess of 3.5% of all premiums paid.

Premium load refunds for the years ended December 31, 2004, 2003 and 2002, amounted to $13,886, $570,429 and $673,534 respectively.

   For partial surrenders, a transaction charge of the lesser of $25 or 2% of the accumulation value is imposed, allocated pro-rata among the variable sub-accounts (and, where applicable, the fixed account) from which the partial surrender proceeds are deducted, unless the policy owner and CG Life agree otherwise.

   Partial surrender transaction charges paid to CG Life for the years ended December 31, 2004, 2003 and 2002 were $3,824, $325 and $200 respectively.

5. Distribution of Net Income

   The Account does not expect to declare dividends to participants from accumulated net income. The accumulated net income is distributed to participants as part of death benefits, surrenders, and transfers to participant fixed or variable sub-accounts.

CG Corporate Insurance Variable Life Separate Account 02
Notes to Financial Statements
December 31, 2004 (continued)


6. Diversification Requirements

   Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable life insurance policy will not be treated as life insurance under Section 7702 of the Code for any period for which the investments of the segregated asset account, on which the policy is based, are not adequately diversified. The Code provides that the "adequately diversified" requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. CG Life believes, based on assurances from the mutual funds, that the mutual funds satisfy the requirements of the regulations. Therefore, the Account satisfies the requirements of the regulations, and CG Life believes the Account will continue to meet such requirements.

7. Related Party Transactions

   During the year ended December 31, 2004, management fees were paid to Times Square Capital Management, an affiliate of CG Life, in its capacity as advisor to the CIGNA Variable Products Group. The advisory agreement for the underlying funds provides for a fee at the annual rate of .35% of the average net assets of the Money Market Fund, .25% of the average net assets of the S&P 500 Index Fund and .50% of the average net assets of the Core Plus Bond Fund.

   Effective November 2004, CG Life sold its advisory business to a third party. As a result of this sale, subject to shareholders' approval, in 2005, these funds are expected to be merged with other, similar funds, managed by other investment management companies.

8. Financial Highlights

   A summary of Financial Highlights of the Account for the three years ended December 31, 2004, follows. Footnotes within the Financial Highlights represent the following:

* These amounts represent dividends, excluding distributions of net realized capital gains, received by the sub-account from the underlying mutual funds, net of management fees assessed by the fund managers, divided by average net assets. These ratios exclude those expenses, such as mortality, expense and administrative charges, which result in direct reductions in the unit values. The recognition of investment income by the sub-accounts is effected by the timing of the declaration of dividends by the underlying mutual funds in which the sub-accounts invest.

** These ratios represent annualized contract expenses, consisting of mortality, expense and administrative fee charges, for the years ended December 31, 2004, 2003 and 2002. The ratios include only those expenses that result in a direct reduction to unit values. Charges, such as policy issue fees, premium loads and transaction fees made directly to contract owner accounts through the redemption of units and expenses of underlying mutual funds are excluded.

*** These amounts represent the total return for the year ended December 31, 2004, 2003 and 2002 or shorter period if the fund was initially invested in during the year, including changes in the value of the underlying funds, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

**** Note that for the period of 1/1/2004 - 12/31/2004, there were no invested assets associated with the following funds: 1.) Fidelity Investment Grade Bond Portfolio (RVUL 2), 2.) Neuberger Berman AMT Partners Portfolio (RVUL 1 and RVUL 2) and 3.) OCC Equity Portfolio (RVUL 2).

                        ALGER AMERICAN GROWTH PORTFOLIO
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $14.91                                $ 8.79
                                            ------                                ------
Income from investment
  operations:
Net investment income (loss)                 (0.34)                                (0.06)
Net realized and unrealized
  gain (loss) on investment
  transactions                                1.01                                  0.48
                                            ------                                ------
Total income from investment
  operations                                $ 0.67                                $ 0.42
                                            ------                                ------
Net unit value, end of period               $15.58                                $ 9.21
                                            ======                                ======
Total Return *** :                            4.49%                                 4.78%

Supplemental Data:
Net assets, end of period
  (000's)                                   $  276                                $1,684
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        0.00%                                 0.00%

                    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $19.42                                $13.81
                                            ------                                ------
Income from investment
  operations:
Net investment income (loss)                 (0.22)                                (0.15)
Net realized and unrealized
  gain (loss) on investment
  transactions                                2.55                                  1.85
                                            ------                                ------
Total income from investment
  operations                                $ 2.33                                $ 1.70
                                            ------                                ------
Net unit value, end of period               $21.75                                $15.51
                                            ======                                ======
Total Return *** :                           12.00%                                12.31%

Supplemental Data:
Net assets, end of period
  (000's)                                   $  396                                $  153
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        0.00%                                 0.00%

                 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $10.58                                $ 7.93
                                            ------                                ------
Income from investment
  operations:
Net investment income (loss)                 (0.13)                                (0.09)
Net realized and unrealized
  gain (loss) on investment
  transactions                                1.77                                  1.34
                                            ------                                ------
Total income from investment
  operations                                $ 1.64                                $ 1.25
                                            ------                                ------
Net unit value, end of period               $12.22                                $ 9.18
                                            ======                                ======
Total Return *** :                           15.50%                                15.76%

Supplemental Data:
Net assets, end of period
  (000's)                                   $  156                                $   12
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        0.00%                                 0.00%

                       FIDELITY EQUITY-INCOME PORTFOLIO
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $14.86                                $11.70
                                            ------                                ------
Income from investment
  operations:
Net investment income (loss)                  0.14                                  0.17
Net realized and unrealized
  gain (loss) on investment
  transactions                                1.42                                  1.09
                                            ------                                ------
Total income from investment
  operations                                $ 1.56                                $ 1.26
                                            ------                                ------
Net unit value, end of period               $16.42                                $12.96
                                            ======                                ======
Total Return *** :                           10.50%                                10.77%

Supplemental Data:
Net assets, end of period
  (000's)                                   $  833                                $2,349
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        1.87%                                 2.38%

                        FIDELITY HIGH INCOME PORTFOLIO
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $10.16                                $ 9.24
                                            ------                                ------
Income from investment
  operations:
Net investment income (loss)                  0.82                                  0.83
Net realized and unrealized
  gain (loss) on investment
  transactions                                0.05                                 (0.01)
                                            ------                                ------
Total income from investment
  operations                                $ 0.87                                $ 0.82
                                            ------                                ------
Net unit value, end of period               $11.03                                $10.06
                                            ======                                ======
Total Return *** :                            8.56%                                 8.87%

Supplemental Data:
Net assets, end of period
  (000's)                                   $   52                                $   55
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        8.98%                                 9.85%

                   FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period ****                               $15.46                                 $  --
                                            ------                                 -----
Income from investment
  operations:
Net investment income (loss)                  0.50                                    --
Net realized and unrealized
  gain (loss) on investment
  transactions                                0.03                                  0.00
                                            ------                                 -----
Total income from investment
  operations                                $ 0.53                                 $  --
                                            ------                                 -----
Net unit value, end of period               $15.99                                 $  --
                                            ======                                 =====
Total Return *** :                            3.43%                                 0.00%

Supplemental Data:
Net assets, end of period
  (000's)                                   $3,373                                 $  --
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        4.16%                                   --

                          GOLDMAN SACHS MID CAP VALUE
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period or initial date of
  investment                                $13.29                                $12.28
                                            ======                                ------
Income from investment
  operations:
Net investment income (loss)                 (0.16)                                (0.06)
Net realized and unrealized
  gain (loss) on investment
  transactions                                3.44                                  3.13
                                            ------                                ------
Total income from investment
  operations                                $ 3.28                                $ 3.07
                                            ------                                ------
Net unit value, end of period               $16.57                                $15.35
                                            ======                                ======
Total Return *** :                           24.68%                                25.00%

Supplemental Data:
Net assets, end of period
  (000's)                                   $   35                                $1,033
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        0.33%                                 0.37%

                     JANUS ASPEN SERIES BALANCED PORTFOLIO
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $ 9.59                                $ 9.43
                                            ------                                ------
Income from investment
  operations:
Net investment income (loss)                  0.08                                  0.08
Net realized and unrealized
  gain (loss) on investment
  transactions                                0.64                                  0.66
                                            ------                                ------
Total income from investment
  operations                                $ 0.72                                $ 0.74
                                            ------                                ------
Net unit value, end of period               $10.31                                $10.17
                                            ======                                ======
Total Return *** :                            7.51%                                 7.85%

Supplemental Data:
Net assets, end of period
  (000's)                                   $   42                                $   79
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        1.76%                                 1.78%

                 JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                               December 31, 2004
                             Financial Highlights

                                                                      Contracts considered
                               Contracts considered sold before       sold after April 30,
                                         May 1, 1998                          1998
                                           (RVUL 1)                         (RVUL 2)
                               --------------------------------       --------------------
Net unit value, beginning of
  period                                    $13.78                           $9.35
                                            ------                           -----
Income from investment
  operations:
Net investment income (loss)                 (0.03)                           0.01
Net realized and unrealized
  gain (loss) on investment
  transactions                                0.55                            0.38
                                            ------                           -----
Total income from investment
  operations                                $ 0.52                           $0.39
                                            ------                           -----
Net unit value, end of period               $14.30                           $9.74
                                            ======                           =====
Total Return *** :                            3.77%                           4.17%

Supplemental Data:
Net assets, end of period
  (000's)                                   $1,062                           $ 525
Ratio to average net assets:
   Expenses **                                0.95%                           0.65%
   Investment Income *                        0.82%                           1.20%

                          MFS EMERGING GROWTH SERIES
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $12.06                                $ 7.70
                                            ------                                ------
Income from investment
  operations:
Net investment income (loss)                 (0.13)                                (0.08)
Net realized and unrealized
  gain (loss) on investment
  transactions                                1.56                                  1.02
                                            ------                                ------
Total income from investment
  operations                                $ 1.43                                $ 0.94
                                            ------                                ------
Net unit value, end of period               $13.49                                $ 8.64
                                            ======                                ======
Total Return *** :                           11.86%                                12.21%

Supplemental Data:
Net assets, end of period
  (000's)                                   $  320                                $  178
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        0.00%                                 0.00%

                            MFS TOTAL RETURN SERIES
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $16.14                                $12.29
                                            ------                                ------
Income from investment
  operations:
Net investment income (loss)                 (0.02)                                 0.02
Net realized and unrealized
  gain (loss) on investment
  transactions                                1.67                                  1.28
                                            ------                                ------
Total income from investment
  operations                                $ 1.65                                $ 1.30
                                            ------                                ------
Net unit value, end of period               $17.79                                $13.59
                                            ======                                ======
Total Return *** :                           10.22%                                10.58%

Supplemental Data:
Net assets, end of period
  (000's)                                   $  104                                $  355
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        0.95%                                 1.25%

                    NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period or initial date of
  investment ****                           $  --                                  $  --
                                            -----                                  -----
Income from investment
  operations:
Net investment income (loss)                   --                                     --
Net realized and unrealized
  gain (loss) on investment
  transactions                               0.00                                   0.00
                                            -----                                  -----
Total income from investment
  operations                                $  --                                  $  --
                                            -----                                  -----
Net unit value, end of period               $  --                                  $  --
                                            =====                                  =====
Total Return *** :                           0.00%                                  0.00%

Supplemental Data:
Net assets, end of period
  (000's)                                   $  --                                  $  --
Ratio to average net assets:
   Expenses **                               0.95%                                  0.65%
   Investment Income *                         --                                     --

                             OCC EQUITY PORTFOLIO
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period ****                               $13.29                                 $  --
                                            ------                                 -----
Income from investment
  operations:
Net investment income (loss)                 (0.06)                                   --
Net realized and unrealized
  gain (loss) on investment
  transactions                                1.50                                  0.00
                                            ------                                 -----
Total income from investment
  operations                                $ 1.44                                 $  --
                                            ------                                 -----
Net unit value, end of period               $14.73                                 $  --
                                            ======                                 =====
Total Return *** :                           10.84%                                 0.00%

Supplemental Data:
Net assets, end of period
  (000's)                                   $   17                                 $  --
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        1.02%                                 0.00%

                             OCC MANAGED PORTFOLIO
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $13.17                                $11.08
                                            ------                                ------
Income from investment
  operations:
Net investment income (loss)                  0.02                                  0.05
Net realized and unrealized
  gain (loss) on investment
  transactions                                1.26                                  1.06
                                            ------                                ------
Total income from investment
  operations                                $ 1.28                                $ 1.11
                                            ------                                ------
Net unit value, end of period               $14.45                                $12.19
                                            ======                                ======
Total Return *** :                            9.72%                                10.02%

Supplemental Data:
Net assets, end of period
  (000's)                                   $   44                                $    2
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        1.43%                                 1.70%

                            OCC SMALL CAP PORTFOLIO
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $17.69                                $17.10
                                            ======                                ------
Income from investment
  operations:
Net investment income (loss)                 (0.18)                                (0.17)
Net realized and unrealized
  gain (loss) on investment
  transactions                                3.15                                  3.10
                                            ------                                ------
Total income from investment
  operations                                $ 2.97                                $ 2.93
                                            ------                                ------
Net unit value, end of period               $20.66                                $20.03
                                            ======                                ======
Total Return *** :                           16.79%                                17.13%

Supplemental Data:
Net assets, end of period
  (000's)                                   $1,309                                $   46
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        0.05%                                 0.05%

                   PIMCO VARIABLE INVESTMENT HIGH YIELD FUND
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $12.83                                $13.38
                                            ======                                ------
Income from investment
  operations:
Net investment income (loss)                  0.75                                  0.75
Net realized and unrealized
  gain (loss) on investment
  transactions                                0.35                                  0.43
                                            ------                                ------
Total income from investment
  operations                                $ 1.10                                $ 1.18
                                            ------                                ------
Net asset value, end of period              $13.93                                $14.56
                                            ======                                ======
Total Return *** :                            8.57%                                 8.82%

Supplemental Data:
Net assets, end of period
  (000's)                                   $   35                                $1,674
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        6.39%                                 6.31%

                     SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $ 8.14                                $ 7.06
                                            ------                                ------
Income from investment
  operations:
Net investment income (loss)                  0.10                                  0.11
Net realized and unrealized
  gain (loss) on investment
  transactions                                1.36                                  1.18
                                            ------                                ------
Total income from investment
  operations                                $ 1.46                                $ 1.29
                                            ------                                ------
Net unit value, end of period               $ 9.60                                $ 8.35
                                            ======                                ======
Total Return *** :                           17.94%                                18.27%

Supplemental Data:
Net assets, end of period
  (000's)                                   $   24                                $    2
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        2.23%                                 2.60%

                       SCUDDER VIT SMALL CAP INDEX FUND
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $13.86                                $13.08
                                            ------                                ------
Income from investment
  operations:
Net investment income (loss)                 (0.09)                                (0.08)
Net realized and unrealized
  gain (loss) on investment
  transactions                                2.39                                  2.31
                                            ------                                ------
Total income from investment
  operations                                $ 2.30                                $ 2.23
                                            ------                                ------
Net unit value, end of period               $16.16                                $15.31
                                            ======                                ======
Total Return *** :                           16.59%                                17.05%

Supplemental Data:
Net assets, end of period
  (000's)                                   $   77                                $  600
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        0.36%                                 0.38%

                    TEMPLETON INTERNATIONAL FUND - CLASS 1
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $12.43                                $10.24
                                            ------                                ------
Income from investment
  operations:
Net investment income (loss)                 (0.01)                                 0.01
Net realized and unrealized
  gain (loss) on investment
  transactions                                2.22                                  1.84
                                            ------                                ------
Total income from investment
  operations                                $ 2.21                                $ 1.85
                                            ------                                ------
Net unit value, end of period               $14.64                                $12.09
                                            ======                                ======
Total Return *** :                           17.78%                                18.07%

Supplemental Data:
Net assets, end of period
  (000's)                                   $1,026                                $1,573
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        0.88%                                 1.08%

               TIMESSQUARE VARIABLE PRODUCTS CORE PLUS BOND FUND
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $13.15                                $13.49
                                            ------                                ------
Income from investment
  operations:
Net investment income (loss)                  0.37                                  0.37
Net realized and unrealized
  gain (loss) on investment
  transactions                                0.08                                  0.14
                                            ------                                ------
Total income from investment
  operations                                $ 0.45                                $ 0.51
                                            ------                                ------
Net unit value, end of period               $13.60                                $14.00
                                            ======                                ======
Total Return *** :                            3.42%                                 3.78%

Supplemental Data:
Net assets, end of period
  (000's)                                   $  634                                $8,125
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        3.81%                                 3.69%

                TIMESSQUARE VARIABLE PRODUCTS MONEY MARKET FUND
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $12.21                                $11.64
                                            ------                                ------
Income from investment
  operations:
Net investment income (loss)                 (0.01)                                   --
Net realized and unrealized
  gain (loss) on investment
  transactions                                0.01                                  0.04
                                            ------                                ------
Total income from investment
  operations                                $   --                                $ 0.04
                                            ------                                ------
Net unit value, end of period               $12.21                                $11.68
                                            ======                                ======
Total Return *** :                            0.00%                                 0.34%

Supplemental Data:
Net assets, end of period
  (000's)                                   $4,037                                $1,269
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        0.93%                                 0.98%

               TIMESSQUARE VARIABLE PRODUCTS S&P 500 INDEX FUND
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                   $ 14.00                                $ 10.30
                                           =======                                =======
Income from investment
  operations:
Net investment income (loss)                  0.07                                   0.10
Net realized and unrealized
  gain (loss) on investment
  transactions                                1.27                                   0.93
                                           -------                                -------
Total income from investment
  operations                               $  1.34                                $  1.03
                                           -------                                -------
Net unit value, end of period              $ 15.34                                $ 11.33
                                           =======                                =======
Total Return *** :                            9.57%                                 10.00%

Supplemental Data:
Net assets, end of period
  (000's)                                  $22,665                                $11,490
Ratio to average net assets:
   Expenses **                                0.95%                                  0.65%
   Investment Income *                        1.49%                                  2.01%

                       VANGUARD VIF SMALL COMPANY GROWTH
                               December 31, 2004
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period                                    $13.65                                $13.70
                                            ======                                ------
Income from investment
  operations:
Net investment income (loss)                 (0.12)                                (0.05)
Net realized and unrealized
  gain (loss) on investment                   2.06                                  2.05
                                            ------                                ------
Total income from investment
  operations                                $ 1.94                                $ 2.00
                                            ------                                ------
Net unit value, end of period               $15.59                                $15.70
                                            ======                                ======
Total Return *** :                           14.21%                                14.60%

Supplemental Data:
Net assets, end of period
  (000's)                                   $  538                                $  997
Ratio to average net assets:
   Expenses **                                0.95%                                 0.65%
   Investment Income *                        0.06%                                 0.14%

                        ALGER AMERICAN GROWTH PORTFOLIO
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period......................              $11.14                                $ 6.54
                                            ------                                ------
Income from investment
  operations:.................
Net investment income (loss)..               (0.12)                                (0.05)
Net realized and unrealized
  gain (loss) on investment
  transactions................                3.89                                  2.30
                                            ------                                ------
Total from investment
  operations..................              $ 3.77                                $ 2.25
                                            ------                                ------
Net unit value, end of period.              $14.91                                $ 8.79
                                            ======                                ======
Total Return ***:.............               33.86%                                34.38%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $  253                                $6,818
Ratio to average net assets:..
   Expenses **................                0.95%                                 0.65%
   Investment Income *........                0.00%                                 0.00%

                    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period......................              $13.27                                $ 9.40
                                            ------                                ------
Income from investment
  operations:.................
Net investment income (loss)..               (0.15)                                (0.07)
Net realized and unrealized
  gain (loss) on investment
  transactions................                6.30                                  4.48
                                            ------                                ------
Total from investment
  operations..................              $ 6.15                                $ 4.41
                                            ------                                ------
Net unit value, end of period.              $19.42                                $13.81
                                            ======                                ======
Total Return ***:.............               46.37%                                46.90%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $  391                                $  152
Ratio to average net assets:..
   Expenses **................                0.95%                                 0.65%
   Investment Income *........                0.00%                                 0.00%

                 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period......................              $ 7.51                                $ 5.61
                                            ------                                ------
Income from investment
  operations:.................
Net investment income (loss)..               (0.08)                                (0.04)
Net realized and unrealized
  gain (loss) on investment
  transactions................                3.16                                  2.36
                                            ------                                ------
Total from investment
  operations..................              $ 3.07                                $ 2.32
                                            ------                                ------
Net unit value, end of period.              $10.58                                $ 7.93
                                            ======                                ======
Total Return ***:.............               40.94%                                41.32%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $  364                                $   12
Ratio to average net assets:..
   Expenses **................                0.95%                                 0.65%
   Investment Income *........                0.00%                                 0.00%

                       FIDELITY EQUITY-INCOME PORTFOLIO
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................              $11.51                               $ 9.04
                                            ------                               ------
Income from investment
  operations:.................
Net investment income (loss)..                0.06                                 0.12
Net realized and unrealized
  gain (loss) on investment
  transactions................                3.29                                 2.54
                                            ------                               ------
Total from investment
  operations..................              $ 3.35                               $ 2.66
                                            ------                               ------
Net unit value, end of period.              $14.86                               $11.70
                                            ======                               ======
Total Return ***:.............               29.12%                               29.42%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $  979                               $7,517
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                1.46%                                1.83%

                        FIDELITY HIGH INCOME PORTFOLIO
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................              $ 8.06                               $ 7.31
                                            ------                               ------
Income from investment
  operations:.................
Net investment income (loss)..                0.69                                 0.72
Net realized and unrealized
  gain (loss) on investment
  transactions................                1.41                                 1.21
                                            ------                               ------
Total from investment
  operations..................              $ 2.11                               $ 1.93
                                            ------                               ------
Net unit value, end of period.              $10.16                               $ 9.24
                                            ======                               ======
Total Return ***:.............               26.16%                               26.44%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $   69                               $   54
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                8.60%                                9.39%

                   FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................              $14.83                               $13.42
                                            ------                               ------
Income from investment
  operations:.................
Net investment income (loss)..                0.45                                 0.48
Net realized and unrealized
  gain (loss) on investment
  transactions................                0.18                                 0.13
                                            ------                               ------
Total from investment
  operations..................              $ 0.63                               $ 0.60
                                            ------                               ------
Net unit value, end of period.              $15.46                               $14.02
                                            ======                               ======
Total Return ***:.............                4.22%                                4.50%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $3,450                               $   --
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                3.90%                                4.39%

                          GOLDMAN SACHS MID CAP VALUE
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period or initial date of
  investment (February 2003)..              $10.17                               $ 9.62
                                            ======                               ------
Income from investment
  operations:.................
Net investment income (loss)..               (0.01)                                0.03
Net realized and unrealized
  gain (loss) on investment
  transactions................                3.13                                 2.62
                                            ------                               ------
Total from investment
  operations..................              $ 3.12                               $ 2.66
                                            ------                               ------
Net unit value, end of period.              $13.29                               $12.28
                                            ======                               ======
Total Return ***:.............               30.64%                               27.60%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $   17                               $3,272
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                0.88%                                0.98%

                     JANUS ASPEN SERIES BALANCED PORTFOLIO
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Net unit value, beginning of
  period......................              $ 8.49                                $ 8.32
                                            ------                                ------
Income from investment
  operations:.................
Net investment income (loss)..                0.10                                  0.13
Net realized and unrealized
  gain (loss) on investment
  transactions................                1.00                                  0.98
                                            ------                                ------
Total from investment
  operations..................              $ 1.10                                $ 1.11
                                            ------                                ------
Net unit value, end of period.              $ 9.59                                $ 9.43
                                            ======                                ======
Total Return ***:.............               12.91%                                13.33%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $   74                                $  167
Ratio to average net assets:..
   Expenses **................                0.95%                                 0.65%
   Investment Income *........                2.11%                                 2.14%

                 JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................              $11.22                               $ 7.59
                                            ------                               ------
Income from investment
  operations:.................
Net investment income (loss)..                  --                                 0.06
Net realized and unrealized
  gain (loss) on investment
  transactions................                2.56                                 1.71
                                            ------                               ------
Total from investment
  operations..................              $ 2.57                               $ 1.76
                                            ------                               ------
Net unit value, end of period.              $13.78                               $ 9.35
                                            ======                               ======
Total Return ***:.............               22.89%                               23.24%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $1,562                               $  851
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                0.94%                                1.37%

                          MFS EMERGING GROWTH SERIES
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................              $ 9.35                               $ 5.95
                                            ------                               ------
Income from investment
  operations:.................
Net investment income (loss)..               (0.10)                               (0.04)
Net realized and unrealized
  gain (loss) on investment
  transactions................                2.81                                 1.80
                                            ------                               ------
Total from investment
  operations..................              $ 2.71                               $ 1.75
                                            ------                               ------
Net unit value, end of period.              $12.06                               $ 7.70
                                            ======                               ======
Total Return ***:.............               28.94%                               29.42%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $  296                               $  407
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                0.00%                                0.00%

                            MFS TOTAL RETURN SERIES
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................              $14.00                               $10.63
                                            ------                               ------
Income from investment
  operations:.................
Net investment income (loss)..                0.23                                 0.28
Net realized and unrealized
  gain (loss) on investment
  transactions................                1.91                                 1.38
                                            ------                               ------
Total from investment
  operations..................              $ 2.14                               $ 1.66
                                            ------                               ------
Net unit value, end of period.              $16.14                               $12.29
                                            ======                               ======
Total Return ***:.............               15.25%                               15.60%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $   59                               $  320
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                2.51%                                3.16%

                    NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................              $ 7.13                               $ 7.74
                                            ------                               ------
Income from investment
  operations:.................
Net investment income (loss)..                  --                                (0.06)
Net realized and unrealized
  gain (loss) on investment
  transactions................                2.41                                 2.72
                                            ------                               ------
Total from investment
  operations..................              $ 2.41                               $ 2.65
                                            ------                               ------
Net unit value, end of period.              $ 9.54                               $10.39
                                            ======                               ======
Total Return ***:.............               33.78%                               34.29%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $   --                               $   --
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                  --                                   --

                             OCC EQUITY PORTFOLIO
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................              $10.43                               $ 7.92
                                            ------                               ------
Income from investment
  operations:.................
Net investment income (loss)..                0.06                                 0.11
Net realized and unrealized
  gain (loss) on investment
  transactions................                2.79                                 2.08
                                            ------                               ------
Total from investment
  operations..................              $ 2.86                               $ 2.19
                                            ------                               ------
Net unit value, end of period.              $13.29                               $10.11
                                            ======                               ======
Total Return ***:.............               27.40%                               27.71%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $   18                               $   --
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                1.57%                                2.07%

                             OCC MANAGED PORTFOLIO
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................              $10.92                               $ 9.17
                                            ------                               ------
Income from investment
  operations:.................
Net investment income (loss)..                0.10                                 0.15
Net realized and unrealized
  gain (loss) on investment
  transactions................                2.14                                 1.76
                                            ------                               ------
Total from investment
  operations..................              $ 2.25                               $ 1.91
                                            ------                               ------
Net unit value, end of period.              $13.17                               $11.08
                                            ======                               ======
Total Return ***:.............               20.58%                               20.81%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $   41                               $    2
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                1.83%                                2.17%

                            OCC SMALL CAP PORTFOLIO
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................              $12.52                               $12.07
                                            ------                               ------
Income from investment
  operations:.................
Net investment income (loss)..               (0.13)                               (0.08)
Net realized and unrealized
  gain (loss) on investment
  transactions................                5.30                                 5.11
                                            ------                               ------
Total from investment
  operations..................              $ 5.17                               $ 5.03
                                            ------                               ------
Net unit value, end of period.              $17.69                               $17.10
                                            ======                               ======
Total Return ***:.............               41.30%                               41.69%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $1,210                               $   93
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                0.06%                                0.06%

                   PIMCO VARIABLE INVESTMENT HIGH YIELD FUND
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................              $10.54                               $10.95
                                            ------                               ------
Income from investment
  operations:.................
Net investment income (loss)..                0.82                                 0.83
Net realized and unrealized
  gain (loss) on investment
  transactions................                1.47                                 1.59
                                            ------                               ------
Total from investment
  operations..................              $ 2.29                               $ 2.43
                                            ------                               ------
Net unit value, end of Net
  asset value, end of period..              $12.83                               $13.38
                                            ======                               ======
Total Return ***:.............               21.74%                               22.16%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $    7                               $9,304
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                8.16%                                7.46%

                     SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                               December 31, 2003
                             Financial Highlights

                                                      Contracts considered sold before      Contracts considered sold after
                                                                May 1, 1998                         April 30, 1998
                                                                  (RVUL 1)                             (RVUL 2)
                                                      --------------------------------      -------------------------------
Net unit value, beginning of period..................              $ 6.16                               $ 5.32
                                                                   ------                               ------
Income from investment operations:
Net investment income (loss).........................                0.25                                 0.27
Net realized and unrealized gain (loss) on investment
  transactions.......................................                1.73                                 1.47
                                                                   ------                               ------
Total from investment operations.....................              $ 1.98                               $ 1.74
                                                                   ------                               ------
Net unit value, end of period........................              $ 8.14                               $ 7.06
                                                                   ======                               ======
Total Return ***:....................................               32.13%                               32.62%

Supplemental Data:
Net assets, end of period
   (000's)...........................................              $   27                               $    8
Ratio to average net assets:
   Expenses **.......................................                0.95%                                0.65%
   Investment Income *...............................                4.59%                                5.15%

                       SCUDDER VIT SMALL CAP INDEX FUND
                               December 31, 2003
                             Financial Highlights

                                                      Contracts considered sold before      Contracts considered sold after
                                                                May 1, 1998                         April 30, 1998
                                                                  (RVUL 1)                             (RVUL 2)
                                                      --------------------------------      -------------------------------
Net unit value, beginning of period..................              $ 9.55                               $ 8.99
                                                                   ------                               ------
Income from investment operations:
Net investment income (loss).........................                0.02                                 0.05
Net realized and unrealized gain (loss) on investment
  transactions.......................................                4.29                                 4.05
                                                                   ------                               ------
Total from investment operations.....................              $ 4.31                               $ 4.09
                                                                   ------                               ------
Net unit value, end of period........................              $13.86                               $13.08
                                                                   ======                               ======
Total Return ***:....................................               45.11%                               45.55%

Supplemental Data:
Net assets, end of period (000's)....................              $   36                               $  385
Ratio to average net assets:
   Expenses **.......................................                0.95%                                0.65%
   Investment Income *...............................                1.07%                                1.07%

                    TEMPLETON INTERNATIONAL FUND - CLASS 1
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................              $ 9.47                               $ 7.77
                                            ------                               ------
Income from investment
  operations:.................
Net investment income (loss)..                0.07                                 0.11
Net realized and unrealized
  gain (loss) on investment
  transactions................                2.89                                 2.36
                                            ------                               ------
Total from investment
  operations..................              $ 2.96                               $ 2.47
                                            ------                               ------
Net unit value, end of period.              $12.43                               $10.24
                                            ======                               ======
Total Return ***:.............               31.30%                               31.77%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $1,136                               $3,714
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                1.61%                                1.96%

               TIMESSQUARE VARIABLE PRODUCTSCORE PLUS BOND FUND
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................              $12.41                               $12.70
                                            ------                               ------
Income from investment
  operations:.................
Net investment income (loss)..                0.78                                 0.81
Net realized and unrealized
  gain (loss) on investment
  transactions................               (0.04)                               (0.02)
                                            ------                               ------
Total from investment
  operations..................              $ 0.74                               $ 0.79
                                            ------                               ------
Net unit value, end of period.              $13.15                               $13.49
                                            ======                               ======
Total Return ***:.............                5.95%                                6.26%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $4,327                               $8,374
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                7.03%                                6.84%

                TIMESSQUARE VARIABLE PRODUCTS MONEY MARKET FUND
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................              $12.23                               $11.63
                                            ------                               ------
Income from investment
  operations:.................
Net investment income (loss)..               (0.02)                                0.03
Net realized and unrealized
  gain (loss) on investment
  transactions................               (0.00)                               (0.02)
                                            ------                               ------
Total from investment
  operations..................              $(0.02)                              $ 0.01
                                            ------                               ------
Net unit value, end of period.              $12.21                               $11.64
                                            ======                               ======
Total Return ***:.............               -0.20%                                0.08%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $4,152                               $3,189
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                0.75%                                0.79%

               TIMESSQUARE VARIABLE PRODUCTS S&P 500 INDEX FUND
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................             $ 11.02                               $  8.09
                                           =======                               =======
Income from investment
  operations:.................
Net investment income (loss)..                0.13                                  0.18
Net realized and unrealized
  gain (loss) on investment
  transactions................                2.85                                  2.03
                                           -------                               -------
Total from investment
  operations..................             $  2.98                               $  2.21
                                           -------                               -------
Net unit value, end of period.             $ 14.00                               $ 10.30
                                           =======                               =======
Total Return ***:.............               27.04%                                27.37%

Supplemental Data:............
Net assets, end of period
  (000's).....................             $26,635                               $11,485
Ratio to average net assets:..
   Expenses **................                0.95%                                 0.65%
   Investment Income *........                2.00%                                 2.69%

                       VANGUARD VIF SMALL COMPANY GROWTH
                               December 31, 2003
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Net unit value, beginning of
  period......................              $ 9.77                               $ 9.78
                                            ------                               ------
Income from investment
  operations:.................
Net investment income (loss)..               (0.11)                               (0.07)
Net realized and unrealized
  gain (loss) on investment...                3.99                                 4.00
                                            ------                               ------
Total from investment
  operations..................              $ 3.88                               $ 3.92
                                            ------                               ------
Net unit value, end of period.              $13.65                               $13.70
                                            ======                               ======
Total Return ***:.............               39.71%                               40.11%

Supplemental Data:............
Net assets, end of period
  (000's).....................              $  480                               $3,556
Ratio to average net assets:..
   Expenses **................                0.95%                                0.65%
   Investment Income *........                0.02%                                0.02%

                        ALGER AMERICAN GROWTH PORTFOLIO
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....

Net asset value, beginning of
  period......................             $ 16.78                                $  9.83
                                           -------                                -------
Income from investment
  operations:
Net investment income (loss)..               (0.15)                                 (0.04)
Net realized and unrealized
  gain (loss) on investment
  transactions................               (5.49)                                 (3.25)
                                           -------                                -------
Total from investment
  operations..................             $ (5.64)                               $ (3.29)
                                           -------                                -------
Net asset value, end of period             $ 11.14                                $  6.54
                                           =======                                =======
Total Return ***:.............              -33.59%                                -33.50%

Supplemental Data:
Net assets, end of period
  (000's).....................             $   481                                $ 3,436
Ratio to average net assets:
   Expenses **................                0.95%                                  0.65%
   Investment Income *........                0.03%                                  0.04%

                    ALGER AMERICAN MIDCAP GROWTH PORTFOLIO
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....

Net asset value, beginning of
  period......................             $ 19.01                                $ 13.43
                                           -------                                -------
Income from investment
  operations:
Net investment income (loss)..               (0.15)                                 (1.32)
Net realized and unrealized
  gain (loss) on investment
  transactions................               (5.59)                                 (2.71)
                                           -------                                -------
Total from investment
  operations..................             $ (5.74)                               $ (4.03)
                                           -------                                -------
Net asset value, end of period             $ 13.27                                $  9.40
                                           =======                                =======
Total Return ***:.............              -30.21%                                -30.00%

Supplemental Data:
Net assets, end of period
  (000's).....................             $   499                                $   131
Ratio to average net assets:
   Expenses **................                0.95%                                  0.65%
   Investment Income *........                0.00%                                  0.00%

                 ALGER AMERICAN SMALL CAPITALIZATION PORTFOLIO
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................             $ 10.27                                $  7.65
                                           -------                                -------
Income from investment
  operations:
Net investment income (loss)..               (0.10)                                 (4.02)
Net realized and unrealized
  gain (loss) on investment
  transactions................               (2.66)                                  1.98
                                           -------                                -------
Total from investment
  operations..................             $ (2.76)                               $ (2.04)
                                           -------                                -------
Net asset value, end of period             $  7.51                                $  5.61
                                           =======                                =======
Total Return ***:.............              -26.82%                                -26.70%

Supplemental Data:
Net assets, end of period
  (000's).....................             $   271                                $    21
Ratio to average net assets:
   Expenses **................                0.95%                                  0.65%
   Investment Income *........                0.00%                                  0.00%

                       FIDELITY EQUITY-INCOME PORTFOLIO
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................             $ 13.99                                $ 10.95
                                           -------                                -------
Income from investment
  operations:
Net investment income (loss)..                0.03                                   0.03
Net realized and unrealized
  gain (loss) on investment
  transactions................               (2.51)                                 (1.94)
                                           -------                                -------
Total from investment
  operations..................             $ (2.48)                               $ (1.91)
                                           -------                                -------
Net asset value, end of period             $ 11.51                                $  9.04
                                           =======                                =======
Total Return ***:.............              -17.73%                                -17.48%

Supplemental Data:
Net assets, end of period
  (000's).....................             $   847                                $ 3,687
Ratio to average net assets:
   Expenses **................                0.95%                                  0.65%
   Investment Income *........                1.11%                                  1.42%

                        FIDELITY HIGH INCOME PORTFOLIO
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................              $ 7.86                                $  7.11
                                            ------                                -------
Income from investment
  operations:
Net investment income (loss)..                0.95                                  22.04
Net realized and unrealized
  gain (loss) on investment
  transactions................               (0.75)                                (21.84)
                                            ------                                -------
Total from investment
  operations..................              $ 0.20                                $  0.20
                                            ------                                -------
Net asset value, end of period              $ 8.06                                $  7.31
                                            ======                                =======
Total Return ***:.............                2.60%                                  2.78%

Supplemental Data:
Net assets, end of period
  (000's).....................              $   87                                $    57
Ratio to average net assets:
   Expenses **................                0.95%                                  0.65%
   Investment Income *........               12.01%                                 13.26%

                   FIDELITY INVESTMENT GRADE BOND PORTFOLIO
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................              $13.57                               $12.24
                                            ------                               ------
Income from investment
  operations:
Net investment income (loss)..                0.41                                 0.32
Net realized and unrealized
  gain (loss) on investment
  transactions................                0.85                                 0.86
                                            ------                               ------
Total from investment
  operations..................              $ 1.26                               $ 1.18
                                            ------                               ------
Net asset value, end of period              $14.83                               $13.42
                                            ======                               ======
Total Return ***:.............                9.30%                                9.62%

Supplemental Data:
Net assets, end of period
  (000's).....................              $3,527                               $    2
Ratio to average net assets:
   Expenses **................                0.95%                                0.65%
   Investment Income *........                3.79%                                4.19%

                          GOLDMAN SACHS MID CAP VALUE
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before                  Contracts considered sold after
                                         May 1, 1998                                     April 30, 1998
                                           (RVUL 1)                                         (RVUL 2)
                               --------------------------------                  -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):
Net asset value, beginning of
  period or initial date of
  investment..................               $--                (September 2002)             $ 9.32
                                             ---                ---------------              ------
Income from investment
  operations:
Net investment income (loss)..                --                                               0.09
Net realized and unrealized
  gain (loss) on investment
  transactions................                --                                               0.21
                                             ---                ---------------              ------
Total from investment
  operations..................               $--                                             $ 0.30
                                             ---                ---------------              ------
Net asset value, end of period               $--                                             $ 9.62
                                             ===                ===============              ======
Total Return ***:.............                --                                               3.25%

Supplemental Data:
Net assets, end of period
  (000's).....................               $--                                             $1,482
Ratio to average net assets:
   Expenses **................                --                                               0.65%
   Investment Income *........                --                                               4.90%

                     JANUS ASPEN SERIES BALANCED PORTFOLIO
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................              $ 9.16                                $ 8.95
                                            ------                                ------
Income from investment
  operations:
Net investment income (loss)..                0.12                                  0.16
Net realized and unrealized
  gain (loss) on investment
  transactions................               (0.79)                                (0.79)
                                            ------                                ------
Total from investment
  operations..................              $(0.67)                               $(0.63)
                                            ------                                ------
Net asset value, end of period              $ 8.49                                $ 8.32
                                            ======                                ======
Total Return ***:.............               -7.32%                                -7.05%

Supplemental Data:
Net assets, end of period
   (000's)....................              $  111                                $  123
Ratio to average net assets:
   Expenses **................                0.95%                                 0.65%
   Investment Income *........                2.69%                                 2.75%

                 JANUS ASPEN SERIES WORLDWIDE GROWTH PORTFOLIO
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................             $ 15.20                                $ 10.26
                                           -------                                -------
Income from investment
  operations:
Net investment income (loss)..               (0.05)                                  0.06
Net realized and unrealized
  gain (loss) on investment
  transactions................               (3.93)                                 (2.73)
                                           -------                                -------
Total from investment
  operations..................             $ (3.98)                               $ (2.67)
                                           -------                                -------
Net asset value, end of period             $ 11.22                                $  7.59
                                           =======                                =======
Total Return ***:.............              -26.18%                                -25.98%

Supplemental Data:
Net assets, end of period
  (000's).....................             $ 1,956                                $   779
Ratio to average net assets:
   Expenses **................                0.95%                                  0.65%
   Investment Income *........                0.59%                                  0.87%

                          MFS EMERGING GROWTH SERIES
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................             $ 14.24                                $  9.04
                                           -------                                -------
Income from investment
  operations:
Net investment income (loss)..               (0.13)                                 (0.05)
Net realized and unrealized
  gain (loss) on investment
  transactions................               (4.76)                                 (3.04)
                                           -------                                -------
Total from investment
  operations..................             $ (4.89)                               $ (3.09)
                                           -------                                -------
Net asset value, end of period             $  9.35                                $  5.95
                                           =======                                =======
Total Return ***:.............              -34.31%                                -34.19%

Supplemental Data:
Net assets, end of period
  (000's).....................             $   571                                $   337
Ratio to average net assets:..
   Expenses **................                0.95%                                  0.65%
   Investment Income *........                0.00%                                  0.00%

                            MFS TOTAL RETURN SERIES
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before          Contracts considered sold after
                                         May 1, 1998                             April 30, 1998
                                           (RVUL 1)                                 (RVUL 2)
                               --------------------------------          -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................              $14.91                                   $11.29
                                            ------                                   ------
Income from investment
  operations:
Net investment income (loss)..                0.09                                     0.13
Net realized and unrealized
  gain (loss) on investment
  transactions................               (1.00)                                   (0.79)
                                            ------                                   ------
Total from investment
  operations..................              $(0.91)                                  $(0.66)
                                            ------                                   ------
Net asset value, end of period              $14.00                                   $10.63
                                            ======                                   ======
Total Return ***:.............               -6.10%                                   -5.85%

Supplemental Data:
Net assets, end of period
  (000's)                                   $  595                                   $  279
Ratio to average net assets:
   Expenses **................                0.95%                                    0.65%
   Investment Income *........                1.57%                                    2.07%

                    NEUBERGER BERMAN AMT PARTNERS PORTFOLIO
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period or initial date of
  investment..................             $  9.49                                $ 10.00
                                           -------                                -------
Income from investment
  operations:
Net investment income (loss)..                  --                                  (0.11)
Net realized and unrealized
  gain (loss) on investment
  transactions................               (2.36)                                 (2.15)
                                           -------                                -------
Total from investment
  operations..................             $ (2.36)                               $ (2.26)
                                           -------                                -------
Net asset value, end of period             $  7.13                                $  7.74
                                           =======                                =======
Total Return ***:.............              -24.87%                                -22.56%

Supplemental Data:
Net assets, end of period
  (000's).....................             $    --                                $     4
Ratio to average net assets:
   Expenses **................                0.95%                                  0.65%
   Investment Income *........                  --                                   0.00%

                             OCC EQUITY PORTFOLIO
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................             $ 13.40                               $ 10.14
                                           -------                               -------
Income from investment
  operations:
Net investment income (loss)..               (0.01)                                 0.04
Net realized and unrealized
  gain (loss) on investment
  transactions................               (2.96)                                (2.26)
                                           -------                               -------
Total from investment
  operations..................             $ (2.97)                              $ (2.22)
                                           -------                               -------
Net asset value, end of period             $ 10.43                               $  7.92
                                           =======                               =======
Total Return ***:.............              -22.15%                               -21.92%

Supplemental Data:
Net assets, end of period
  (000's).....................             $   219                               $    14
Ratio to average net assets:
   Expenses **................                0.95%                                 0.65%
   Investment Income *........                0.86%                                 1.13%

                             OCC MANAGED PORTFOLIO
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before       Contracts considered sold after
                                         May 1, 1998                          April 30, 1998
                                           (RVUL 1)                              (RVUL 2)
                               --------------------------------       -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................             $ 13.26                                $ 11.09
                                           -------                                -------
Income from investment
  operations:
Net investment income (loss)..                0.18                                   0.20
Net realized and unrealized
  gain (loss) on investment
  transactions................               (2.52)                                 (2.12)
                                           -------                                -------
Total from investment
  operations..................             $ (2.34)                               $ (1.92)
                                           -------                                -------
Net asset value, end of period             $ 10.92                                $  9.17
                                           =======                                =======
Total Return ***:.............              -17.66%                                -17.31%

Supplemental Data:
Net assets, end of period
  (000's).....................             $    63                                $     2
Ratio to average net assets:
   Expenses **................                0.95%                                  0.65%
   Investment Income *........                2.20%                                  2.62%

                            OCC SMALL CAP PORTFOLIO
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before          Contracts considered sold after
                                         May 1, 1998                             April 30, 1998
                                           (RVUL 1)                                 (RVUL 2)
                               --------------------------------          -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................             $ 16.13                                   $ 15.50
                                           -------                                   -------
Income from investment
  operations:
Net investment income (loss)..               (0.13)                                    (0.06)
Net realized and unrealized
  gain (loss) on investment
  transactions................               (3.48)                                    (3.37)
                                           -------                                   -------
Total from investment
  operations..................             $ (3.61)                                  $ (3.43)
                                           -------                                   -------
Net asset value, end of period             $ 12.52                                   $ 12.07
                                           =======                                   =======
Total Return *** :............              -22.38%                                   -22.13%
Supplemental Data:
Net assets, end of period
  (000's).....................             $ 1,098                                   $   131
Ratio to average net assets:
   Expenses **................                0.95%                                     0.65%
   Investment Income *........                0.07%                                     0.07%

                   PIMCO VARIABLE INVESTMENT HIGH YIELD FUND
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before                Contracts considered sold after
                                         May 1, 1998                                   April 30, 1998
                                           (RVUL 1)                                       (RVUL 2)
                               --------------------------------                -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period or initial date of
  investment (August 2002)....              $10.02              (October 2002)             $10.17
Income from investment
  operations:
Net investment income (loss)..                0.19                                           0.15
Net realized and unrealized
  gain (loss) on investment
  transactions................                0.33                                           0.63
Total from investment
  operations..................              $ 0.52                                         $ 0.78
Net asset value, end of period              $10.54                                         $10.95
Total Return *** :............                5.23%                                          7.72%
Supplemental Data:
Net assets, end of period
  (000's).....................              $  299                                         $4,784
Ratio to average net assets:
   Expenses **................                0.95%                                          0.65%
   Investment Income *........                7.08%                                          6.90%

                     SCUDDER VIT EAFE(R) EQUITY INDEX FUND
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................             $  7.93                               $  6.84
                                           -------                               -------
Income from investment
  operations:
Net investment income (loss)..                0.02                                  0.27
Net realized and unrealized
  gain (loss) on investment
  transactions................               (1.79)                                (1.79)
                                           -------                               -------
Total from investment
  operations..................             $ (1.77)                              $ (1.52)
                                           -------                               -------
Net asset value, end of period             $  6.16                               $  5.32
                                           =======                               =======
Total Return *** :............              -22.34%                               -22.25%
Supplemental Data:
Net assets, end of period
  (000's).....................             $    25                               $     2
Ratio to average net assets:
   Expenses **................                0.95%                                 0.65%
   Investment Income *........                1.27%                                 1.47%

                       SCUDDER VIT SMALL CAP INDEX FUND
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................             $ 12.14                               $ 11.40
Income from investment
  operations:
Net investment income (loss)..                0.04                                  0.02
Net realized and unrealized
  gain (loss) on investment
  transactions................               (2.63)                                (2.43)
Total from investment
  operations..................             $ (2.59)                              $ (2.41)
Net asset value, end of period             $  9.55                               $  8.99
Total Return *** :............              -21.33%                               -21.18%
Supplemental Data:
Net assets, end of period
  (000's).....................             $    58                               $   198
Ratio to average net assets:
   Expenses **................                0.95%                                 0.65%
   Investment Income *........                1.17%                                 1.25%

                    TEMPLETON INTERNATIONAL FUND - CLASS 1
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................             $ 11.72                               $  9.59
                                           -------                               -------
Income from investment
  operations:
Net investment income (loss)..                0.04                                  0.03
Net realized and unrealized
  gain (loss) on investment
  transactions................               (2.29)                                (1.85)
                                           -------                               -------
Total from investment
  operations..................             $ (2.25)                              $ (1.82)
                                           -------                               -------
Net asset value, end of period             $  9.47                               $  7.77
                                           =======                               =======
Total Return *** :............              -19.20%                               -18.93%
Supplemental Data:
Net assets, end of period
  (000's).....................             $   620                               $ 1,733
Ratio to average net assets:
   Expenses **................                0.95%                                 0.65%
   Investment Income *........                1.25%                                 1.53%

               TIMESSQUARE VARIABLE PRODUCTS CORE PLUS BOND FUND
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................              $11.53                               $11.76
                                            ------                               ------
Income from investment
  operations:
Net investment income (loss)..                0.43                                 0.39
Net realized and unrealized
  gain (loss) on investment
  transactions................                0.45                                 0.55
                                            ------                               ------
Total from investment
  operations..................              $ 0.88                               $ 0.94
                                            ------                               ------
Net asset value, end of period              $12.41                               $12.70
                                            ======                               ======
Total Return *** :............                7.64%                                7.96%
Supplemental Data:
Net assets, end of period
  (000's).....................              $4,938                               $5,901
Ratio to average net assets:
   Expenses **................                0.95%                                0.65%
   Investment Income *........                4.96%                                4.85%

                TIMESSQUARE VARIABLE PRODUCTS MONEY MARKET FUND
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................              $12.17                               $11.54
                                            ------                               ------
Income from investment
  operations:
Net investment income (loss)..                0.05                                 0.09
Net realized and unrealized
  gain (loss) on investment
  transactions................                0.01                                 0.00
                                            ------                               ------
Total from investment
  operations..................              $ 0.06                               $ 0.09
                                            ------                               ------
Net asset value, end of period              $12.23                               $11.63
                                            ======                               ======
Total Return *** :............                0.53%                                0.75%
Supplemental Data:
Net assets, end of period
  (000's).....................              $9,286                               $1,740
Ratio to average net assets:
   Expenses **................                0.95%                                0.65%
   Investment Income *........                1.39%                                1.46%

               TIMESSQUARE VARIABLE PRODUCTS S&P 500 INDEX FUND
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before      Contracts considered sold after
                                         May 1, 1998                         April 30, 1998
                                           (RVUL 1)                             (RVUL 2)
                               --------------------------------      -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period......................             $ 14.35                               $ 10.50
                                           =======                               =======
Income from investment
  operations:
Net investment income (loss)..                0.06                                  0.12
Net realized and unrealized
  gain (loss) on investment
  transactions................               (3.39)                                (2.53)
                                           -------                               -------
Total from investment
  operations..................             $ (3.33)                              $ (2.41)
                                           -------                               -------
Net asset value, end of period             $ 11.02                               $  8.09
                                           =======                               =======
Total Return *** :............              -23.17%                               -22.91%
Supplemental Data:
Net assets, end of period
  (000's).....................             $20,776                               $ 6,839
Ratio to average net assets:
   Expenses **................                0.95%                                 0.65%
   Investment Income *........                1.42%                                 1.94%

                       VANGUARD VIF SMALL COMPANY GROWTH
                               December 31, 2002
                             Financial Highlights

                               Contracts considered sold before                  Contracts considered sold after
                                         May 1, 1998                                     April 30, 1998
                                           (RVUL 1)                                         (RVUL 2)
                               --------------------------------                  -------------------------------
Per Share Operating
  Performance (For a share of
  capital stock outstanding
  throughout the period):.....
Net asset value, beginning of
  period or initial date of
  investment (September 2002).              $ 9.28              (September 2002)             $ 9.29
                                            ------                                           ------
Income from investment
  operations:
Net investment income (loss)..               (0.03)                                           (0.01)
Net realized and unrealized
  gain (loss) on investment
  transactions................                0.52                                             0.50
                                            ------                                           ------
Total from investment
  operations..................              $ 0.49                                           $ 0.49
                                            ------                                           ------
Net asset value, end of period              $ 9.77                                           $ 9.78
                                            ======                                           ======
Total Return *** :............                5.31%                                            5.28%
Supplemental Data:
Net assets, end of period
  (000's).....................              $   11                                           $1,587
Ratio to average net assets:
   Expenses **................                0.95%                                            0.65%
   Investment Income *........                0.00%                                            0.00%

CONNECTICUT GENERAL

LIFE INSURANCE COMPANY

STATUTORY FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2004

[LOGO] PricewaterhouseCoopers

                                                     PricewaterhouseCoopers LLP
                                                Two Commerce Square, Suite 1700
                                                             2001 Market Street
                                                     Philadelphia PA 19103-7042
                                                       Telephone (267) 330 3000
                                                       Facsimile (267) 330 3300
                                                                    www.pwc.com

                        Report of Independent Auditors

To the Board of Directors and Shareholder of Connecticut General Life Insurance Company:

We have audited the accompanying statutory statements of admitted assets, liabilities and surplus of Connecticut General Life Insurance Company (the "Company") as of December 31, 2004 and 2003, and the related statutory statements of income and changes in surplus, and cash flows for each of the three years in the period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company prepared these financial statements using accounting practices prescribed or permitted by the State of Connecticut Insurance Department, which differs from accounting principles generally accepted in the United States of America. The effects on the financial statements of the variances between such practices and accounting principles generally accepted in the United States of America are material; they are described in Note 1.

In our opinion, because of the effects of the matter discussed in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2004 and 2003, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2004.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2004, on the basis of accounting described in Note 1.

/s/ PricewaterhouseCoopers LLP
February 28, 2005

                  CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                           STATUTORY BALANCE SHEETS

(In millions, except share information)

As of December 31,                                               2004    2003
------------------                                              ------- -------
ASSETS
Cash and invested assets:
   Bonds, principally at amortized cost (market, $9,161; $
     20,914)................................................... $ 8,204 $19,239
   Preferred stocks, at cost (market, $6; $9)..................       6       7
   Common stocks, at market (cost, $17; $61)...................      41      79
   Mortgage loans..............................................   2,724   7,536
   Real estate.................................................     144     236
   Policy loans................................................   1,556   1,528
   Other invested assets.......................................     507     417
   Cash, cash equivalents and short-term investments...........     242     468
                                                                ------- -------
       Total cash and invested assets..........................  13,424  29,510
Amounts due from reinsurers....................................     168     224
Deferred tax assets............................................     285     480
Premiums and considerations receivable.........................     699     869
Accrued investment income......................................     194     363
Other assets...................................................     454     605
Separate account assets........................................  35,441  37,554
                                                                ------- -------
   Total assets................................................ $50,665 $69,605
                                                                ======= =======
LIABILITIES
Aggregate reserves for life, accident and health policies and contracts.................................................... $ 8,478 $ 9,320
Premium and deposit fund liabilities...........................     826  16,131
Contract claims - accident and health..........................   1,260   1,323
Other policy and contract liabilities..........................     588     593
Accrued commissions, expenses and taxes........................     661     697
Remittance and items not allocated.............................     187     308
Asset valuation reserve........................................     212     230
Interest maintenance reserve...................................     282     253
Other liabilities..............................................     350     318
Separate account liabilities...................................  35,390  37,503
                                                                ------- -------
   Total liabilities........................................... $48,234 $66,676
                                                                ------- -------
CONTINGENCIES - NOTE 12

CAPITAL AND SURPLUS
Capital stock (shares issued and outstanding: 5,978,322)....... $    30 $    30
Paid in surplus................................................     311   1,255
Unassigned surplus.............................................   2,090   1,644
                                                                ------- -------
   Total capital and surplus...................................   2,431   2,929
                                                                ------- -------
   Total liabilities and capital and surplus................... $50,665 $69,605
                                                                ======= =======

The Notes to the Statutory Financial Statements are an integral part of these statements.

                  CONNECTICUT GENERAL LIFE INSURANCE COMPANY

       STATUTORY STATEMENTS OF INCOME AND CHANGES IN CAPITAL AND SURPLUS

(In millions)

For the years ended December 31,                                 2004     2003    2002
--------------------------------                                ------  -------  ------
REVENUES
Premiums and annuity and other considerations.................. $5,557  $ 6,422  $6,468
Commissions and expense allowances on reinsurance ceded........     66       84      86
Net investment income and amortization of IMR..................  1,223    2,174   2,226
Other revenues.................................................     --       --     515
                                                                ------  -------  ------
   Total.......................................................  6,846    8,680   9,295
                                                                ------  -------  ------
BENEFITS AND EXPENSES
Benefits expense...............................................  5,915    7,771   7,654
Interest on policy or contract funds...........................    202      896   1,056
Increase (decrease) in policy reserves.........................   (622)  (1,298)    547
Commissions expense............................................    133      161     177
General insurance expenses and taxes...........................    441      506     736
Net transfers from separate accounts...........................   (178)    (134)   (397)
Policyholder dividends.........................................      5       14      20
                                                                ------  -------  ------
   Total.......................................................  5,896    7,916   9,793
                                                                ------  -------  ------
INCOME (LOSS) FROM OPERATIONS BEFORE FEDERAL INCOME TAXES          950      764    (498)
Federal income taxes (benefit).................................    289      173    (165)
                                                                ------  -------  ------
INCOME (LOSS) FROM OPERATIONS..................................    661      591    (333)
Realized capital gains (losses), net of taxes and interest
  maintenance reserve..........................................    155      114    (112)
                                                                ------  -------  ------
NET INCOME                                                         816      705    (445)
Dividends paid to stockholder..................................   (331)    (300)   (350)
Additional paid in (contributed to) surplus....................   (944)      --     850
Change in:
   Surplus as a result of reinsurance..........................    (20)     (30)    (36)
   Net unrealized capital gains................................     34       33      21
   Net deferred income tax.....................................   (107)    (203)    162
   Non-admitted assets.........................................     35      329     (34)
   Liability for reinsurance in unauthorized companies.........      1       75     (69)
   Reserve valuation basis.....................................     --       --      (5)
   Asset valuation reserve.....................................     18      (48)     50
   Other gains in surplus......................................     --       70      13
                                                                ------  -------  ------
Net increase (decrease) in capital and surplus.................   (498)     631     157

Capital and surplus, beginning of year.........................  2,929    2,298   2,141
                                                                ------  -------  ------
CAPITAL AND SURPLUS, End of Year............................... $2,431  $ 2,929  $2,298
                                                                ======  =======  ======

The Notes to the Statutory Financial Statements are an integral part of these statements.

                  CONNECTICUT GENERAL LIFE INSURANCE COMPANY

                       STATUTORY STATEMENTS OF CASH FLOW


(In millions)
-------------
For the years ended December 31,                                         2004     2003      2002
--------------------------------                                       -------  --------  -------
NET CASH FROM OPERATIONS
Premiums and annuity and other considerations......................... $ 5,811  $  6,538  $ 6,316
Net investment income.................................................   1,201     2,208    2,167
Miscellaneous income..................................................     146        29      992
                                                                       -------  --------  -------
   Total revenues received............................................   7,158     8,775    9,475
                                                                       -------  --------  -------
Benefits and loss related payments....................................   6,261     8,612    7,484
Commissions, expenses and taxes.......................................     544       552      954
Net transfers from separate accounts..................................    (182)     (218)    (409)
                                                                       -------  --------  -------
   Total benefits, expenses and transfers paid........................   6,623     8,946    8,029
Dividends to policyholders............................................       5        14       21
Federal income taxes paid (received)..................................     155      (429)     224
                                                                       -------  --------  -------
   Total expenses paid................................................   6,783     8,531    8,274
                                                                       -------  --------  -------
   Net cash provided by operations....................................     375       244    1,201
                                                                       -------  --------  -------
NET CASH FROM INVESTMENTS
Proceeds from investments sold, matured or repaid:
   Bonds..............................................................   4,576     9,104    4,623
   Stocks.............................................................      58        51       87
   Mortgage loans.....................................................     860     1,884    1,955
   Real estate........................................................      43        69       28
   Other, net.........................................................      83       418      337
                                                                       -------  --------  -------
       Net proceeds from investments sold, matured or repaid..........   5,620    11,526    7,030
                                                                       -------  --------  -------
Cost of investments acquired:
   Bonds..............................................................  (4,069)   (8,090)  (8,083)
   Stocks.............................................................      (5)      (43)      (2)
   Mortgage loans.....................................................    (934)   (1,849)  (1,029)
   Real estate........................................................      (4)      (11)     (27)
   Other, net.........................................................    (291)     (297)     (61)
                                                                       -------  --------  -------
       Net cost of investments acquired...............................  (5,303)  (10,290)  (9,202)
                                                                       -------  --------  -------
   Net (increase) decrease in policy loans and premium notes..........     (28)      600      295
                                                                       -------  --------  -------
          Net cash provided by (used in) investment activities........     289     1,836   (1,877)
                                                                       -------  --------  -------
NET CASH FROM FINANCING
Net deposits (withdrawals) on deposit-type contract funds.............    (451)   (2,052)     219
Contribution from parent..............................................      --        --      850
Other sources (uses)..................................................    (108)      (10)      28
Dividends paid to stockholder.........................................    (331)     (300)    (350)
                                                                       -------  --------  -------
          Net cash provided by (used in) financing activities.........    (890)   (2,362)     747
                                                                       -------  --------  -------
Net change in cash and short-term investments.........................    (226)     (282)      71
Cash and short-term investments, beginning of year....................     468       750      679
                                                                       -------  --------  -------
Cash and short-term investments, end of year.......................... $   242  $    468  $   750
                                                                       =======  ========  =======

The Notes to the Statutory Financial Statements are an integral part of these statements.

                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

A. Nature of Operations

   Connecticut General Life Insurance Company (the "Company") is a wholly-owned subsidiary of Connecticut General Corporation (CGC), which is an indirect wholly-owned subsidiary of CIGNA Corporation (CIGNA). The Company and its subsidiaries provide employee benefits offered through the workplace. Principal products and services are group life and health insurance In addition, the Company has an international operation that offers similar products to businesses and individuals in selected markets, and has certain inactive businesses including a run-off retirement operation (see Note 3) and a run-off reinsurance operation. The Company is domiciled in the state of Connecticut and licensed in all states and selected international locations.

B. Accounting Practices

   The Statutory Financial Statements of the Company are presented in conformity with accounting practices prescribed or permitted by the State of Connecticut Insurance Department (the "Department"). The National Association of Insurance Commissioners' (NAIC) Statutory Accounting Principles (SAP), as outlined in the Accounting Practices and Procedures Manual (APPM) effective January 1, 2001, have been adopted by the Department as a component of prescribed or permitted accounting practices.

   Effective January 1, 2003, the Company adopted Statement of Statutory Accounting Principle (SSAP) No. 86, Accounting for Derivative Instruments and Hedging Activities. See Note 6 for further information.

   Certain reclassifications have been made to prior year amounts to conform to the 2004 presentation.

C. Use of Estimates in the Preparation of the Financial Statements

   The preparation of financial statements in conformity with SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Significant estimates include those used in determining aggregate reserves and policy and contract liabilities, related reinsurance recoverables, and valuation allowances for invested assets. SAP also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates.

D. Accounting Policy

   (1) Financial Instruments: In the normal course of business, the Company enters into transactions involving various types of financial instruments, including investments such as bonds, preferred and common stock and off-balance sheet financial instruments such as investment and loan commitments. These instruments may change in value due to interest rate and market fluctuations and most have credit risk. The Company evaluates and monitors each financial instrument individually and, where appropriate, obtains collateral or other forms of security to limit risk of loss. Financial instruments that are subject to fair value disclosure requirements are carried in the financial statements at amounts that approximate fair value, except for bonds, mortgage loans and deposit fund liabilities. Fair values of off-balance sheet financial instruments are disclosed in Note 6.

       Fair values for financial instruments are estimates that, in many cases, may differ significantly from the amounts that could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses, which utilize current interest rates for similar financial instruments with comparable terms and credit quality, except for the fair value for bonds which is based on estimated market values as specified by the NAIC. If market values of bonds are not provided by the NAIC, amortized cost is used as market value.

   (2) Cash and Cash Equivalents: Cash and cash equivalents consist of short-term investments with original maturities of three months or less.

                         NOTES TO FINANCIAL STATEMENTS


   (3) Investments: Investments are valued in accordance with the requirements of the NAIC. The carrying values of investments are generally stated as follows:

       Bonds, short-term investments and preferred stock. Investments in bonds, short-term investments and redeemable preferred stock are carried at amortized cost, and non-redeemable preferred stock at cost, except those in or near default, which are carried at fair value. Bonds and preferred stock are considered impaired and amortized cost is written down to fair value, when management expects a decline in value to persist. Bonds that are delinquent or restructured to modify basic financial terms, typically to reduce the interest rate and, in certain cases, extend the term, are placed on non-accrual status, and thereafter interest income is recognized only when payment is received.

       Common stocks. Common stocks are carried at fair value except for common stocks of affiliates that are valued using methods described in Note 1(D)(17).

       Mortgage loans and policy loans. Mortgage loans and policy loans are carried at the unpaid principal balance. Mortgage loans are considered impaired when it is probable that the Company will not collect all amounts according to the contractual terms of the loan agreement. If impaired, a valuation reserve is established to record any change in the fair value of the underlying collateral below the carrying value of the mortgage loan. Mortgage loans that are delinquent or restructured to modify basic financial terms, typically to reduce the interest rate and, in certain cases, extend the term, are placed on non-accrual status, and thereafter interest income is recognized only when payment is received.

       Real estate. Investment real estate can be occupied by the company, held for the production of income, or held for sale. The Company carries real estate occupied by the company and held for the production of income at depreciated cost less encumbrances; and any write downs to fair value due to impairment are recorded as a realized loss. Depreciation is generally calculated using the straight-line method based on the estimated useful life of each asset.

       The Company acquires most real estate held for sale through foreclosure of mortgage loans. At the time of foreclosure, the Company values the asset received at the lower of its fair value at the time of the foreclosure or the mortgage carrying value recognizing any decrease as a realized capital loss. The recorded fair value is established as the new cost basis and the asset acquired is reclassified from mortgage loans to real estate. Subsequent to foreclosure, these investments are carried at the lower of depreciated cost or current fair value less encumbrances and estimated costs to sell. Valuation reserves reflect changes in fair value after foreclosure. The Company considers several methods in determining fair value for real estate, but relies primarily on discounted cash flow analyses.

       Derivative financial instruments. Statutory accounting rules provide that in order to qualify for hedge accounting, the derivative shall be designated as a hedge of a specific asset, liability, or anticipated transaction. The specific asset, liability, or anticipated transaction to be hedged must expose the reporting entity to a risk and the designated derivative transaction must be highly effective in reducing that exposure. Conditions that expose the reporting entity to risk include changes in fair value, yield, price, cash flows and foreign exchange rates. Under hedge accounting, the derivative is accounted for in a manner consistent with the hedged item. When hedge accounting treatment does not apply, derivatives are recorded at fair value, with changes in fair value recognized in net income when the derivatives terminate. Changes in fair value are recognized currently in net income.

       Investment gains and losses. Unrealized capital gains and losses on investments carried at fair value are reflected directly in unassigned surplus. Realized capital gains and losses resulting from asset sales, write-downs and valuation reserves are determined using the specific identification method and are recognized in net income.

   (4) Nonadmitted Assets: Certain assets are excluded from the Company's balance sheet and are charged to unassigned surplus. These nonadmitted assets include furniture and equipment, leasehold improvements, electronic data processing equipment, unsecured receivables, prepaid expenses and overdue insurance premiums.

   (5) Separate Accounts: Separate Account assets and liabilities are principally carried at fair value and represent policyholder funds maintained in accounts having specific investment objectives. The investment income, gains and losses of these accounts generally accrue to the policyholders and, therefore, do not affect the Company's net income.

                         NOTES TO FINANCIAL STATEMENTS


   (6) Aggregate Reserves: Aggregate reserves for life, health and annuity policies are established in amounts that are adequate to meet the estimated future obligations of policies in force and that equal or exceed the required statutory minimums. For individual life policies, liabilities were calculated using the net level premium method and the modified preliminary term method. Annuity liabilities are calculated in such a way that they equal or exceed those produced by application of the Commissioner's Annuity Reserve Valuation Method. Valuation of individual life insurance and annuity policies assumes interest discount using rates that do not exceed the statutory maximums. Current discount rates ranged from 2% to 13.25% in both 2004 and 2003, with some rates grading to lower levels over time. Mortality and morbidity assumptions are predominately based on industry tables and are at least as conservative as the statutory minimums. The Company also discounts liabilities for certain cancelable disability insurance business. The liabilities at December 31, 2004 and 2003 included $80.7 million and $94.8 million, respectively, of such discounted reserves. The aggregate amount of discount at December 31, 2004 and 2003 is $23.0 million and $28.5 million, respectively.

   (7) Premium and Deposit Fund Liabilities: Premium and deposit funds are liabilities for investment-related products. These liabilities primarily consist of deposits received from customers and accumulated net investment income on their fund balances less accumulated administrative charges.

   (8) Other Policy and Contract Liabilities: Liabilities for other policy and contract claims are estimates of payments to be made on insurance claims for reported losses and estimates of incurred but not reported losses. Estimated amounts of reinsurance recoverable on unpaid losses are deducted from the liability for unpaid claims. Estimated liabilities are established for policies that contain experience-rating provisions.

   (9) Premiums and Annuity and Other Considerations: Premiums for individual life insurance, individual and group annuity products and group life and accident and health insurance are considered revenue when due.

  (10) Participating Business: The Company's participating life insurance policies entitle policyholders to earn dividends that represent a portion of the earnings of the Company's participating line of business.

  (11) Income Taxes: The Company is included in the consolidated United States federal income tax return filed by CIGNA, the Company's ultimate parent. Pursuant to the Tax Sharing Agreement with CIGNA, federal income taxes are allocated to the Company as if it were filing on a separate return basis. The tax benefit of net operating losses, capital losses and tax credits are funded to the extent they reduce the consolidated federal income tax liability. The Company generally recognizes deferred income taxes when assets and liabilities have different values for financial statement and tax reporting purposes (temporary difference). Note 7 contains detailed information about the Company's income taxes.

  (12) Asset Valuation Reserve (AVR): The AVR is a reserve designed to reduce the impact on unassigned surplus of fluctuations in the market value of all invested assets by providing an investment reserve for potential future losses on invested assets. The AVR is calculated in accordance with methods prescribed by the NAIC.

  (13) Interest Maintenance Reserve (IMR): The IMR is a reserve designed to defer realized capital gains and losses resulting from general interest rate changes. As prescribed by the NAIC, such realized capital gains and losses, net of related taxes, are deferred and amortized to net investment income over the stated or expected maturity of the invested asset disposed. To the extent the deferral of capital losses results in a net asset, such amount will be non-admitted.

  (14) Reinsurance in Unauthorized Companies: The Company has ceded insurance liabilities with insurers not licensed by, or not approved by, the Department. To the extent such liabilities are not collateralized, Connecticut insurance regulations require the establishment of a liability through a charge to surplus equal to the ceded liabilities placed with such companies. These liabilities were $33.2 million and $34.3 million as of December 31, 2004 and 2003, respectively and were reported in other liabilities.

  (15) Other Liabilities: Other liabilities consist of various insurance related liabilities including amounts related to reinsurance contracts, guaranty fund assessments that management can reasonably estimate, accrued commissions and general expenses including premium and state taxes, postretirement and postemployment benefits.

                         NOTES TO FINANCIAL STATEMENTS


  (16) Loan-backed and Other Structured Securities: Loan-backed bonds and structured securities are valued at amortized cost using the constant level yield method. Significant changes in estimated cash flows from the original purchase assumptions are accounted for generally using the retrospective adjustment method. Significant changes in estimated cash flows from the original purchase assumptions for loan-backed and structured securities that have potential for loss of a significant portion of the original investment are accounted for using the prospective method. These securities are presented on the balance sheet as components of bonds. The Company had loan-backed securities of $660 million at December 31, 2004 and $2.4 billion as of December 31, 2003.

       Prepayment assumptions for loan-backed securities and other structured securities were obtained from broker dealer survey values or internal estimates. These assumptions are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value all securities except for interest only securities, which are valued using the prospective method.

  (17) Subsidiaries, Controlled, and Affiliated (SCA) Entities: Subsidiaries, controlled, and affiliated entities are carried at market, statutory equity, adjusted statutory equity or GAAP equity as appropriate in accordance with SSAP No. 46, Investments in Subsidiary, Controlled, and Affiliated Entities. These entities are presented on the balance sheet as components of common stock and other invested assets.

  (18) Joint Ventures, Partnerships and Limited Liability Companies: In accordance with SSAP No. 48, Joint Ventures, Partnerships and Limited Liability Companies, joint ventures, partnerships and limited liability companies are reported in other invested assets and generally use the statutory equity method as defined. Limited partnerships in which the Company has a minor ownership interest are recorded based on the underlying audited GAAP equity of the investee. These investments are presented on the balance sheet as components of other invested assets.

  (19) Differences between NAIC SAP and GAAP. Statutory accounting principles as described above differ in some respects from generally accepted accounting principles (GAAP). Under GAAP, differences in these financial statements include the following:

       . Acquisition costs are deferred and amortized over the estimated contract period of the related policies.

       . Aggregate reserves for life policies are calculated using mortality, interest and expense assumptions derived from the Company's own experience or various actuarial tables. Aggregate reserves for variable annuities are based on fund balances.

       . Non-admitted assets less applicable allowance accounts are restored to the balance sheet.

       .   The AVR and the IMR are not provided.

       . The liability for reinsurance in unauthorized companies is not recorded.

       . A transition obligation for post-retirement benefits other than pensions was fully recognized in 1992. The post-retirement benefit obligation includes a portion accrued for employees not currently eligible for post-retirement benefits.

       . Fixed maturities and preferred stocks classified as available for sale are carried at fair value. Adjustments to fair value are recorded in shareholder's equity as net unrealized appreciation or depreciation on investments, net of amounts required to adjust reserves for certain annuities and deferred income taxes.

       . Prior to sale of retirement benefits business, fixed maturities and equity securities classified as securities supporting experience-rated pension policyholder contracts were carried at fair value. Adjustments to fair value are reported in other revenues. Under the experience-rating process, results generally accrue to policyholders and are offset by amounts reported in benefits expense.

       . Reinsurance recoverables are presented as assets and are not netted against insurance liabilities.

       . Investments in subsidiaries are consolidated rather than carried on the balance sheet as described above.

       . Statutory deferred taxes assets are limited to the admittable amount allowed in accordance with SSAP No. 10, "Income Taxes." GAAP deferred tax assets or liabilities also include financial statement items that are recognized differently for GAAP than for statutory accounting purposes. The GAAP tax asset is net of a valuation allowance which reflects management's assessment as to whether certain deferred tax assets will be realizable. These assessments could be revised in the near term if underlying circumstances change.

       Preparing financial statements in accordance with GAAP results in an increase in total assets and equity of $19.1 billion and $1.2 billion and an increase in net income of $158 million for 2004. Preparing financial statements in accordance with GAAP results in an increase in total assets and equity of $9.6 billion and $1.6 billion and an increase in net income of $289 million for 2003.

                         NOTES TO FINANCIAL STATEMENTS


  (20) Rounding: The Company elected to use rounding in reporting certain amounts in the statement. The amounts in this statement pertain to the entire Company's business including, as appropriate, its Separate Account business.

NOTE 2 - ACCOUNTING CHANGES AND DIFFERENCE BETWEEN FILED ANNUAL STATEMENT AND AUDITED FINANCIAL STATEMENTS

   The Company did not have a change in accounting principles during the periods ended December 31, 2004 and 2003.

   In 2004, the Company identified an adjustment that impacted the Company's 2001 and prior annual statements filed with regulatory authorities. The net impact of this adjustment was recorded in unassigned surplus for the year ended December 31, 2003.

          (In millions)                                         2003
          -------------                                        ------
          Total capital and surplus per Annual Statement...... $2,859
          Adjustment:
          Federal income tax recoverable and related benefit..     70
                                                               ------
          Total adjusted capital and surplus.................. $2,929
                                                               ======

NOTE 3 - SALE OF RETIREMENT BENEFITS BUSINESS

On April 1, 2004, CIGNA sold its retirement benefits business, excluding the corporate life insurance business, both of which are written by the Company, for cash proceeds of $2.1 billion.

Prior to the sale, the Company distributed a dividend consisting of all of the outstanding stock of its subsidiary CIGNA Life Insurance Company (CLIC) to its parent company, Connecticut General Corporation (CGC). As part of the sale, the Company ceded its retirement business to CLIC. The Company distributed a second dividend consisting of cash and invested assets of $0.9 billion, to CGC, which was contributed to CLIC to support the transferred business. CGC sold CLIC to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. Subsequently, CLIC was renamed Prudential Retirement Insurance and Annuity Company (PRIAC).

At June 30, 2004, the Company reported a loss on reinsurance of approximately $1.2 billion ($820 million, net of tax) as a result of the sale of the business. This loss is offset by an IMR adjustment on reinsurance of approximately $1,185 million ($770 million, net of tax) and a realized gain on real estate transferred of approximately $77 million, net of tax. The sales agreement provides for post-closing adjustments; however, any future adjustments are not expected to be material to the Company's results of operations, liquidity or financial condition.

Upon closing the sale, the Company reinsured $15.1 billion of general account liabilities under an indemnity reinsurance and assumption arrangement and $35.2 billion of general and separate account liabilities under modified coinsurance and assumption arrangements, including $33.4 billion in separate account liabilities. The Company also transferred invested assets with a fair value of approximately $16.1 billion along with other assets and liabilities as part of the indemnity reinsurance arrangement.

On December 1, 2004, the Company transferred $3.8 billion of separate account assets supporting modified coinsurance arrangements to the buyer and converted these arrangements to indemnity coinsurance.

At December 31, 2004, the Company had approximately $1.8 billion of invested assets, primarily fixed maturities and mortgage loans, supporting a modified coinsurance arrangement with PRIAC, which were held in a business trust established by the Company. This modified coinsurance arrangement provides for conversion to an indemnity reinsurance structure. PRIAC will assume ownership of the trust assets in 2006 unless PRIAC elects termination, in which case the Company would retain the trust assets and the insurance liabilities.

                         NOTES TO FINANCIAL STATEMENTS


NOTE 4 - INVESTMENTS

A. Bonds

   The amortized cost and market value by contractual maturity periods for bonds were as follows at December 31, 2004:

                                                              2004
                                                        ----------------
                                                        Amortized Fair
(In millions)                                             Cost    Value
-------------                                           --------- ------
Due in one year or less................................  $  129   $  131
Due after one year through five years..................   1,197    1,302
Due after five years through ten years.................   2,802    2,969
Due after ten years....................................   2,768    3,368
Mortgage- and other asset-backed securities............   1,308    1,391
                                                         ------   ------
Total..................................................  $8,204   $9,161
                                                         ------   ------

Gross unrealized appreciation (depreciation) for bonds by type of issuer was as follows:

                                            December 31, 2004
                               -------------------------------------------
                               Amortized  Unrealized   Unrealized   Fair
(In millions)                    Cost    Appreciation Depreciation  Value
-------------                  --------- ------------ ------------ -------
Federal government............  $    33     $    4        $ --     $    37
State and local government....      302        223          --         525
Foreign government............      263         19          (1)        281
Corporate.....................    6,298        645         (16)      6,927
Asset-backed..................    1,308         87          (4)      1,391
                                -------     ------        ----     -------
Total.........................  $ 8,204     $  978        $(21)    $ 9,161
                                -------     ------        ----     -------

                                            December 31, 2003
                               -------------------------------------------
                               Amortized  Unrealized   Unrealized   Fair
(In millions)                    Cost    Appreciation Depreciation  Value
-------------                  --------- ------------ ------------ -------
Federal government............  $   411     $    7        $ --     $   418
State and local government....      359        183          (1)        541
Foreign government............      324         29          (5)        348
Corporate.....................   13,800      1,229         (58)     14,971
Asset-backed..................    4,345        305         (14)      4,636
                                -------     ------        ----     -------
Total.........................  $19,239     $1,753        $(78)    $20,914
                                -------     ------        ----     -------

Private placement bonds constituted 48% and 45% of the bond portfolio at December 31, 2004 and 2003, respectively.

For the year ended December 31, 2004, the Company recognized $931 million of gross realized gains on proceeds from sales of fixed maturities of $16.1 billion. For the year ended December 31, 2003, the Company recognized $224 million of gross realized gains on proceeds from sales of fixed maturities of $9.1 billion. For the year ended December 31, 2002, the Company recognized $176 million of gross realized losses on proceeds from sales of fixed maturities of $4.6 billion.

Review of Declines in Fair Value

The Company reviews fixed maturities and equity securities for impairment based on criteria that include:

  .   length of time and severity of decline;

  .   financial health and specific near term prospects of the issuer; and

  . changes in the regulatory, economic or general market environment of the issuer's industry or geographic region.

                         NOTES TO FINANCIAL STATEMENTS


   As of December 31, 2004, fixed maturities with a decline in fair value from cost (primarily investment grade corporate bonds) were as follows, including the length of time of such decline:

                                    Fair   Amortized  Unrealized
(In millions)                       Value    Cost    Depreciation
-------------                       ------ --------- ------------
One year or less:
   Investment grade................ $1,072  $1,086       $14
   Below investment grade.......... $   31  $   32       $ 1
More than one year:
   Investment grade................ $  103  $  106       $ 3
   Below investment grade.......... $   29  $   30       $ 1

   As of December 31, 2004 there are no equity securities with a significant decline in fair value from cost.

   See Note 4 (D) for discussion of impairments included in realized gains and losses.

B. Mortgage Loans

(In millions)                                            2004        2003
-------------                                         ----------  ----------
                                                       Min   Max   Min   Max
                                                      ----  ----  ----  ----
The minimum and maximum lending rates during 2004
  and 2003 were as follows:..........................
   City Loans.....................................     4.2%  9.4%  3.9%  7.2%
   Purchase Money Mortgage Loans..................      --%   --%    6%    6%
The Company reduced interest rates on outstanding
  mortgage loans with principal amounts as follows:
   1-2%...........................................    $       --  $       25
   2-3%...........................................            --           8
   over 3%........................................            --          48
During 2004 and 2003, the maximum percentage of any
  one loan to the value of security at the time of
  the loan was:......................................       79.1%       78.5%
..   As of year end, the Company held mortgages with
    interest more than 180 days past due with a
    recorded investment, excluding accrued interest:
    (a)Total interest due on mortgages with interest
       more than 180 days past due                             1          --
..   Current year impaired loans with a related
    allowance for credit losses                               19          90
..   Related allowance for credit losses                        2          16
..   Impaired mortgage loans without an allowance for
    credit losses                                            106         254
..   Average recorded investment in impaired loans            225         277
..   Interest income recognized during the period the
    loans were impaired                                       10          25
..   Amount of interest income recognized on a cash
    basis during the period the loans were impaired            4           1
..   Allowance for credit losses:
      .   Balance at the beginning of the period              16          10
      .   Additions charged to operations                      1           6
      .   Direct write-downs charged against the
          allowance                                          (15)         --
      .   Recoveries of amounts previously charged
          off                                                 --          --
      .   Balance at the end of the period                     2          16

                         NOTES TO FINANCIAL STATEMENTS


At December 31, mortgage loans comprised the following property types and geographic regions:

(In millions)                                       2004   2003
-------------                                      ------ ------
Property type:
   Office buildings............................... $1,020 $2,931
   Retail facilities..............................    743  1,881
   Apartment buildings............................    305    917
   Hotels.........................................    286    909
   Industrial.....................................    321    745
   Other..........................................     49    153
                                                   ------ ------
Total............................................. $2,724 $7,536
                                                   ------ ------

(In millions)                                       2004   2003
-------------                                      ------ ------
Geographic region:
   Central........................................ $  564 $1,824
   Pacific........................................    658  1,749
   Middle Atlantic................................    486  1,153
   South Atlantic.................................    571  1,693
   Mountain.......................................    200    712
   New England....................................    245    405
                                                   ------ ------
Total............................................. $2,724 $7,536
                                                   ------ ------

The fair value of the Company's mortgage loans as of December 31, 2004 and 2003 was $2.9 billion and $8.1 billion, respectively.

C. Debt Restructuring

(In millions)                                          2004 2003
-------------                                          ---- ----
The total recorded investment in restructured loans,
  as of year end...................................... $54  $149
The realized capital losses related to these loans.... $ 9  $ 57

   The Company accrues interest income on impaired loans to the extent it is deemed collectible (delinquent less than 90 days) and the loan continues to perform under its original or restructured contractual terms. Interest income on nonperforming loans is generally recognized on a cash basis.

D. Impairments

   Net realized investment gains and losses included impairments in the value of investments of $23 million in 2004, $128 million in 2003 and $203 million in 2002.

NOTE 5 - JOINT VENTURES, PARTNERSHIPS AND LIMITED LIABILITY COMPANIES

The Company recognized no significant impairment write downs on investments in Joint Ventures, Partnerships and Limited Liability Companies during the year ended December 31, 2004.

The Company recognized the following impairment write-downs during the years ended December 31, 2003 and 2002:

2003

Worcester Center: The Company recognized a $13.6 million impairment due to a significant decrease in the market value due to two major tenants announcing intentions to vacate the building for alternate locations.

                         NOTES TO FINANCIAL STATEMENTS


2002

Worcester Center: The Company recognized a $27.8 million impairment due to a significant change in the extent or manner in which the asset is used. Fair value was determined using the present value of future cash flows generated by the property.

454P00 CORAC, LLC: The Company recognized a $14.2 million impairment due to a significant decrease in the market value of the asset. Fair value was determined using the present value of future cash flows generated by the property.

NOTE 6 - DERIVATIVE INSTRUMENTS

The Company's investment strategy is to manage the characteristics of investment assets (such as duration, yield, currency, and liquidity) to meet the varying demands of the related policy and contract liabilities (such as paying claims, investment returns and withdrawals). As part of this investment strategy, the Company typically uses derivatives to minimize interest rate, foreign currency and equity price risks. The Company routinely monitors exposure to credit risk associated with derivatives and diversifies the portfolio among approved dealers of high credit quality to minimize credit risk. The accounting loss the Company would incur if all dealers completely failed to perform under derivative contracts would be the total positive net fair values by dealers, or $0.1 million and $1.1 million at the end of 2004 and 2003, respectively. The Company does not provide, nor require dealers to provide, collateral to support derivative contracts, except for futures contracts. The Company has segregated in a tri-party arrangement certain long term bonds as collateral under future contracts. Total par value and fair market value at December 31, 2004 were $240.6 million and $224.4 million, respectively.

Under SSAP No. 86, effective January 1, 2003, in order to qualify for hedge accounting the derivative must be designated as a hedge of a specific asset, liability, or anticipated transaction. The specific item to be hedged must expose the reporting entity to a risk and the designated derivative transaction must be highly effective in reducing that exposure. Conditions that expose the reporting entity to risk include changes in fair value, yield, price, cash flows and foreign exchange rates. Under hedge accounting, the derivative is accounted for in a manner consistent with the hedged item.

At December 31, 2004 and 2003, the Company's derivative contracts were as follows (in millions of dollars):

                                                         Carrying
                                         Notional Amount  Amount    Fair Value
                                         --------------- --------  -----------
Derivative                                2004    2003   2004 2003 2004   2003
----------                               ------  ------  ---- ---- ----  -----
Forwards................................ $  112  $2,959  $(2) $(2) $ (2) $(256)
Futures.................................  1,334   1,670   --   --    --     --
Swaps...................................    453     663   --    2   (29)   (15)
Options.................................     96      94   --   --    --     --
                                         ------  ------  ---  ---  ----  -----
Total................................... $1,995  $5,386  $(2) $--  $(31) $(271)
                                         ======  ======  ===  ===  ====  =====

                         NOTES TO FINANCIAL STATEMENTS


The table below presents information about the nature and accounting treatment of the Company's primary derivative financial instruments. Notional amounts are in millions of dollars.

            Notional Amount
            ---------------
Instrument   2004    2003          Risk                 Purpose                   Cash Flows            Accounting Policy
----------  ------  ------         ----                 -------                   ----------            -----------------
Forward     $   --  $2,729  Interest Rate Risk Prior to the April 1, 2004 The Company                Prior to the April 1,
Swaps                                          sale of the retirement     periodically exchanges     2004 sale of the
                                               benefits business, to      the difference between     retirement benefits
                                               hedge fair value changes   variable and fixed rate    business, using
                                               in pension policy          cash flows, to begin at a  hedge accounting,
                                               contracts.                 designated future date.    forward swaps are
                                                                                                     reported at
                                                                                                     amortized cost in
                                                                                                     pension policy
                                                                                                     liabilities. The cash
                                                                                                     flows of forward
                                                                                                     swaps are reported
                                                                                                     with the results of
                                                                                                     the hedged
                                                                                                     liabilities in benefits
                                                                                                     expense.

Futures and  1,434   1,800  Primarily Equity   To hedge domestic and      For futures, the           Under hedge
Foreign                     and Foreign        international equity       Company receives           accounting, futures
Currency                    Currency Risks     market exposures that      (pays) cash daily in the   activity and changes
Forwards                                       guarantee minimum          amount of the change in    in the fair values of
                                               death benefits resulting   fair value of the futures  forward contracts
                                               from changes in variable   contracts. For foreign     are primarily
                                               annuity account values     currency forwards, the     reported in other
                                               based on underlying        Company periodically       revenues. Fair
                                               mutual funds.              exchanges the difference   values of the
                                                                          between domestic and       foreign currency
                                                                          international currencies,  forward contracts
                                                                          to begin at a designated   are reported in
                                                                          future date. The           short-term
                                                                          Company maintains          investments or other
                                                                          foreign currency cash      liabilities. Fair
                                                                          balances to facilitate the values of forward
                                                                          hedge.                     contracts hedging
                                                                                                     foreign currency
                                                                                                     cash balances are
                                                                                                     reported in
                                                                                                     unrealized gains
                                                                                                     and losses and,
                                                                                                     when settled, in
                                                                                                     realized gains and
                                                                                                     losses.

Swaps          312     517  Interest Rate and  To hedge the interest or   The Company                Using hedge
                            Foreign Currency   foreign currency cash      periodically exchanges     accounting, swaps
                            Risk               flows of fixed maturities  cash flows between         are reported at
                                               and mortgage loans to      variable and fixed         amortized cost in
                                               match associated           interest rates or between  fixed maturities.
                                               liabilities. Currency      two currencies for both    Net interest cash
                                               swaps are primarily        principal and interest.    flows are reported
                                               euros, and extend for                                 in net investment
                                               periods of up to 17 years.                            income.

Options         84      80  Interest Rate Risk To hedge the possibility   The Company pays           Using hedge
                                               of policyholder cash       periodic fees to third     accounting, options
                                               surrender when             parties, and may receive   are reported at
                                               underlying investment      or pay cash upon the       amortized cost in
                                               book values are greater    policyholder's surrender   aggregate write-ins
                                               than market values.        of the policy, based on    for invested assets,
                                                                          book and market values     with amortization
                                                                          of underlying              reported in benefits
                                                                          investments at the time    expense.
                                                                          of surrender.

                12      12  Equity Risk        To hedge the effect of     The Company pays an        Using hedge
                                               changes in the liability   up-front fee to third      accounting, options
                                               for reinsurance contracts  parties, and may receive   are reported at fair
                                               covering the excess layer  cash at the end of the     value in aggregate
                                               represented by the index   contract based on the      write-ins for
                                               feature of equity indexed  change in the equity       invested assets,
                                               annuities.                 index.                     with changes in fair
                                                                                                     value reported in
                                                                                                     benefits expense.

                         NOTES TO FINANCIAL STATEMENTS


For the year ended December 31, 2004, the Company realized gains (losses) of $(328.7) million on swaps and $(8.7) million on foreign currency forwards, and $(113.7) million on futures. For the year ended December 31, 2003, the Company realized gains (losses) of $(160.8) million on swaps, $(19.8) million on foreign currency forwards and $(464.7) million on futures.

NOTE 7 - INCOME TAXES

The Company is a member of a consolidated federal income tax sharing agreement and calculates deferred taxes on a separate company, reporting entity basis. The Company's gross deferred tax assets and liabilities are determined by identifying its temporary differences. These temporary differences are measured using a "balance sheet" approach by comparing statutory and tax basis balance sheets for that entity.

A. The components of the net deferred tax asset (liability) at December 31, 2004 and 2003 are as follows:

                                                      December 31, December 31,
(In millions)                                             2004         2003
-------------                                         ------------ ------------
Total of gross deferred tax assets...................    $1,003       $1,245
Total of deferred tax liabilities....................      (216)        (361)
                                                         ------       ------
Net deferred tax asset...............................       787          884
Deferred tax asset nonadmitted.......................      (502)        (404)
                                                         ------       ------
Net admitted deferred tax asset......................    $  285       $  480
                                                         ======       ======
Current year increase (decrease) in deferred tax
  assets nonadmitted.................................    $   98       $ (231)
                                                         ======       ======

B. Deferred tax liabilities are not recognized for the following amounts:

   As of December 31, 2004 and 2003, the Company had a balance of $450 million in its Policyholder Surplus account. This amount will not likely become taxable as a result of enacted tax legislation. Stock life insurance companies may distribute, within a two-year window, amounts from the Policyholder Surplus Account to the parent company without incurring federal income tax.

C. The provision/(recoverable) for incurred taxes on earnings for the years ended December 31, 2004 and 2003 are:

                                       December 31, December 31, December 31,
(In millions)                              2004         2003         2002
-------------                          ------------ ------------ ------------
Federal...............................    $(127)        $172        $(166)
Foreign...............................        1            1            1
                                          -----         ----        -----
Total.................................     (126)         173         (165)
Federal income tax on net capital
  gains...............................      415          (80)         (56)
Utilization of capital loss
  carryforwards.......................       --          (39)          --
                                          -----         ----        -----
Federal and foreign income taxes
  incurred............................    $ 289         $ 54        $(221)
                                          =====         ====        =====

                         NOTES TO FINANCIAL STATEMENTS


The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are as follows:

                                                      December 31, December 31,
(In millions)                                             2004         2003
-------------                                         ------------ ------------
Deferred tax assets:
Other Insurance & Contractholder Liability...........    $  218       $  271
Employee and Retiree Benefit Plans...................       100          121
Deferred Acquisition Costs...........................       169          190
Investments, Net.....................................       143          204
Depreciation and Amortization........................        --            5
Restructuring Costs..................................        32           52
Nonadmitted Assets...................................       155          203
Deferred Gain........................................       153          162
Other................................................        33           37
                                                         ------       ------
Total deferred tax assets............................     1,003        1,245
Nonadmitted deferred tax assets......................      (502)        (404)
                                                         ------       ------
Admitted deferred tax assets.........................    $  501       $  841
                                                         ------       ------

                                                      December 31, December 31,
(In millions)                                             2004         2003
-------------                                         ------------ ------------
Deferred tax liabilities:
Other Insurance and Contractholder Liability.........    $  (27)      $ (129)
Deferred Acquisition Costs...........................        (4)          (3)
Investment Net.......................................       (88)        (104)
Depreciation and Amortization........................       (95)        (124)
Nonadmitted Assets...................................        --           (1)
Other................................................        (2)          --
                                                         ------       ------
Total deferred tax liabilities.......................      (216)        (361)
                                                         ------       ------
Net admitted deferred tax asset......................    $  285       $  480
                                                         ======       ======

The adjusted change in net deferred income taxes is comprised of the following:
(this analysis is exclusive of nonadmitted assets as the Change in Nonadmitted Assets is reported with the Change in Net Deferred Income Taxes in the surplus section of the financial statements).

                                               December 31, December 31,
(In millions)                                      2004         2003     Change
-------------                                  ------------ ------------ ------
Total deferred tax assets.....................    $1,003       $1,245    $(242)
Total deferred tax liabilities................      (216)        (361)     145
                                                  ------       ------    -----
Net deferred tax asset........................    $  787       $  884    $ (97)
Tax effect of unrealized losses...............                             (10)
                                                                         -----
Current year - change in net deferred income
  tax.........................................                           $(107)
                                                                         =====

                         NOTES TO FINANCIAL STATEMENTS


D. The provision for federal and foreign income taxes incurred is different from that which would be obtained by applying the statutory Federal income tax rate to income before income taxes. The significant items causing this difference are as follows:

                                        December 31, December 31, December 31,
(In millions)                               2004         2003         2002
-------------                           ------------ ------------ ------------
Provision computed at statutory rate...    $ 816         $340        $(269)
Foreign tax............................       (2)          (2)          --
Investment items.......................      (22)         (25)           3
IMR....................................     (430)         (11)          --
Affiliate distribution.................      (11)         (76)          --
Other, net.............................       (1)           1           (2)
                                           -----         ----        -----
Total..................................    $ 350         $227        $(268)
                                           =====         ====        =====
Federal and foreign income taxes
  incurred.............................    $ 289         $ 54        $(221)
Change in net deferred income taxes....      107          203         (162)
Tax effect of nonadmitted assets.......      (46)         (30)         115
                                           -----         ----        -----
Total statutory income taxes...........    $ 350         $227        $(268)
                                           =====         ====        =====

E. (1) At December 31, 2004, the Company has utilized all of its net capital loss carryforwards originating in 2002. At December 31, 2003, the Company had no net capital loss carryforwards originating in 2003.

   (2) The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses (in millions):

          2004: $239
          2003: $314

F. The Company's Federal Income Tax return is consolidated with CIGNA Corporation, a Delaware corporation, and the following subsidiaries of CIGNA Corporation.

   (1) CIGNA Corporation

       Arizona Healthplan, Inc.
       CG Individual Tax Benefits Payments, Inc.
       CG Life Pension Benefits Payments, Inc.
       CG LINA Pension Benefits Payments, Inc.
       CIGNA Behavioral Health of California, Inc.
       CIGNA Behavioral Health, Inc.
       CIGNA Benefits Processing Ireland Ltd.
       CIGNA Brazil Holdings, Inc.
       CIGNA Community Choice, Inc.
       CIGNA Dental Health of California, Inc.
       CIGNA Dental Health of Colorado, Inc.
       CIGNA Dental Health of Delaware, Inc.
       CIGNA Dental Health of Florida, Inc.
       CIGNA Dental Health of Illinois, Inc.
       CIGNA Dental Health of Kansas, Inc.
       CIGNA Dental Health of Kentucky, Inc.
       CIGNA Dental Health of Maryland, Inc.
       CIGNA Dental Health of Missouri, Inc.
       CIGNA Dental Health of New Jersey, Inc.
       CIGNA Dental Health of New Mexico, Inc.
       CIGNA Dental Health of North Carolina, Inc.
       CIGNA Dental Health of Ohio, Inc.
       CIGNA Dental Health of Pennsylvania, Inc.
       CIGNA Dental Health of Texas, Inc.
       CIGNA Dental Health of Virginia, Inc.

                         NOTES TO FINANCIAL STATEMENTS


       CIGNA Dental Health Plan of Arizona, Inc.
       CIGNA Dental Health, Inc.
       CIGNA Dental Merger Corporation
       CIGNA Direct Marketing Company, Inc.
       CIGNA Federal Benefits, Inc.
       CIGNA Financial Partners, Inc.
       CIGNA Global Holdings, Inc.
       CIGNA Global Reinsurance Company, Ltd.
       CIGNA Health Corporation
       CIGNA HealthCare Benefits, Inc.
       CIGNA HealthCare Mid-Atlantic, Inc.
       CIGNA HealthCare of Arizona, Inc.
       CIGNA HealthCare of California, Inc.
       CIGNA HealthCare of Colorado, Inc.
       CIGNA HealthCare of Connecticut, Inc.
       CIGNA HealthCare of Delaware, Inc.
       CIGNA HealthCare of Florida, Inc.
       CIGNA HealthCare of Georgia, Inc.
       CIGNA HealthCare of Illinois, Inc.
       CIGNA HealthCare of Indiana, Inc.
       CIGNA HealthCare of Maine, Inc.
       CIGNA HealthCare of Massachusetts, Inc.
       CIGNA HealthCare of New Hampshire, Inc.
       CIGNA HealthCare of New Jersey, Inc.
       CIGNA HealthCare of New York, Inc.
       CIGNA HealthCare of North Carolina Administrators, Inc.
       CIGNA HealthCare of North Carolina, Inc.
       CIGNA HealthCare of Ohio, Inc.
       CIGNA HealthCare of Pennsylvania, Inc.
       CIGNA HealthCare of South Carolina, Inc.
       CIGNA HealthCare of St. Louis, Inc.
       CIGNA HealthCare of Tennessee, Inc.
       CIGNA HealthCare of Texas, Inc.
       CIGNA HealthCare of Utah, Inc.
       CIGNA HealthCare of Virginia, Inc.
       CIGNA HealthCare Preferred of Maine, Inc.
       CIGNA HealthCare Preferred of New Hampshire, Inc.
       CIGNA HealthCare Preferred of New York, Inc.
       CIGNA Holdings Overseas, Inc.
       CIGNA Holdings, Inc.
       CIGNA Insurance Group, Inc.
       CIGNA Insurance Services Company
       CIGNA IntegratedCare, Inc.
       CIGNA Intellectual Property, Inc.
       CIGNA International Corporation (f/k/a CIGNA Worldwide, Incorporated) CIGNA International Finance Inc.
       CIGNA International Investment Advisors, Ltd.
       CIGNA International Services, Inc.
       CIGNA Investment Advisors Inc. (f/k/a TimesSquare Capital Management,
       Inc.)
       CIGNA Investment Group, Inc.
       CIGNA Investments, Inc.
       CIGNA Life Insurance Company of New York
       CIGNA Managed Care Benefits Company
       CIGNA Mezzanine Capital, Inc.
       CIGNA Mezzanine Partners, III, Inc.
       CIGNA Printing, Inc.
       CIGNA RE Corporation
       CIGNA Realty Resources, Inc.-Twelfth
       CIGNA Resource Manager, Inc.
       CIGNA Retirement Benefits Services, Inc.
       CIGNA Worldwide Insurance Company (formerly INA International Insurance Company)
       Congen Properties, Inc.
       Connecticut General Benefit Payments, Inc.
       Connecticut General Corporation

                         NOTES TO FINANCIAL STATEMENTS


       Connecticut General Life Insurance Company
       Connecticut General Realty Resources, Inc.-Fourth
       Cottage Grove Real Estate, Inc. (f/k/a Silverbrook Real Estate and Development Company)
       Cottage Grove Vessels, Inc.
       Healthsource Benefits, Inc.
       Healthsource Indiana, Inc.
       Healthsource Management, Inc.
       Healthsource Properties, Inc.
       Healthsource South, Inc.
       Healthsource, Inc.
       International Rehabilitation Associates, Inc.
       INTRACORP, Inc.
       Life Insurance Company of North America
       LINA Benefit Payments, Inc.
       Linatex, Inc. Malrosian, Inc.
       MCC Independent Practice Association of New York, Inc.
       Cottage Grove Real Estate, Inc. (formerly SilverBrook Real Estate and Development Company)
       Tel-Drug, Inc.

   CIGNA Corporation's indirectly wholly-owned domestic subsidiary insurance companies have entered into a Consolidated Federal Income Tax Agreement (the "Agreement") which became effective as of April 1, 1982. The Agreement sets forth the method of allocation of federal income taxes for CIGNA Corporation and its wholly-owned domestic subsidiaries, including insurance subsidiaries. The Agreement provides for immediate reimbursement to companies with net operating losses to the extent that their losses are used to reduce consolidated taxable income; while those companies with current taxable income as calculated under federal separate return provision, are liable for payments determined as if they had each filed a separate return. However, current credit is given for any foreign tax credit, operating loss or investment tax credit carryovers actually used in the current consolidated return.

NOTE 8 - INFORMATION CONCERNING PARENT, SUBSIDIARIES AND AFFILIATES

The Company is indirectly owned by CIGNA Corporation.

The Company and certain related parties have entered into service contracts and cost-sharing arrangements. These arrangements include providing or being provided with computer, claims, policy writing, maintenance and other services, as well as equipment, supplies and office space. CIGNA Corporation, the ultimate parent company, allocates to the Company its share of operating expenses incurred at the corporate level. The Company also allocates a portion of its operating expenses to affiliated companies for whom it performs certain administrative services.

   (1) The Company was provided certain rehabilitation, utilization review and medical bill review services by International Rehabilitation Associates, Inc. d/b/a INTRACORP ("IRA"). IRA recorded revenue from the Company for such services of approximately $58.9 million in 2004, $30.5 million in 2003 and $137.1 million in 2002. The Company and IRA are both direct subsidiaries of Connecticut General Corporation ("CGC"), an indirect subsidiary of CIGNA Corporation.

   (2) The Company has contracted with CIGNA Investments, Inc. ("CII") for investment advisory services. The Company and CII are indirect subsidiaries of CIGNA Holdings, Inc., which is a direct subsidiary of CIGNA Corporation. The Company paid CII $20.9 million in 2004, $34.1 million in 2003 and $31.8 million in 2002 for these services.

   (3) The Company has an arrangement with its affiliate CIGNA Health Corporation and its subsidiaries and affiliates for the provision of provider networks and other administrative services for group health benefit plans insured or administered by the Company. CG Life paid $780.1 million in 2004, $950.0 million in 2003 and $963.6 million in 2002 under this arrangement, called the Network Access Agreement. There were no fees pertaining to open access or for preferred provider organizations during 2004. Open access fees were $15.3 million in 2003 and $29.5 million in 2002. Preferred provider organization fees were $5.3 million in 2003 and $12.4 million in 2002. CG Life and CIGNA Health Corporation are both direct subsidiaries of CGC, an indirect subsidiary of CIGNA Corporation.

   (4) CIGNA Corporation allocated corporate overhead expenses of approximately $82.2 million in 2004, $112.5 million in 2003 and $101.5 million in 2002, to the Company. With the exception of a limited number of expenses held at the corporate level

                         NOTES TO FINANCIAL STATEMENTS

       such as expenses relating to investments and the servicing of debt, all operating expenses of CIGNA Corporation were allocated. These allocations were based on work effort studies and other appropriate methods, while other expenses such as outside legal fees were directly charged to the related company.

   (5) The Company paid CIGNA Benefits Processing Ireland, Ltd ("CBPI") $6.8 million in 2004, $6.0 million in 2003 and $3.3 million in 2002 for providing claims processing services. The Company and CBPI are direct subsidiaries of CGC.

   (6) The Company has an arrangement with CIGNA Behavioral Health, Inc. ("CIGNA Behavioral"), under which CIGNA Behavioral provides utilization review and other administrative services for the Company in connection with group coverage for mental health and substance abuse. CIGNA Behavioral also develops provider networks and/or acts as the preferred or exclusive provider organization. The Company incurred fees of approximately $ 18.7 million in 2004, $18.5 million in 2003 and $15.3 million in 2002, to CIGNA Behavioral under these arrangements. The Company and CIGNA Behavioral are direct subsidiaries of CGC, which is an indirect subsidiary of CIGNA Corporation.

   (7) Under a third party administrator agreement with the Company, CIGNA Behavioral administers fully insured contracts with employer groups. Funds are maintained in the Company's bank account from which CIGNA Behavioral reimburses itself for administrative fees and pays claims. Net proceeds are remitted to the Company quarterly. CIGNA Behavioral collected premiums of $16.3 million in 2004, $15.5 million in 2003, and $16.6 million in 2002. Administrative fees retained by CIGNA Behavioral were $4.4 million in 2004, $4.7 million in 2003 and $4.4 million in 2002. Claims paid by CIGNA Behavioral out of the Company account were $9.1 million in 2004, $8.7 million in 2003 and $8.9 million in 2002.

   (8) Prior to April 2004, certain employees of the Company were registered representatives of CIGNA Financial Services, Inc. ("CFS"), or otherwise provide services to CFS. CFS is a registered broker dealer that was sold to an affiliate of Prudential Financial, Inc, effective April 1, 2004. CFS also served as a broker dealer for purchases and sales of non-affiliated mutual funds by the Company separate accounts to fund retirement plans of the Company's clients. The Company received revenue of approximately $2.1 million in 2004, $9.4 million in 2003 and $15.7 million in 2002 from these arrangements. Also, CFS served as the principal underwriter of the Company's registered variable annuity and life business. Prior to April 1, 2004 CFS was a direct subsidiary of CGC.

   (9) The cumulative amounts charged by the Company for postretirement benefit costs other than pensions amounted to $30.6 million in 2004, $19.4 million in 2003 and $11.5 million in 2002.

  (10) Amounts due to the Company (Affiliate Billings) at December 31, 2004 and 2003 were $111.4 million and $92.3 million, respectively, which were comprised of charges by the Company for certain administrative fees for management, claims, data processing, and other services.

  (11) The Company is the sole member of Center City Realty, LLC ("Center City"), which is a limited liability company licensed as a real estate broker. The Company has entered into an Agency Agreement with Center City, which appoints Center City as agent with regard to the negotiation of real estate leases. Center City will employ services of third party brokers to assist in negotiating the leases, and expects to receive a share of the real estate brokerage commissions paid by landlords in connection with the Company's committing to the leases.

  (12) CIGNA Dental Health, Inc. ("CDH"), an affiliate, has an Administrative Services Agreement with the Company. The Company provides billing and collection services and forwards data and premiums to CDH on a monthly basis. Such premiums amounted to $244.5 million in 2004, $250.83 million in 2003 and $264.3 million in 2002. CDH paid the Company $5.7 million in 2004, $7.5 million in 2003 and $7.7 million in 2002, in conjunction with such services, of which the Company paid the appropriate amount directly to taxing authorities and licensed agents. Additionally, CDH provides certain administrative services including claim administration and received $18.1 million for such services in 2004 and $19.2 million in 2003. CDH and the Company are both direct subsidiaries of CGC, an indirect subsidiary of CIGNA Corporation.

  (13) The Company has contracted with CIGNA Investment Advisors, Inc. ("CIA"), formerly named TimesSquare Capital Management, Inc. for investment advisory services. The Company and CIA are indirect subsidiaries of CIGNA Holdings, Inc., which is a direct subsidiary of CIGNA Corporation. During 2004 and 2003, amounts owed by the Company to CIA were $8.7 million and $25.5 million, respectively, for these services.

                         NOTES TO FINANCIAL STATEMENTS


  (14) Effective December 31, 2003, the Company entered into a mortality risk reinsurance agreement with Arbor Reinsurance Company, Limited ("Arbor") to retrocede mortality risk on a portion of its variable annuity with guaranteed minimum death benefit (GMDB) business. Premium paid to Arbor was $3.6 million and $1.9 million in 2004 and 2003 respectively. Arbor and the Company are both direct subsidiaries of CGC, an indirect subsidiary of CIGNA Corporation.

NOTE 9 - DEBT

As of December 31, 2004, the company had a line of credit agreement with an affiliate company, CIGNA Holdings, Inc. in the amount of $600 million. As of December 31, 2004, there was an outstanding balance of $50.0 million, which was repaid in January 2005.

NOTE 10 - RETIREMENT PLANS, DEFERRED COMPENSATION, POSTEMPLOYMENT BENEFITS AND COMPENSATED ABSENCES AND OTHER POSTRETIREMENT BENEFIT PLANS

The Company is indirectly a wholly owned subsidiary of CIGNA which sponsors a noncontributory, defined benefit pension plan (the "Pension Plan") covering substantially all employees of the Company who are employed in the United States or who are U.S. citizens employed outside the country.

All contributions to the Pension Plan are made by CIGNA. As a matter of policy, contributions to the Pension Plan by CIGNA satisfy the minimum funding requirements of the Employee Retirement Income Security Act of 1974 (ERISA).

Pension expense allocated to the Company was $104.8 million in 2004, $45.8 million in 2003, and $25.7 million in 2002 based on salary ratios.

The Company also participates in the CIGNA 401(k) Plan (the "Savings Plan") which is sponsored by CIGNA. Employees are eligible to participate in the Savings Plan immediately upon hire; however, a one year of service requirement applies to eligibility to receive company contributions. Expense allocated to the Company was $24.2 million in 2004, $22.7 million in 2003 and $23.0 million in 2002 based primarily on employees' eligible plan contributions.

In 1991, CIGNA shareholders approved the CIGNA Corporation Stock Plan ("Stock Plan") under which the salaried officers and other key employees of the Company are eligible to be awarded shares of CIGNA Common Stock in the form of stock options, restricted stock grants or grants of CIGNA Common Stock in lieu of cash payable under other incentive plans. The Stock Plan permits the deferral under the terms of Deferred Compensation Plan (see below) of the receipt of shares granted in lieu of cash. The Stock Plan also permits the Committee to award dividend equivalent rights (the right to receive, currently or on a deferred basis, payments in cash or CIGNA Common Stock equal to the amount of dividend declared and paid on a number of shares of CIGNA Common Stock as specified by the Committee).

In 1995, CIGNA shareholders approved a new Long-Term Incentive Plan ("LTIP") that provides for the same kinds of stock awards as the Stock Plan.

The People Resource Committee of the Board of Directors (the Committee) awards stock options, restricted stock and deferred stock to certain employees. In 2004 and 2003, the Committee awarded restricted stock and stock options to eligible officers under the Stock Plan and LTIP. Cost allocated to the Company for restricted stock awards was $3.6 million in 2004, and $6.8 million in 2003 and $9.3 million in 2002 based on specific awards.

The Company offers the CIGNA Deferred Compensation Plan to officers and key employees pursuant to which they may defer receipt of all or part of their compensation. The amount of compensation deferred is not funded but represents a general liability of CIGNA and participating affiliates including the Company. Currently, deferred cash compensation is credited with interest at the rate paid on contributions to the Fixed Income Fund of the Savings Plan.
Certain officers and key employees also have the option of selecting to have deferred cash compensation credited with interest at the rate paid under the Savings Plan's other investment funds. Deferred compensation which would have otherwise been payable in CIGNA Common Stock is hypothetically invested in the same number of Common Stock equivalent units as the number of shares which would have been paid if such compensation had not been deferred. An amount equal to cash dividends that would have been paid on such hypothetically invested Common Stock is deemed to have been paid and hypothetically invested in the same way as deferred cash compensation. At a future date or dates selected by each participant, the aggregate of amounts deferred and hypothetical investment results is distributed either in a lump sum or in installments, in which case unpaid installments continue to be credited with interest. Compensation deferred by officers and key employees that was otherwise

                         NOTES TO FINANCIAL STATEMENTS

payable in Common Stock is distributed in Common Stock. The deferred compensation obligation for the Company was $63.7 million and $76.1 million as of December 31, 2004 and 2003, respectively.

In addition to pension benefits, the Company participates in health care and life insurance benefit plans sponsored by CIGNA for retired employees, spouses and other eligible dependents. A substantial portion of the employees of the Company and its affiliates may become eligible for these benefits upon retirement. In the first quarter of 1993, CIGNA elected to amortize the transition obligation for retirees and fully eligible employees over twenty years. CIGNA pays claims as they are incurred.

Expenses allocated to the Company were $9.0 million in 2004; $30.2 million in 2003 and $25.8 million in 2002 based on a combination of salary and headcount ratios and include amortization of the transition obligation.

NOTE 11 - CAPITAL AND SURPLUS, SHAREHOLDERS' DIVIDEND RESTRICTIONS AND QUASI-REORGANIZATIONS

The Company has 5,978,322 shares authorized, issued and outstanding as of December 31, 2004 and 2003, with a par value of $5.00. There are no other classes of capital stock.

Dividends on Company stock are paid as declared by its Board of Directors. According to the bylaws of the Company, all statutory profits earned upon the nonparticipating class of business may be paid out as dividends to stockholders. The Company's dividends are noncumulative. The State of Connecticut restricts dividend payments to the greater of 10% of the prior year's surplus or net gain from operations after dividends to policyholders and federal income taxes but before realized capital gains or losses.

The maximum dividend payout that may be made without prior approval in 2005 is $660.9 million. In 2004, the maximum payout that could have been made without prior approval was $591.2 million. The Company paid $330.9 million in 2004, $300.0 million in 2003 and $350.0 million in 2002 of noncumulative, common dividends. The dividends paid in 2004 in excess of $229.8 million were deemed extraordinary and prior approval of the Insurance Commissioner was obtained.

The portion of unassigned surplus represented or reduced by each item below for the years ended December 31, 2004 and 2003 is as follows:

                                         December 31, December 31,
(In millions)                                2004         2003
-------------                            ------------ ------------
Unrealized gains and losses.............     $ 97         $ 63
Nonadmitted asset values................     $950         $985
Separate account business...............     $ 51         $ 51
Asset valuation reserves................     $212         $230
Reinsurance in unauthorized companies...     $ 33         $ 34

NOTE 12 - CONTINGENCIES

A. Contingent Commitments

   The Company is contingently liable for financial guarantees provided in the ordinary course of business on the repayment of principal and interest on certain industrial revenue bonds. The industrial revenue bonds guaranteed directly by the Company have remaining maturities of up to 3 years. The guarantees provide for payment of debt service only as it becomes due; consequently, an event of default would not cause an acceleration of scheduled principal and interest payments. The principal amount of the bonds guaranteed by the Company was $13 million at December 31, 2004 and 2003. In the event of default, the underlying real estate values would be made available to fund the exposure. At December 31, 2004 and 2003, the values reduce the contingency to an immaterial amount. Revenues in connection with industrial revenue bond guarantees are derived principally from equity participation in the related projects and are included in net investment income as earned.

   As of December 31, 2004, the Company had commitments to contribute equity of $35 million to real estate joint ventures and $25 million to a new partnership that holds loans to entities that invest in real estate. The Company expects to disburse most of these amounts by 2006.

                         NOTES TO FINANCIAL STATEMENTS


   The Company guaranteed construction loans of $26 million as of December 31, 2004 and 2003 related to real estate joint venture investments. The loans are secured by joint venture real estate property with fair values in excess of the loan amounts and mature by 2008, including extension options. The Company would be required to repay the construction loans if permanent financing could not be obtained. There were no liabilities required for these guarantees as of December 31, 2004 or 2003.

B. Assessments

   The Company has recorded $10.2 million and $10.8 million in guaranty fund receivables as of December 31, 2004 and 2003, respectively, and $7.9 million and $8.3 million in guaranty fund liabilities as of December 31, 2004 and 2003, respectively.

C. All Other Contingencies

   Run-off Reinsurance Operations

   The Company's reinsurance operations, which were discontinued in 2000 and are now an inactive business in run-off mode, reinsured a guaranteed minimum death benefit under certain variable annuities issued by other insurance companies. These variable annuities are essentially investments in mutual funds combined with a death benefit. The Company has equity market exposures as a result of this product. The Company has also written reinsurance contracts with issuers of variable annuity contracts that provide annuitants with certain guarantees related to minimum income benefits. The reserves for these products were calculated in accordance with guidelines published by the NAIC, and meet the requirements of the Insurance Law and regulation of the state of Connecticut.

   The run-off reinsurance operations participate in a workers' compensation reinsurance pool, which ceased accepting new risks in early 1999. This pool was formerly managed by Unicover Managers, Inc. Although arbitration over the most significant reinsurance (retrocessional) contracts for the pool was completed in 2002, some disputes over collection of amounts due to the Company from the retrocessionaires continue and may require further arbitration actions to resolve. Also, disputes and arbitrations regarding other reinsurance (retrocessional) contracts for the pool remain and may not be resolved for some time.

   The run-off reinsurance operations also include other workers' compensation reinsurance contracts, as well as personal accident reinsurance contracts. The Company obtained retrocessional reinsurance coverage for a significant portion of its liabilities under these contracts. Some of these retrocessionaires have disputed the validity of their contracts with the Company. Several of these disputes were settled in 2004 and several remain in arbitration. These arbitrations are expected to be resolved in 2005 and 2006. The Company also bears the risk of loss if the retrocessionaires are unable to meet their reinsurance obligations to CIGNA.

   In 2002, the Company recorded a pre-tax charge of $232 million based on the outcome of the Unicover arbitration in the fourth quarter of 2002, as well as a review of other exposures for the run-off reinsurance operations and workers' compensation and personal accident reinsurance exposures. This charge was net of ceded premiums returned to the Company of $47 million pre-tax. Unfavorable claims experience related to workers' compensation and personal accident exposures is possible and could result in future losses, including losses attributable to the inability to recover amounts from retrocessionaires (either due to disputes with the retrocessionaires or their financial condition).

   The Company's reserves for amounts recoverable from retrocessionaires, as well as for reserves for liabilities associated with underlying reinsurance exposures assumed by the Company, are considered appropriate as of December 31, 2004, based on current information. However, it is possible that future developments regarding these matters could have a material adverse effect on the Company's results of operations, and in certain situations, could have a material adverse effect on CIGNA's financial condition.

   Employee Benefits Regulation

   The business of administering and insuring employee benefit programs, particularly health care programs, is heavily regulated by federal and state laws and administrative agencies, such as state departments of insurance and the federal Departments of Labor and Justice, as well as the courts. Regulation and judicial decisions have resulted in changes to industry and business practices for CIGNA and certain subsidiaries (including the Company) and will continue to do so in the future. In addition, CIGNA's subsidiaries (including the Company) are routinely involved with various claims, lawsuits and regulatory audits and investigations that could result in financial liability, changes in business practices, or both. Health care regulation in its various forms could have an adverse effect on the Company's and other CIGNA subsidiaries' health care operations if it inhibits their ability to respond to market demands or results in increased medical or administrative costs without improving the quality of care or services.

                         NOTES TO FINANCIAL STATEMENTS


   In 2004, the United States Supreme Court ruled in CIGNA's favor, in a case involving a CIGNA subsidiary, by ruling that the Employee Retirement Income Security Act (ERISA) preempts a state law tort claim in circumstances involving a determination, based on medical judgment, that benefits were not covered. Under ERISA, plan participants have access to internal and external appeals processes to resolve coverage disputes and may bring action in the federal courts to resolve health care coverage issues.

   Litigation and Other Legal Matters

   In 2004, a Florida federal court handling multi-district health care litigation against CIGNA and certain subsidiaries (including the Company) and several health care industry competitors approved a settlement agreement between the physician class and CIGNA, and dismissed all claims by the physician class members against CIGNA. CIGNA, its subsidiaries (including the company) and the non-physician class have announced a settlement agreement and the court has scheduled a fairness hearing on the proposed settlement for April 2005.

   In 2004, CIGNA, other insurance companies and certain insurance brokers received subpoenas from the New York Attorney General, the Connecticut Attorney General and their other state regulators relating to their investigations of broker compensation. During the third quarter of 2004, the New York Attorney General brought suit against a large insurance broker, alleging that the broker sought rigged bids from, and steered business to, certain property and casualty insurers with whom it had contingent compensation arrangements. During the fourth quarter of 2004, he filed suit against Universal Life Resources (ULR), a disability and accident insurance broker. CIGNA is mentioned in the complaint but is not a defendant. Separately, two purported class action lawsuits have been filed against ULR and several group life, disability and accident insurance companies, including CIGNA subsidiaries, Connecticut General Life Insurance Company and CIGNA Life Insurance Company of New York, asserting among other things, that contingent commissions are unlawful. In addition, the California insurance commissioner filed suit against ULR and several insurance holding companies, including CIGNA, seeking injunctive and monetary relief. CIGNA and the Company are cooperating with the inquiries by the New York and Connecticut Attorneys General and other state regulators and disagrees with the assertions against it in the lawsuits.

   In 2004, the New York Attorney General commenced a lawsuit against Express Scripts, Inc., ESI Mail Pharmacy, the Company and one of the Company's affiliates. Under an agreement with the Company, Express Scripts is responsible for administering the prescription drug benefit program under New York State's principal employee health plan, the Empire Plan. The Company insures the prescription drug benefit program and holds the contract with the New York State Department of Civil Service. The complaint primarily focuses on administration of the prescription drug benefit program.

   CIGNA and its subsidiaries (including the Company) are routinely involved in numerous claims, lawsuits, regulatory audits, investigations and other legal matters arising, for the most part, in the ordinary course of the business of administering and insuring employee benefit programs. An increasing number of claims are being made for substantial non-economic, extra-contractual or punitive damages. The outcome of litigation and other legal matters is always uncertain, and outcomes that are not justified by the evidence can occur. CIGNA and its subsidiaries (including the Company) believe that they have valid defenses to the legal matters pending against them and are defending themselves vigorously. Nevertheless, it is possible that resolution of one or more of the legal matters currently pending or threatened could result in losses material to the Company's results of operations, liquidity or financial condition.

NOTE 13 - LEASES

Rental expenses for operating leases, principally for office space, amounted to $90 million in 2004, $87 million in 2003 and $77 million in 2002. At
December 31, 2004, the aggregate future minimum rental payments, reduced by minimum sublease rentals of $16.0 million under leases having initial or remaining non-cancelable lease terms in excess of one year are as follows (in millions): $80 in 2005, $59 in 2006, $55 in 2007, $45 in 2008, $37 in 2009 and
$144 in years after 2009.

                         NOTES TO FINANCIAL STATEMENTS


NOTE 14 - GAIN OR LOSS TO THE INSURER FROM UNINSURED A&H PLANS AND THE UNINSURED PORTION OF PARTIALLY INSURED PLANS

A. ASO Plans

   Information with regard to the profitability of Administrative Services Only
   (ASO) uninsured accident and health plans and the uninsured portion of partially insured plans was as follows:

                                     2004

                                             ASO    Uninsured Portion
                                          Uninsured   of Partially
(In millions)                               Plans     Insured Plans   Total ASO
-------------                             --------- ----------------- ---------
Net reimbursement for administrative
  expenses (including administrative
  fees) in excess of actual expenses.....  $     8       $   (1)       $     7
Total net other income or expenses
  (including interest paid to or
  received from plans)...................       --           --             --
                                           -------       ------        -------
Net gain or (loss) from operations.......  $     8       $   (1)       $     7
                                           =======       ======        =======
Total claim payment volume...............  $18,323       $1,735        $20,058
                                           =======       ======        =======

                                     2003

                                             ASO    Uninsured Portion
                                          Uninsured   of Partially
(In millions)                               Plans     Insured Plans   Total ASO
-------------                             --------- ----------------- ---------
Net reimbursement for administrative
  expenses (including administrative
  fees) in excess of actual expenses.....  $   148       $   24        $   172
Total net other income or expenses
  (including interest paid to or
  received from plans)...................       --           --             --
                                           -------       ------        -------
Net gain or (loss) from operations.......  $   148       $   24        $   172
                                           =======       ======        =======
Total claim payment volume...............  $17,734       $1,918        $19,651
                                           =======       ======        =======

                                     2002

                                             ASO    Uninsured Portion
                                          Uninsured   of Partially
(In millions)                               Plans     Insured Plans   Total ASO
-------------                             --------- ----------------- ---------
Net reimbursement for administrative
  expenses (including administrative
  fees) in excess of actual expenses.....  $   178       $   20        $   198
Total net other income or expenses
  (including interest paid to or
  received from plans)...................       --           --             --
                                           -------       ------        -------
Net gain or (loss) from operations.......  $   178       $   20        $   198
                                           =======       ======        =======
Total claim payment volume...............  $15,096       $1,888        $16,984
                                           =======       ======        =======

                         NOTES TO FINANCIAL STATEMENTS


B. ASC Plans

   Information with regard to the profitability of Administrative Services Contract (ASC) uninsured accident and health plans and the uninsured portion of partially insured plans was as follows:

                                     2004

                                             ASC    Uninsured Portion
                                          Uninsured   of Partially
(In millions)                               Plans     Insured Plans   Total ASC
-------------                             --------- ----------------- ---------
Gross reimbursement for medical cost
  incurred...............................  $ 2,236        $ 273        $ 2,509
Gross administrative fees accrued........      140           24            164
Other income or expenses (including
  interest paid to or received from
  plans).................................       --           (1)            (1)
Gross expenses incurred (claims and
  administrative)........................   (2,362)        (289)        (2,651)
                                           -------        -----        -------
   Total gain or loss from operations....  $    14        $   7        $    21
                                           =======        =====        =======

                                     2003

                                             ASC    Uninsured Portion
                                          Uninsured   of Partially
(In millions)                               Plans     Insured Plans   Total ASC
-------------                             --------- ----------------- ---------
Gross reimbursement for medical cost
  incurred...............................  $ 4,387        $ 349        $ 4,736
Gross administrative fees accrued........      287           27            314
Other income or expenses (including
  interest paid to or received from
  plans).................................       --           --             --
Gross expenses incurred (claims and
  administrative)........................   (4,717)        (368)        (5,085)
                                           -------        -----        -------
   Total gain or loss from operations....  $   (43)       $   8        $   (35)
                                           =======        =====        =======

                                     2002

                                             ASC    Uninsured Portion
                                          Uninsured   of Partially
(In millions)                               Plans     Insured Plans   Total ASC
-------------                             --------- ----------------- ---------
Gross reimbursement for medical cost
  incurred...............................  $ 5,343        $ 336        $ 5,679
Gross administrative fees accrued........      350           36            386
Other income or expenses (including
  interest paid to or received from
  plans).................................       --          (49)           (49)
Gross expenses incurred (claims and
  administrative)........................   (5,691)        (354)        (6,045)
                                           -------        -----        -------
   Total gain or loss from operations....  $     2        $ (31)       $   (29)
                                           =======        =====        =======

   Revenue from the Company's Medicare contract, consisted of $78 million in 2004, $70 million in 2003 and $68 million in 2002 for administrative expenses.

NOTE 15 - DIRECT PREMIUMS WRITTEN BY MANAGING GENERAL AGENTS/THIRD PARTY ADMINISTRATORS

The Company had direct written premiums of $126.6 million in 2004, $141.9 million in 2003 and $142.6 million in 2002 through various general and managing agents and third party administrators.

                         NOTES TO FINANCIAL STATEMENTS


NOTE 16 - OTHER ITEMS

Operational Effectiveness Review

In the first quarter of 2004, the Company adopted a restructuring program associated with planned organization changes to streamline functional support resources and to adjust its operations to current business volumes. For 2004, the Company incurred severance costs of $30.8 million and real estate and other costs of $8.9 million. As of December 31, 2004 the Company has liability balances for severance costs of $8.4 million and real estate costs of $6.7 million.

Health Care Restructuring

As of December 31, 2004, the Company has liability balances for real estate costs of $13.2 related to a restructuring program adopted in the fourth quarter of 2002 to realign the organizational structure and operations of the health care business.

In the fourth quarter of 2002, the Company adopted a restructuring program primarily to realign the organizational structure and objectives of its health care business. As a result, the Company recognized in operating expenses an after-tax charge of $73.9 million ($113.6 million pre-tax). For 2003, the Company paid severance costs of $64.3 million and real estate costs of $10.4 million, pre-tax. As of December 31, 2003, the Company had a remaining liability of $10.9 million for severance costs and $25.7 million for real estate costs.

Derivatives Hedge Program

In August 2002, the Company implemented a derivatives hedging program to substantially reduce future exposure to changes in equity markets for GMDB contracts that guarantee certain minimum death benefits based on unfavorable changes in variable annuity account values. Under this program, the Company sold exchange-traded futures contracts to minimize the effect of changes in account values caused by equity market changes, and entered foreign currency forward contracts to reduce exposure to foreign exchange fluctuations. Under futures contracts, the Company settles cash daily, and under forward contracts it settles cash quarterly, in the amount of the change in fair value of the contracts. The Company recorded hedging gains (losses) of approximately $(166) million in 2004, $(554) million in 2003 and $87 million in 2002. At
December 31, 2004 and 2003, the notional amount of the related open derivative contracts was $1.4 billion and $1.8 billion, respectively.

At December 31, 2004 and 2003, the Company has collateral, with a total par amount of $ 240.5 million and $233.9, respectively, pledged to brokers under futures contracts.

NOTE 17 - REINSURANCE

The Company has retained reinsurance for 30% of the risk on guaranteed minimum income benefit contracts, at a rate in excess of the premium collected. A deficiency reserve has been set up to account for this difference.

                         NOTES TO FINANCIAL STATEMENTS


NOTE 18 - GUARANTEED MINIMUM LIVING AND DEATH BENEFIT

(In millions)
-------------
                             Waiting
               Guaranteed    Period    Account Total Related   Gross              Reinsurance
 Guaranteed      Living     Remaining   Value     Account    Amount of Portion of   Reserve
Death Benefit  Benefit (s)   (years)   Related     Value      Reserve  Reinsured    Credit
-------------  ----------- ----------- ------- ------------- --------- ---------- -----------
1 year Ratchet 5% Rollup,       0      $  241                            6% death
                6% Rollup       1         627                             benefit
                                2       1,030                          45% living
                           3 and after    822     $35,734     $1,072      benefit    $135
                                       ------
                                       $2,720
                                       ======
        Hybrid       None      N/A        N/A     $ 2,016     $   36           5%    $  2
         Reset       None      N/A        N/A     $ 3,147     $    5           5%    $ --
                                0      $    1                            6% death
                                1          67                             benefit
                                2           3                          49% living
     5% Rollup  5% Rollup  3 and after     16     $   817     $   68      benefit    $  5
                                       ------
                                       $   87
                                       ======
           ROP       None      N/A        N/A     $   775     $    9           3%    $ --
 Other Ratchet       None      N/A        N/A     $ 2,515     $   25           4%    $  1
               3% Rollup,       0      $  444                           30% death
                4% Rollup       1          54                             benefit
                   and 6%       2          18                          49% living
  Other Rollup     Rollup  3 and after    107     $   698     $   56      benefit    $ 20
                                       ------
                                       $  623
                                       ======

Notes

  i) Hybrid benefits comprise combinations of ratchets, rollup and reset benefits.
  ii) Living-benefit reserves are obtained by using their associated account values to prorate their aggregate client-level reserve.
  iii) Death benefit reserves include one-time cash-flow testing adjustment of $60m retained.

NOTE 19 - RETROSPECTIVELY RATED CONTRACTS AND CONTRACTS SUBJECT TO
REDETERMINATION

The Company estimates accrued retrospective premium adjustments for its group health insurance business through a mathematical approach using an algorithm of the Company's underwriting rules and experience rating practices.

The amount of net premiums written by the Company that are subject to retrospective rating features was $3.7 billion in 2004, 4.3 billion in 2003 and $4.4 billion in 2002, respectively, that represented 78.4%, 83.3% and 84.1% respectively, of the total net premiums written for group health. No other net premiums written by the Company are subject to retrospective rating features.

                         NOTES TO FINANCIAL STATEMENTS


NOTE 20 - HEALTH CARE RECEIVABLES

Pharmaceutical Rebate Receivables

The Company's methodology for estimating pharmaceutical rebate receivables is based on actual utilization experiences and manufacturers' contracted rate.

(In millions)
--------------------------------------------------------------------------------------------------------------------------
                                                           Actual Rebates        Actual Rebates         Actual Rebates
                Estimated Pharmacy                       Collected Within 90 Collected Within 91 to  Collected More Than
              Rebates as Reported on Pharmacy Rebates as Days of Invoicing/  180 Days of Invoicing/     180 Days After
Quarter Ended  Financial Statements  Invoiced/Confirmed     Confirmation          Confirmation      Invoicing/Confirmation
------------- ---------------------- ------------------- ------------------- ---------------------- ----------------------
  12/31/04...          $69                   $63                 $--                  $--                     --
  09/30/04...           87                    61                  49                   --                     --
  06/30/04...           78                    63                  53                    9                     --
  03/31/04...           88                    71                  48                   18                      2
  12/31/03...          $69                   $68                 $57                  $--                    $--
  09/30/03...           69                    68                  59                    6                     --
  06/30/03...           64                    67                  47                   19                     --
  03/31/03...           63                    75                  68                    4                     --

NOTE 21 - PREMIUM DEFICIENCY RESERVES

As of December 31, 2004 and 2003, the Company had liabilities of $15.9 million and $10.8 million respectively, related to premium deficiency reserves on accident and health contracts. The Company did not consider anticipated investment income when calculating its premium deficiency reserves on these contracts.

NOTE 22 - RESERVES FOR LIFE CONTRACTS AND DEPOSIT-TYPE CONTRACTS

The Company generally waives deduction of deferred fractional premiums upon death of insured and returns any portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

Ordinary policies issued substandard are valued on the multiple table reserve basis. A reserve of 50% of the net extra premiums is carried on policies with flat extra premiums.

The Company has issued or assumed substandard policies either with rated-up age, or with extra premium, temporary or otherwise, or at a special scale of premiums. In the case of those with rated-up age, the valuation is done at such rated-up age or an equivalent percentage rating.

As of December 31, 2004 and 2003, the Company had $2.6 billion and $2.8 billion, respectively, of insurance in force for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. As of December 31, 2004 and 2003, reserves to cover the above insurance totaled $21.0 million and $23.9 million, respectively.

With respect to group insurance, group pension, settlement annuities, individual insurance, and special marketing operations, Tabular Interest, Tabular Less Actual Reserves Released, and Tabular Cost have been determined by formula as described in the NAIC instructions. With respect to reinsurance operations, please see the description of reserve calculations in Note 12. With respect to corporate insurance operations, these items have been determined from a combination of the formula described in the NAIC instructions. With respect to international operations, these items are calculated and developed by formulas established in the TRITON valuation system, the program used in establishing legally computed reserves.

Tabular interest on funds not involving life contingencies was determined from the basic data for the calculation of deposit fund liabilities.

                         NOTES TO FINANCIAL STATEMENTS


For some group insurance operations, interest is credited annually on the prior year reserve balance plus the current year cash flow. The credited rate is equal to the declared GUL cash accumulation fund rate less the spread stipulated in the contract.

Significant other increases include changes in reserves due to variation in the ordinary life insurance line of business and group annuity New York minimum reserve adjustments.

NOTE 23 - ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit-Type Contract Funds and Other Liabilities Without Life or Disability Contingencies as of December 31, 2004 and 2003:

(In millions)                                                       2004                2003
-------------                                                ------------------  ------------------
                                                              Amount  % of Total  Amount  % of Total
                                                             -------  ---------- -------  ----------
Subject to discretionary withdrawal - with
  adjustment:
   With market value adjustment............................. $ 9,764      22%    $20,228      38%
   At book value less current surrender charge of 5%
     or more................................................      11      --          12      --
   At market value..........................................  27,183      62%     24,834      47%
                                                             -------     ---     -------      --
   Total with adjustment or at market value.................  36,958      84%     45,074      85%
   At book value without adjustment (minimal or no
     charge or adjustment)..................................     779       2%        996       2%
       Not subject to discretionary withdrawal
         provision..........................................   6,079      14%      7,090      13%
                                                             -------     ---     -------      --
       Total (gross)........................................  43,816     100%     53,160      38%
       Reinsurance ceded....................................  (8,717)               (549)
                                                             -------             -------
       Total annuity and deposit-type reserves.............. $35,099             $52,611
                                                             =======             =======
       Life & Accident & Health Annual Statement:
          Annuities General account:........................ $ 3,484             $ 3,878
          Supplementary contracts with life
            contingencies...................................     155                 163
          Deposit-Type Contracts............................     826              16,131
                                                             -------             -------
          Subtotal..........................................   4,465              20,172
                                                             -------             -------
       Separate Accounts:
          Annuities.........................................     642               1,110
          Guaranteed interest contracts.....................      --               1,107
          Supplementary contracts with life
            contingencies...................................     425                 419
          Policyholder dividend and coupon
            accumulations...................................  29,550                  14
          Other contract deposit funds......................      17              29,789
                                                             -------             -------
          Subtotal..........................................  30,634              32,439
                                                             -------             -------
          Total annuity and deposit type reserves........... $35,099             $52,611
                                                             =======             =======

                         NOTES TO FINANCIAL STATEMENTS


NOTE 24 - PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Deferred and uncollected life insurance premiums and annuity considerations as of December 31, 2004 and 2003 were as follows;

(In millions)                                2004                 2003
-------------                        -------------------- --------------------
Type                                 Gross Net of Loading Gross Net of Loading
----                                 ----- -------------- ----- --------------
Group Life..........................   19        19         19        23
Ordinary Renewal....................    3         3          4         4
Ordinary New Business...............   --        --         --        --
                                      ---       ---        ---       ---
Totals..............................  $22       $22        $23       $27
                                      ===       ===        ===       ===

NOTE 25 - SEPARATE ACCOUNTS

Separate accounts held by the Company primarily represent funds for 401(k) plans, variable and fixed immediate and deferred annuities, variable universal life contracts, supplemental life benefits, and survivor income benefits. The assets of these accounts are generally carried at market value, with the exception of the nonindexed guaranteed products that are carried at amortized cost.

Information regarding the separate accounts of the Company for the periods ending December 31, 2004 and 2003 is as follows:

                                                                 2004
                                                           ----------------

                                                             Non-indexed     Non-indexed   Nonguaranteed
                                                            guarantee less  Guarantee more   Separate
(In millions)                                      Indexed than/equal to 4%    than 4%       Accounts     Total
-------------                                      ------- ---------------- -------------- ------------- -------
Premiums, considerations or deposits for year
  ended December 31, 2004.........................   $--       $    24           $--          $ 2,653    $ 2,677
                                                     ===       =======           ===          =======    =======
Reserves at December 31, 2004:
   For accounts with assets at:
   Market value...................................   $--       $ 1,313           $--          $32,647    $33,960
   Amortized cost.................................    --            --            --              407        407
                                                     ---       -------           ---          -------    -------
   Total reserves.................................   $--       $ 1,313           $--          $33,054    $34,367
                                                     ===       =======           ===          =======    =======
By withdrawal characteristics:
   Subject to discretionary withdrawal............   $--       $    --           $--          $ 2,796    $ 2,796
   With market value adjustment...................    --            --                            421        421
   At book value without market value adjustment
     and with current surrender charge of 5% or
     more.........................................    --            --                         25,747     25,747
   At market value................................    --            --            --            3,492      3,492
   At book value without market value adjustment
     and with current surrender charge of less
     than 5%......................................    --         1,313            --               --      1,313
                                                     ---       -------           ---          -------    -------
   Subtotal.......................................    --         1,313            --           32,456     33,769
   Not subject to discretionary withdrawal........    --            --            --              598        598
                                                     ---       -------           ---          -------    -------
   Total..........................................   $--       $1,313,           $--          $33,054    $34,367
                                                     ===       =======           ===          =======    =======

There was no reserve for asset risk in lieu of AVR at December 31, 2004.

                         NOTES TO FINANCIAL STATEMENTS


                                                                   2003
                                                             ----------------
                                                               Non-indexed     Non-indexed   Nonguaranteed
                                                              guarantee less  Guarantee more   Separate
(In millions)                                        Indexed than/equal to 4%    than 4%       Accounts     Total
-------------                                        ------- ---------------- -------------- ------------- -------
Premiums, considerations or deposits for year
  ended December 31, 2003...........................   $--        $   42          $1,503        $ 2,290    $ 3,835
                                                       ===        ======          ======        =======    =======
Reserves at December 31, 2003:
   For accounts with assets at:
       Market value.................................   $--        $   --          $    7        $27,742    $27,749
       Amortized cost...............................    --         1,241           6,415             --      7,656
                                                       ---        ------          ------        -------    -------
       Total reserves...............................   $--        $1,241          $6,422        $27,742    $35,405
                                                       ===        ======          ======        =======    =======
By withdrawal characteristics:
   Subject to discretionary withdrawal..............   $--        $   --          $5,318        $    --    $ 5,318
       With market value adjustment.................    --            --              --             --         --
       At market value..............................    --            --              --         27,360     27,360
       At book value without market value
         adjustment and with current surrender
         charge of less than 5%.....................    --         1,241              --             --      1,241
                                                       ---        ------          ------        -------    -------
       Subtotal.....................................   $--        $1,241          $5,318        $27,360    $33,919
       Not subject to discretionary withdrawal......    --            --           1,104            382      1,456
                                                       ---        ------          ------        -------    -------
       Total........................................   $--        $1,241          $6,422        $27,742    $35,405
                                                       ===        ======          ======        =======    =======

There was no reserve for asset risk in lieu of AVR at December 31, 2003.

Reconciliation of Net Transfers To (From) Separate Accounts:

(In millions)                                                   2004     2003
-------------                                                 -------  -------
Transfers as reported in the Summary of Operations of the
  Separate Accounts Statement:
   Transfers to Separate Accounts............................ $ 2,715  $ 3,654
   Transfers from Separate Accounts..........................  (4,161)  (3,848)
                                                              -------  -------
   Net transfers from Separate Accounts......................  (1,446)    (194)

Reconciling Adjustments:
   Separate Account Reserve and other transfers..............       7        3
   Separate Account Deposit Type Contracts...................   1,261       57
   General account fund transfers............................      --       --
                                                              -------  -------
Transfers as reported in the Statement of Income and changes in Capital and Surplus..................................... $  (178) $  (134)
                                                              =======  =======

                         NOTES TO FINANCIAL STATEMENTS


NOTE 26- Loss/Claim Adjustments

The table below reconciles the Company's accident & health unpaid claims liabilities between December 31, 2004 and December 31, 2003, as follows:

(In millions)                                                 2004    2003
-------------                                                ------  ------
Liability at beginning of year.............................. $1,323  $1,216

Incurred expenses for insured or covered events, current
  year......................................................  4,261   4,579
Incurred expenses (income) for insured or covered events,
  prior years...............................................   (166)    (50)
                                                             ------  ------
   Total provision..........................................  4,095   4,529

Payments for insured or covered events, current year........  3,321   3,648
Payments for insured or covered events, prior years.........    837     774
                                                             ------  ------
   Total payments...........................................  4,158   4,422
                                                             ------  ------
Liability at end of year.................................... $1,260  $1,323
                                                             ======  ======

PART C: OTHER INFORMATION

Item 26. Exhibits

(a) Incorporated by reference to Form N-8B-2 filed by CG Corporate Insurance Variable Life Insurance Separate Account 02 on March 15, 1996.

(b)     Not applicable.

(c)(1)* Distribution Agreement between Connecticut General Life Insurance Company and Westport Financial Services, L.L.C. dated as of February 15, 2005.

(c)(2)* Distribution Services Agreement between Connecticut General Life Insurance Company and Westport Financial Services, LLC. Dated as of February 15, 2005.

(d) Form LN621, Flexible Premium Variable Life Insurance Policy (4) Form LR485 - Joint and Survivorship Benefit Rider(7)

(e) Not applicable. The policies are closed to new sales and no new applications are accepted.

(f) Depositor's Certificate of Incorporation and By-Laws. Certificate of Amendment of Certificate of Incorporation of Connecticut General Life Insurance Company, as filed March 23, 1999. (7)

        Certificate of By-laws of Connecticut General Life Insurance Company as amended July 30, 1998. (7)

(g)     Not applicable.

(h) Fund Participation Agreements between Connecticut General Life Insurance Company and:

        (1)  Alger American Fund(1)

        (2)  Fidelity Variable Products Fund(2)

        (3)  Fidelity Variable Products Fund II(2)

        (4)  MFS Variable Insurance Trust(2)

        (5)  OCC Accumulation Trust(2)

        (6)  Templeton Variable Product Series Fund(2)

        (7)  Janus Aspen Series Trust(3)

        (8)  BT Insurance Funds Trust(4)

        (9)  Neuberger Berman Advisers Management Trust(6)

        (10) Amendment to Templeton Variable Product Series Fund Participation Agreement (Exhibit 2(f)(6)

        (11) Goldman Sachs Variable Insurance Trust(7)

        (12) PIMCO Variable Insurance Trust(7), as amended by *Amendment No. 2 dated April 22, 2005

        (13) Vanguard Variable Insurance Fund(7)

        (14) *Summit Mutual Funds, Inc.

(i)     Not applicable.

(j)     Not applicable.

(k)     Not applicable.

(l)     Not applicable.

(m)     Not applicable.

(n)     *Consent of PricewaterhouseCoopers, LLP.

        *Powers of attorneys of Officers and Directors of Depositor

(o)     Not applicable.

(p)     Not applicable.

(q)     Not applicable.

* filed herewith

Footnotes

(1) - Incorporated by reference to Post-effective Amendment No. 2 to Registration Statement on Form S-6 (File No. 33-84426) filed by CG Variable Life Insurance Separate Account I on April 19, 1996.

(2) - Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-6 (File No. 33-89238) filed by CG Variable Life Insurance Separate Account I on April 19, 1996.

(3) - Incorporated by reference to Post-Effective Amendment No. 2 to this Registration Statement filed on October 31, 1997.

(4) - Incorporated by reference to Post-Effective Amendment No. 6 to this Registration Statement filed on April 22, 1998.

(5) - Incorporated by reference to Post-Effective Amendment No. 8 to this Registration Statement filed on April 20, 1999.

(6) - Incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement filed on April 28, 2000.

(7) - Incorporated by reference to Post-Effective Amendment No. 12 to this Registration Statement filed on August 21, 2002.

Item 27. Directors and Officers of the Depositor

Directors and Officers of the Depositor are as follows:

Name                Position with Depositor
----                -----------------------
David M. Cordani    Director and President
Thomas A. Croswell  Director and Senior Vice President
Richard H. Forde    Director and Senior Vice President
Standley H. Hoch    Director, Vice President and Actuary
Susan B. Hoffnagle  Director
Mark A. Parsons     Director and Senior Vice President
John R. Perlstein   Director, Senior Vice President and Chief Counsel
Glenn D. Pomerantz  Director and Senior Vice President
Jonathan N. Rubin   Director, Senior Vice President and Chief Financial
                    Officer
Frank Sataline, Jr. Director and Senior Vice President
Jeffrey M. Weinman  Director, Vice President and Investment Risk Management
                    Actuary
James Yablecki      Vice President and Actuary
Franklin C. Barlow  Assistant Vice President

Item 28. Persons Controlled by or Under Common Control of the Depositor or the Registrant.

Incorporated herein by reference to the Form 10-K Report, File #1-8323, CIGNA Corporation, filed on March 4, 2005.

Item 29. Indemnification

Indemnification of directors, officers, employees and agents of the Depositor is governed, effective January 1, 1997, by Sections 33-770 through 33-778 of the Connecticut Stock Corporation Act. ("Act"). The Act sets forth the fullest indemnification which a Connecticut corporation such as Depositor is permitted to provide. The Act also permits a corporation to purchase and maintain insurance with respect to liabilities asserted against or incurred by persons in the capacity or status of directors, officers, employees or agents regardless of whether direct indemnification by the corporation would be permitted. The Act allows a corporation to adopt provisions in its certificate of incorporation narrowing the scope of indemnification which would otherwise be permitted by the Act, and Depositor is currently considering amending its certificate of incorporation to provide for narrower indemnification. Until and unless such an amendment is adopted, Depositor is obligated to provide the fullest indemnification permitted by the Act, on condition that a determination has been made by Depositor's Board of Directors (or, in special circumstances, by shareholders or special legal counsel) that the person to be indemnified acted in good faith, reasonably believed his conduct was in the corporation's best interest, and had no reasonable cause to believe his conduct was unlawful.

Item 30.Principal Underwriter

(a) Other Activity. Serves as underwriter for CG Variable Life Insurance Separate Account A.

(b) Management.

The following persons are Directors and Officers of Westport Financial Services, L.L.C. The address of each is 39 Old Ridgebury Road, Suite 5, Danbury, CT 06810

Name                  Positions and Offices with Principal Underwriter
----                  ------------------------------------------------
Jeanne R. Heller       President, Chief Compliance Officer
Paul J. Defronzo       Senior Vice President, Chief Financial Officer
Timothy J. Nelson      Executive Vice President
Gregory T. Richardson  Treasurer
Robert R. Schmidt      Executive Vice President
Gary F. Terry          Executive Vice President
Martin L. Vaughan      Director

(c) Compensation from the Registrant.

The underwriter receives a flat fee of $135,000 per annum for serving as principal underwriter for this separate account and CG Variable Life Insurance Separate Account A.

Item 31.Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are maintained by Connecticut General Life Insurance Company at 280 Trumbull Street, Hartford, CT 06103.

Item 32.Management Services

Not applicable.

Item 33.Fee Representation

The Company represents that the fees and charges deducted under the Policies, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by the Company.

                                  SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 17 to its Registration Statement on Form N-6 (File No. 333-01741) to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Hartford and State of Connecticut on the 10th day of March, 2006.

CG CORPORATE INSURANCE VARIABLE LIFE SEPARATE ACCOUNT 02 (REGISTRANT)

                                              By  /s/ Jeffrey S. Winer
                                                  ------------------------------
                                                  Jeffrey S. Winer
                                                  Vice President
                                                  Connecticut General Life
                                                    Insurance Company

CONNECTICUT GENERAL LIFE INSURANCE COMPANY (DEPOSITOR)

                                              By  /s/ Jeffrey S. Winer
                                                  ------------------------------
                                                  Jeffrey S. Winer
                                                  Vice President

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 17 to this Registration Statement (File No. 333-01741) has been signed below on March 10, 2006 by the following persons, as officers and directors of the Depositor, in the capacities indicated:
SIGNATURE                      TITLE
---------                      -----

    /s/ David M. Cordani       President and Director
-----------------------------  (Principal Executive Officer)
      David M. Cordani

     /s/ James Yablecki        Vice President
-----------------------------  (Principal Financial Officer)
       James Yablecki

   /s/ Franklin C. Barlow      Assistant Vice President
-----------------------------  (Principal Accounting Officer)
     Franklin C. Barlow

    /s/ Jonathan N. Rubin      Senior Vice President and
-----------------------------    Director
      Jonathan N. Rubin        (Chief Financial Officer)

   /s/ Thomas A. Croswell      Director
-----------------------------
     Thomas A. Croswell

    /s/ Richard H. Forde       Director
-----------------------------
      Richard H. Forde

    /s/ Standley H. Hoch       Director
-----------------------------
      Standley H. Hoch

   /s/ Susan B. Hoffnagle      Director
-----------------------------
     Susan B. Hoffnagle

     /s/ Mark A. Parsons       Director
-----------------------------
       Mark A. Parsons

    /s/ John R. Perlstein      Director
-----------------------------
      John R. Perlstein

/s/ Glenn D. Pomerantz, M.D.   Director
-----------------------------
  Glenn D. Pomerantz, M.D.

   /s/ Frank Sataline, Jr.     Director
-----------------------------
     Frank Sataline, Jr.

   /s/ Jeffrey M. Weinman      Director
-----------------------------
     Jeffrey M. Weinman


*By /s/ Jeffrey S. Winer
    --------------------------
        Jeffrey S. Winer
        Attorney-in-Fact

                                 EXHIBIT INDEX

Exhibit C(1)  Distribution Agreement between Connecticut General Life
              Insurance Company and Westport Financial Services, LLC.

Exhibit C(2)  Distribution Services Agreement between Connecticut General Life
              Insurance Company and Westport Financial Services, LLC

Exhibit H(12) Amendment to Participation Agreement with PIMCO Variable
              Insurance Trust dated April 22, 2005

Exhibit H(14) Participation Agreement with Summit Mutual Funds, Inc.

Exhibit N(1)  Power of Attorney of David M. Cordani

Exhibit N(2)  Power of Attorney of James Yablecki

Exhibit N(3)  Power of Attorney of Franklin C. Barlow

Exhibit N(4)  Power of Attorney of Jonathan N. Rubin

Exhibit N(5)  Power of Attorney of Thomas A. Croswell

Exhibit N(6)  Power of Attorney of Richard H. Forde

Exhibit N(7)  Power of Attorney of Standley H. Hoch

Exhibit N(8)  Power of Attorney of Susan B. Hoffnagle

Exhibit N(9)  Power of Attorney of Mark A. Parsons

Exhibit N(10) Power of Attorney of John R. Perlstein

Exhibit N(11) Power of Attorney of Glenn D. Pomerantz, M.D.

Exhibit N(12) Power of Attorney of Frank Sataline, Jr.

Exhibit N(13) Power of Attorney of Jeffrey M. Weinman

Exhibit N(14) Consent of Independent Accountants